As filed with the Securities and Exchange Commission on
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February 16, 2010
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Registration No. 33-17486
811-05346

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

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FORM N-1A
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	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/X/
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	Pre-Effective Amendment No.	/ /
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	Post-Effective Amendment No. 41	/X/
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	and	----
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	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY	/X/
	ACT OF 1940	----
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	Amendment No. 42	/X/
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	(Check appropriate box or boxes)	----

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PUTNAM VARIABLE TRUST
(Exact name of registrant as specified in charter)

One Post Office Square, Boston, Massachusetts 02109
(Address of principal executive offices)

Registrant's Telephone Number, including Area Code
(617) 292-1000

It is proposed that this filing will become effective
(check appropriate box)

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/ /	immediately upon filing pursuant to paragraph (b)
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/ /	on (date) pursuant to paragraph (b)
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/ /	60 days after filing pursuant to paragraph (a)(1)
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/ X /	on April 30, 2010 pursuant to paragraph (a)(1)
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/ /	75 days after filing pursuant to paragraph (a)(2)
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/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.
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If appropriate, check the following box:
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/ /	this post-effective amendment designates a new
----	effective date for a previously filed post-effective amendment.

BETH S. MAZOR, Vice President
PUTNAM VARIABLE TRUST
One Post Office Square
Boston, Massachusetts 02109
(Name and address of agent for service)
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Copy to:
JOHN W. GERSTMAYR, Esquire
ROPES & GRAY LLP
One International Place
Boston, Massachusetts 02110

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Putnam Variable Trust
Class IA and IB Shares
Symbols not available

Growth Funds	Value Funds
Putnam VT Growth Opportunities Fund	Putnam VT Equity Income Fund
Putnam VT International Growth Fund*	Putnam VT The George Putnam Fund of Boston
Putnam VT New Opportunities Fund	Putnam VT Growth and Income Fund
Putnam VT Vista Fund	Putnam VT International Value Fund**
Putnam VT Voyager Fund	Putnam VT Mid Cap Value Fund
Putnam VT Small Cap Value Fund
Blend Funds

Putnam VT Capital Opportunities Fund	Income Funds
Putnam VT Global Equity Fund	Putnam VT American Government Income Fund
Putnam VT International Equity Fund	Putnam VT Diversified Income Fund
Putnam VT Investors Fund	Putnam VT High Yield Fund
Putnam VT Research Fund	Putnam VT Income Fund

Global Sector Funds
Money Market Fund
Putnam VT Global Health Care Fund	Putnam VT Money Market Fund
Putnam VT Global Utilities Fund
Asset Allocation Fund
Putnam VT Global Asset Allocation Fund

Prospectus
4/30/10

Fund summaries	[ ]

What are each fund's main investment strategies and related risks?	[ ]

Who oversees and manages the funds?	[ ]

How to buy and sell fund shares?	[ ]

How do the funds price their shares?	[ ]

Policy on excessive short-term trading	[ ]

Distribution plans and payments to dealers	[ ]

Fund distributions and taxes	[ ]

Financial highlights	[ ]

1

This prospectus explains what you should know about the funds in Putnam Variable Trust, which are available for purchase by separate accounts of insurance companies. Please read it carefully.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.

* Prior to February 1, 2010, Putnam VT International Growth Fund was known as Putnam VT International New Opportunities Fund.

** Prior to February 1, 2010, Putnam VT International Value Fund was known as Putnam VT International Growth and Income Fund.

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Fund summaries

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PUTNAM VT AMERICAN GOVERNMENT INCOME FUND

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Goal

Putnam VT American Government Income Fund seeks high current income with preservation of capital as its secondary objective.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

Share	Management	Distribution and service (12b-1)	Other	Total annual fund operating
Class	fees	fees	expenses	expenses*
Class IA	[ ]%	[ ]%	[ ]%	[ ]%
Class IB	[ ]%	[ ]%	[ ]%	[ ]%

*Reflects projected expenses under a new management contract effective 1/1/10 [and changes in the allocation of certain expenses among the Putnam funds.]

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class IA	$[ ]	$[ ]	$[ ]	$[ ]
Class IB	$[ ]	$[ ]	$[ ]	$[ ]

2

Portfolio turnover

The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was [ ]%.

Investments, risks, and performance

Investments

We invest mainly in bonds that are securitized debt instruments (such as mortgage-backed investments) and other obligations of the U.S. government, its agencies and instrumentalities; are backed by the full faith and credit of the United States, such as U.S. Treasury bonds and Ginnie Mae mortgage-backed bonds, or by only the credit of a federal agency or government sponsored entity, such as Fannie Mae and Freddie Mac mortgage-backed bonds; and have intermediate- to long-term maturities (three years or longer). We may consider, among other things, credit, interest rate and prepayment risks, as well as general market conditions, when considering whether to buy or sell investments. We may also use derivatives, such as futures, options, warrants and swap contracts, for both hedging and non-hedging purposes.

Risks

It is important to understand that you can lose money by investing in the fund.

The prices of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. This risk includes interest rate risk, which means the prices of the fund’s investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Credit risk is generally greater for debt not backed by the full faith and credit of the U.S. government and interest rate risk is generally greater for longer-term bonds. Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. Our use of derivatives may increase these risks by, for example, increasing investment exposure or, in the case of many over-the-counter instruments, by being illiquid because of the potential inability to terminate or sell derivatives positions.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund and why a long-term investment horizon is important. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

3

Annual total returns for class IA shares before sales charges

[bar chart, year-to-date, best and worst quarter performance to be inserted]

Average annual total returns (for periods ending 12/31/09)

Share class	1 year	5 years	10 years
Class IA	[ ]%	[ ]%	[ ]%
Class IB	[ ]%	[ ]%	[ ]%
Barclays Capital Government Bond Index (no	[ ]%	[ ]%	[ ]%
deduction for fees or expenses)

Your fund's management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Rob Bloemker, Head of Fixed Income, portfolio manager of fund since 2002.
Daniel Choquette, Investment Strategist, portfolio manager of fund since 2005
Michael Salm, Team Leader, Liquid Markets, portfolio manager of fund since 2007

For important information about the purchase and sale of fund shares, tax information, and payments to insurance companies, please turn to Important additional information about all funds beginning on page [ ].

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PUTNAM VT CAPITAL OPPORTUNITIES FUND

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Goal

Putnam VT Capital Opportunities Fund seeks long-term growth of capital.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

Share	Management	Distribution and service (12b-1)	Other	Total annual fund operating
Class	fees	fees	expenses	expenses*
Class IA	[ ]%	[ ]%	[ ]%	[ ]%
Class IB	[ ]%	[ ]%	[ ]%	[ ]%

*Reflects projected expenses under a new management contract effective 1/1/10 [and changes in the allocation of certain expenses among the Putnam funds.]

4

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class IA	$[ ]	$[ ]	$[ ]	$[ ]
Class IB	$[ ]	$[ ]	$[ ]	$[ ]

Portfolio turnover

The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was [ ]%.

Investments, risks, and performance

Investments

We invest mainly in common stocks of small and midsize U.S. companies (growth or value stocks or both) that we believe have favorable investment potential. For example, we may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We may also consider other factors we believe will cause the stock price to rise.

Risks

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. These risks are generally greater for small and midsize companies.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund and why a long-term investment horizon is important. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

Annual total returns for class IA shares before sales charges

[bar chart, year-to-date, best and worst quarter performance to be inserted]

5

Average annual total returns (for periods ending 12/31/09)

Share class	1 year	5 years	10 years
Class IA	[ ]%	[ ]%	[ ]%
Class IB	[ ]%	[ ]%	[ ]%
Russell 2500 Index (no deduction for fees or	[ ]%	[ ]%	[ ]%
expenses)

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio manager

Joseph Joseph, Portfolio Manager, portfolio manager of fund since 1999.

For important information about the purchase and sale of fund shares, tax information, and payments to insurance companies, please turn to Important additional information about all funds beginning on page [ ].

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PUTNAM VT DIVERSIFIED INCOME FUND

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Goal

Putnam VT Diversified Income Fund seeks as high a level of current income as Putnam Investment Management, LLC (Putnam Management) believes is consistent with preservation of capital.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

Share	Management	Distribution and service (12b-1)	Other	Total annual fund operating
Class	fees	fees	expenses	expenses*
Class IA	[ ]%	[ ]%	[ ]%	[ ]%
Class IB	[ ]%	[ ]%	[ ]%	[ ]%

*Reflects projected expenses under a new management contract effective 1/1/10 [and changes in the allocation of certain expenses among the Putnam funds.]

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods

6

indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class IA	$[ ]	$[ ]	$[ ]	$[ ]
Class IB	$[ ]	$[ ]	$[ ]	$[ ]

Portfolio turnover

The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was [ ]%.

Investments, risks, and performance

Investments

We invest mainly in bonds that are securitized debt instruments (such as mortgage-backed investments) and other obligations of companies and governments worldwide, are either investment-grade or below investment-grade (sometimes referred to as “junk bonds”) and have intermediate- to long-term maturities (three years or longer). We may consider, among other things, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options and swap contracts, for both hedging and non-hedging purposes.

Risks

It is important to understand that you can lose money by investing in the fund.

The prices of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. This risk includes interest rate risk, which means the prices of the fund’s investments are likely to fall if interest rates rise. Bond investments are also subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (a significant part of the fund's investments). Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. International investments traded in foreign currencies carry the risk of the adverse impact of exchange rates on values. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. Emerging-market securities can be illiquid. Our use of derivatives may increase these risks by, for example, increasing investment exposure

7

or, in the case of many over-the-counter instruments, by being illiquid because of the potential inability to terminate or sell derivatives positions.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund and why a long-term investment horizon is important. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

Annual total returns for class IA shares before sales charges

[bar chart, year-to-date, best and worst quarter performance to be inserted]

Average annual total returns (for periods ending 12/31/09)

Share class	1 year	5 years	10 years
Class IA	[ ]%	[ ]%	[ ]%
Class IB	[ ]%	[ ]%	[ ]%
Barclays Capital Aggregate Bond Index (no	[ ]%	[ ]%	[ ]%
deduction for fees or expenses)

Your fund's management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

D. William Kohli, Team Leader, Portfolio Construction, portfolio manager of fund since 1994
Michael Atkin, Senior Economist, portfolio manager of fund since 2007
Rob Bloemker, Head of Fixed Income, portfolio manager of fund since 2005
Kevin Murphy, Team Leader, High Grade Credit, portfolio manager of fund since 2007
Paul Scanlon, Team Leader U.S. High-Yield, portfolio manager of fund since 2005

For important information about the purchase and sale of fund shares, tax information, and payments to insurance companies, please turn to Important additional information about all funds beginning on page [ ].

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PUTNAM VT EQUITY INCOME FUND

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Goal

Putnam VT Equity Income Fund seeks capital growth and current income.

8

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

Share	Management	Distribution and service (12b-1)	Other	Total annual fund operating
Class	fees	fees	expenses	expenses*
Class IA	[ ]%	[ ]%	[ ]%	[ ]%
Class IB	[ ]%	[ ]%	[ ]%	[ ]%

*Reflects projected expenses under a new management contract effective 1/1/10 [and changes in the allocation of certain expenses among the Putnam funds.]

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class IA	$[ ]	$[ ]	$[ ]	$[ ]
Class IB	$[ ]	$[ ]	$[ ]	$[ ]

Portfolio turnover

The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was [ ]%.

Investments, risks, and performance

Investments

We invest mainly in common stocks of large U.S. companies, with a focus on value stocks that offer the potential for current income, and also capital growth. Value stocks are those that we believe are currently undervalued by the market. We may consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments.

Risks

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. These risks are generally greater for small and midsize companies. Value stocks may fail to rebound, and the market may not favor value-style investing.

9

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund and why a long-term investment horizon is important. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

Annual total returns for class IA shares before sales charges

[bar chart, year-to-date, best and worst quarter performance to be inserted]

Average annual total returns (for periods ending 12/31/09)

Share class	1 year	5 years	10 years
Class IA	[ ]%	[ ]%	[ ]%
Class IB	[ ]%	[ ]%	[ ]%
Russell 1000 Value Index	[ ]%	[ ]%	[ ]%
(no deduction for fees or expenses)

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio manager

Bartlett Geer, Portfolio Manager, portfolio manager of fund since 2000

For important information about the purchase and sale of fund shares, tax information, and payments to insurance companies, please turn to Important additional information about all funds beginning on page [ ].

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PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON

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Goal

Putnam VT The George Putnam Fund of Boston seeks to provide a balanced investment composed of a well diversified portfolio of stocks and bonds which produce both capital growth and current income.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.

10

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

Share	Management	Distribution and service (12b-1)	Other	Total annual fund operating
Class	fees	fees	expenses	expenses*
Class IA	[ ]%	[ ]%	[ ]%	[ ]%
Class IB	[ ]%	[ ]%	[ ]%	[ ]%

*Reflects projected expenses under a new management contract effective 1/1/10 [and changes in the allocation of certain expenses among the Putnam funds.]

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class IA	$[ ]	$[ ]	$[ ]	$[ ]
Class IB	$[ ]	$[ ]	$[ ]	$[]

Portfolio turnover

The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was [ ]%.

Investments, risks, and performance

Investments

We invest mainly in a combination of bonds and U.S. value stocks with a greater focus on value stocks. Value stocks are those that we believe are currently undervalued by the market. If we are correct and other investors recognize the value of the company, the price of its stock may rise. Our equity investments are mainly in large companies, which are of a size similar to those in the Russell 1000 Value Index (composed of companies with a market capitalization of between $[ ] million and $[ ] billion as of December 31, 2009) and midsize companies, which are of a size similar to those in the Russell Midcap Value Index (composed of companies with a market capitalization of between $[ ] million and $[ ] billion as of December 31, 2009). We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We buy bonds of governments and private companies that are mostly investment-grade in quality with intermediate- to long-term maturities (three years or longer). We may also use derivatives, such as futures, options, warrants and swap contracts, for both hedging and non-hedging purposes.

Risks

It is important to understand that you can lose money by investing in the fund.

11

The prices of stocks and bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. These risks are generally greater for small and midsize companies. Value stocks may fail to rebound, and the market may not favor value-style investing.

Bond investments are subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds (a significant part of the fund’s investments) and credit risk is generally greater for below-investment grade bonds (“junk bonds”). Our allocation of assets between stocks and bonds may hurt performance. Our use of derivatives may increase these risks by, for example, increasing investment exposure or, in the case of many over-the-counter instruments, by being illiquid because of the potential inability to terminate or sell derivatives positions.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund and why a long-term investment horizon is important. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

Annual total returns for class IA shares before sales charges

[bar chart, year-to-date, best and worst quarter performance to be inserted]

Average annual total returns (for periods ending 12/31/09)

Share class	1 year	5 years	10 years
Class IA	[ ]%	[ ]%	[ ]%
Class IB	[ ]%	[ ]%	[ ]%
Russell 1000 Value Index (no deduction for fees	[ ]%	[ ]%	[ ]%
or expenses)
Barclays Capital Aggregate Bond Index (no	[ ]%	[ ]%	[ ]%
deduction for fees or expenses)
George Putnam Blended Index (60/40 blend of	[ ]%	[ ]%	[ ]%
preceding indices) (no deduction for fees or
expenses)

The George Putnam Blended Index, is an unmanaged index administered by Putnam Management, 60% of which is the Russell 1000 Value Index

12

and 40% of which is the Barclays Capital Aggregate Bond Index. The S&P 500/Citigroup Value Index, whose performance for the 1, 5, 10 years ended 12/31/09 was [ ], [ ], and [ ], has been replaced by the Russell 1000 Value Index as the fund's primary benchmark because, in Putnam Management’s opinion, the securities tracked by this index more accurately reflect the types of securities that generally will be held by the fund.

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

David Calabro, Portfolio Manager, portfolio manager of fund since 2008
Raman Srivastava, Portfolio Construction Specialist, portfolio manager of fund since 2004

For important information about the purchase and sale of fund shares, tax information, and payments to insurance companies, please turn to Important additional information about all funds beginning on page [ ].

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PUTNAM VT GLOBAL ASSET ALLOCATION FUND

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Goal

Putnam VT Global Asset Allocation Fund seeks long-term return consistent with preservation of capital.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

Share	Management	Distribution and service (12b-1)	Other	Total annual fund operating
Class	fees	fees	expenses	expenses*
Class IA	[ ]%	[ ]%	[ ]%	[ ]%
Class IB	[ ]%	[ ]%	[ ]%	[ ]%

*Reflects projected expenses under a new management contract effective 1/1/10 [and changes in the allocation of certain expenses among the Putnam funds.]

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

13

Share class	1 year	3 years	5 years	10 years
Class IA	$[]	$[]	$[]	$[]
Class IB	$[]	$[]	$[]	$[]

Portfolio turnover

The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was [ ]%.

Investments, risks, and performance

Investments

We invest mainly in a diversified portfolio of equity securities (growth or value stocks or both) of companies worldwide of any size. Growth stocks are issued by companies whose earnings are expected to grow faster than those of similar firms and value stocks are those that we believe are currently undervalued by the market. We will consider, among other things, a company’s valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments. We also invest in a diversified portfolio of fixed income investments, including both U.S. and foreign government obligations and corporate obligations mortgage-backed and asset-backed securities, convertible securities and preferred stock. We will consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell fixed income investments. We may select other investments that do not fall within these asset classes. We may also use derivatives, such as futures, swaps, options and warrants, for both hedging and non-hedging purposes.

Risks

It is important to understand that you can lose money by investing in the fund.

The prices of stocks and bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. These risks are generally greater for small and midsize companies. Growth stocks may be more susceptible to earnings disappointments and value stocks may fail to rebound. International investments trade in foreign currencies carry the risk of the adverse impact of exchange rates on values. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation and emerging-market securities can be illiquid. Bond investments are subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Interest rate risk means the prices of the fund’s investments are likely to fall if interest rates rise. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment grade bonds (“junk bonds”). Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. Our allocation of assets between stocks and bonds may hurt performance. Our use of derivatives may increase these risks by, for example, increasing investment exposure or, in the case of over-the-counter instruments, by being illiquid because of the potential inability to terminate or sell derivatives positions.

14

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund and why a long-term investment horizon is important. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

Annual total returns for class IA shares before sales charges

[bar chart, year-to-date, best and worst quarter performance to be inserted]

Average annual total returns (for periods ending 12/31/09)

Share class	1 year	5 years	10 years
Class IA	[ ]%	[ ]%	[ ]%
Class IB	[ ]%	[ ]%	[ ]%
Russell 3000 Index	[ ]%	[ ]%	[ ]%
(no deduction for fees or expenses)
Putnam Balanced Blended Benchmark Index	[ ]%	[ ]%	[ ]%
(no deduction for fees or expenses)

The Putnam Balanced Blended Benchmark is a benchmark administered by Putnam Management that is 50% the Russell 3000 Index, 35% the Barclays Capital Aggregate Bond Index, 10% the Morgan Stanley Capital International (MSCI) EAFE Index (ND) and 5% the JP Morgan Developed High Yield Index.

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Jeffrey Knight, Head of Global Asset Allocation, portfolio manager of fund since 2002
James Fetch, Portfolio Manager, portfolio manager of fund since 2008
Robert Kea, Portfolio Manager, portfolio manager of fund since 2002
Robert Schoen, Portfolio Manager, portfolio manager of fund since 2002
James Vaillancourt, Portfolio Manager, portfolio manager of fund since 2008

For important information about the purchase and sale of fund shares, tax information, and payments to insurance companies, please turn to Important additional information about all funds beginning on page [ ].

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PUTNAM VT GLOBAL EQUITY FUND

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Goal

15

Putnam VT Global Equity Fund seeks capital appreciation.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

Share	Management	Distribution and service (12b-1)	Other	Total annual fund operating
Class	fees	fees	expenses	expenses*
Class IA	[ ]%	[ ]%	[ ]%	[ ]%
Class IB	[ ]%	[ ]%	[ ]%	[ ]%

*Reflects projected expenses under a new management contract effective 1/1/10 [and changes in the allocation of certain expenses among the Putnam funds.]

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class IA	$[ ]	$[ ]	$[ ]	$[ ]
Class IB	$[ ]	$[ ]	$[ ]	$[ ]

Portfolio turnover

The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was [ ]%.

Investments, risks, and performance

Investments

We invest mainly in common stocks (growth or value stocks or both) of midsize and large companies worldwide that we believe have favorable investment potential. For example, we may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We invest mainly in developed countries, but may invest in emerging markets. Emerging markets include countries in the MSCI World Index (ND) or that we consider to be equivalent to those in the MSCI World Index (ND) based on their level of economic development or the size and experience of their securities markets. We may consider, among other factors, a company’s valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, warrants and swap contracts, for both hedging and non-hedging purposes.

Risks

16

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for midsize companies. International investments traded in foreign currencies carry the risk of the adverse impact of exchange rates on values. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. Emerging-market securities can be illiquid. Our use of derivatives may increase these risks by, for example, increasing investment exposure or, in the case of many over-the-counter instruments, by being illiquid because of the potential inability to terminate or sell derivatives positions.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund and why a long-term investment horizon is important. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

Annual total returns for class IA shares before sales charges

[bar chart, year-to-date, best and worst quarter performance to be inserted]

Average annual total returns (for periods ending 12/31/09)

Share class	1 year	5 years	10 years
Class IA	[ ]%	[ ]%	[ ]%
Class IB	[ ]%	[ ]%	[ ]%
Morgan Stanley Capital International (MSCI)	[ ]%	[ ]%	[ ]%
World Index (ND) (no deduction for fees,
expenses, or taxes other than withholding taxes
on reinvested dividends)

Your fund's management

Investment advisor

Putnam Investment Management, LLC

Portfolio manager

Shigeki Makino, Head of Global Large Cap Equities, portfolio manager of fund since 2002

17

For important information about the purchase and sale of fund shares, tax information, and payments to insurance companies, please turn to Important additional information about all funds beginning on page [ ].

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PUTNAM VT GLOBAL HEALTH CARE FUND

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Goal

Putnam VT Global Health Care Fund seeks capital appreciation.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

Share	Management	Distribution and service (12b-1)	Other	Total annual fund operating
Class	fees	fees	expenses	expenses*
Class IA	[ ]%	[ ]%	[ ]%	[ ]%
Class IB	[ ]%	[ ]%	[ ]%	[ ]%

*Reflects projected expenses under a new management contract effective 1/1/10 [and changes in the allocation of certain expenses among the Putnam funds.]

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class IA	$[ ]	$[ ]	$[ ]	$[ ]
Class IB	$[ ]	$[ ]	$[ ]	$[ ]

Portfolio turnover

The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was [ ]%.

Investments, risks, and performance

Investments

18

For this non-diversified fund concentrating in the health care industries, we invest mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide that we believe have favorable investment potential. Potential investments include companies that manufacture health care supplies or provide health care-related services, and companies in the research, development, production and marketing of pharmaceuticals and biotechnology products. We may consider, among other factors, a company’s valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, warrants and swap contracts, for both hedging and non-hedging purposes and we may engage in short sales of securities.

Risks

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. The health care industries may be affected by technological obsolescence, changes in regulatory approval policies for drugs, medical devices or procedures and changes in governmental and private payment systems. International investments traded in foreign currencies carry the risk of the adverse impact of exchange rates on values. International investment may carry risks associated with potentially less stable economies or governments such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. Emerging-market securities can be illiquid. Our use of derivatives may increase these risks by, for example, increasing exposure or, in the case of many over-the-counter instruments, by being illiquid because of the potential inability to terminate or sell derivatives positions. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Our policy of concentrating on a limited group of industries and the fund’s “non-diversified” status, which means the fund invests in fewer issuers, can increase the fund’s vulnerability to common economic forces and may result in greater losses and volatility. Our use of short selling may result in losses if the securities appreciate in value.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund and why a long-term investment horizon is important. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

Annual total returns for class IA shares before sales charges

[bar chart, year-to-date, best and worst quarter performance to be inserted]

Average annual total returns (for periods ending 12/31/09)

Share class	1 year	5 years	10 years
Class IA	[ ]%	[ ]%	[ ]%
Class IB	[ ]%	[ ]%	[ ]%
MSCI World Health Care Index (MSCI) (ND)	[ ]%	[ ]%	[ ]%
(no deduction for fees or expenses)

19

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Kelsey Chen, Analyst, Sector Team Leader, portfolio manager of fund since 2005
Christopher Stevo, Analyst, portfolio manager of fund since 2009

For important information about the purchase and sale of fund shares, tax information, and payments to insurance companies, please turn to Important additional information about all funds beginning on page [ ].

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PUTNAM VT GLOBAL UTILITIES FUND

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Goal

Putnam VT Global Utilities Fund seeks capital growth and current income.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

Share	Management	Distribution and service (12b-1)	Other	Total annual fund operating
Class	fees	fees	expenses	expenses*
Class IA	[ ]%	[ ]%	[ ]%	[ ]%
Class IB	[ ]%	[ ]%	[ ]%	[ ]%

*Reflects projected expenses under a new management contract effective 1/1/10 [and changes in the allocation of certain expenses among the Putnam funds.]

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class IA	$[ ]	$[ ]	$[ ]	$[ ]
Class IB	$[ ]	$[ ]	$[ ]	$[ ]

Portfolio turnover

20

The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was [ ]%.

Investments, risks, and performance

Investments

For this non-diversified fund concentrating in the utilities industries, we invest mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide that we believe have favorable investment potential. Potential investments include electric, gas or water utilities and companies that operate as independent producers and/or distributors of power. We may consider, among other factors, a company’s valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, warrants and swap contracts, for both hedging and non-hedging purposes, and we may engage in short sales of securities.

Risks

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. The utilities industries may be affected by increases in fuel costs, technological obsolescence, changes in regulatory policies and deregulation of certain utility services. International investments traded in foreign currencies carry the risk of the adverse impact of exchange rates on values. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. Emerging-market securities can be illiquid. Our use of derivatives may enhance these risks by, for example, increasing exposure or, in the case of many over-the-counter instruments, by being illiquid because of the potential inability to terminate or sell derivative positions. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Our policy of concentrating on a limited group of industries and the fund’s “non-diversified” status, which means the fund invests in fewer issuers, can increase the fund’s vulnerability to common economic forces and may result in greater losses and volatility. Our use of short selling may result in losses if the securities appreciate in value.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund and why a long-term investment horizon is important. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

21

Annual total returns for class IA shares before sales charges

[bar chart, year-to-date, best and worst quarter performance to be inserted]

Average annual total returns (for periods ending 12/31/09)

Share class	1 year	5 years	10 years
Class IA	[ ]%	[ ]%	[ ]%
Class IB	[ ]%	[ ]%	[ ]%
MSCI World Utilities Index (MSCI) (ND) (no	[ ]%	[ ]%	[ ]%
deduction for fees or expenses)

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio manager

Michael Yogg, Analyst and Sector Team Leader, portfolio manager of fund since 2000

For important information about the purchase and sale of fund shares, tax information, and payments to insurance companies, please turn to Important additional information about all funds beginning on page [ ].

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PUTNAM VT GROWTH AND INCOME FUND

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Goal

Putnam VT Growth and Income Fund seeks capital growth and current income.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

Share	Management	Distribution and service (12b-1)	Other	Total annual fund operating
Class	fees	fees	expenses	expenses*
Class IA	[ ]%	[ ]%	[ ]%	[ ]%
Class IB	[ ]%	[ ]%	[ ]%	[ ]%

*Reflects projected expenses under a new management contract effective 1/1/10 [and changes in the allocation of certain expenses among the Putnam funds.]

Example

22

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class IA	$[ ]	$[ ]	$[ ]	$[ ]
Class IB	$[ ]	$[ ]	$[ ]	$[ ]

Portfolio turnover

The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was [ ]%.

Investments, risks, and performance

Investments

We invest mainly in common stocks of large U.S. companies with a focus on value stocks that offer the potential for capital growth, current income or both. Value stocks are those that we believe are currently undervalued by the market. If we are correct and other investors recognize the value of the company, the price of its stock may rise. We invest mainly in large companies, which are of a similar size to those in the Russell 1000 Value Index. As of 3/31/10, the index was composed of companies with the following market capitalization ranges: small companies ($[ ]-$[ ] billion) - [ ]% of the index; midsize compaines ($[ ]-$[ ] billion) - [ ]% of the index; and large companies ($[ ] billion and higher) - [ ]% of the index. We may consider, among other factors, a company’s valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures options, warrants and swap contracts for both hedging and non-hedging purposes.

Risks

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Value stocks may fail to rebound, and the market may not favor value-style investing. Our use of derivatives may increase these risks by, for example, increasing investment exposure or, in the case of many over the counter instruments, by being illiquid because of the potential inability to terminate or sell derivatives positions.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund and why a long-term investment horizon is important. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

23

Annual total returns for class IA shares before sales charges

[bar chart, year-to-date, best and worst quarter performance to be inserted]

Average annual total returns (for periods ending 12/31/09)

Share class	1 year	5 years	10 years
Class IA	[ ]%	[ ]%	[ ]%
Class IB	[ ]%	[ ]%	[ ]%
Russell 1000 Value Index (no deduction for fees	[ ]%	[ ]%	[ ]%
or expenses)

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio manager

Robert Ewing, Head of U.S. Large Cap Equities, portfolio manager of fund since 2008

For important information about the purchase and sale of fund shares, tax information, and payments to insurance companies, please turn to Important additional information about all funds beginning on page [ ].

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PUTNAM VT GROWTH OPPORTUNITIES FUND

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Goal

Putnam VT Growth Opportunities Fund seeks capital appreciation.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

Share	Management	Distribution and service (12b-1)	Other	Total annual fund operating
Class	fees	fees	expenses	expenses*
Class IA	[ ]%	[ ]%	[ ]%	[ ]%
Class IB	[ ]%	[ ]%	[ ]%	[ ]%

*Reflects projected expenses under a new management contract effective 1/1/10 [and changes in the allocation of certain expenses among the Putnam funds.]

24

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class IA	$[ ]	$[ ]	$[ ]	$[ ]
Class IB	$[ ]	$[ ]	$[ ]	$[ ]

Portfolio turnover

The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was [ ]%.

Investments, risks, and performance

Investments

We invest mainly in common stocks of large U.S. companies, with a focus on growth stocks. Growth stocks are issued by companies whose earnings are expected to grow faster than those of similar firms, and whose business growth and other characteristics may lead to an increase in stock price. We may consider, among other factors, a company’s valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures options, warrants and swap contracts for both hedging and non-hedging purposes.

Risks

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Growth stocks may be more susceptible to earnings disappointments, and the market may not favor growth-style investing. Our use of derivatives may increase these risks by, for example, increasing investment exposure or, in the case of many over the counter instruments, by being illiquid because of the potential inability to terminate or sell derivatives positions.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund and why a long-term investment horizon is important. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

25

Annual total returns for class IA shares before sales charges

[bar chart, year-to-date, best and worst quarter performance to be inserted]

Average annual total returns (for periods ending 12/31/09)

Share class	1 year	5 years	10 years
Class IA	[ ]%	[ ]%	[ ]%
Class IB	[ ]%	[ ]%	[ ]%
Russell 1000 Growth Index (no deduction for	[ ]%	[ ]%	[ ]%
fees or expenses)
S&P 500 Index	[ ]%	[ ]%	[ ]%
(no deduction for fees or expenses)

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio manager

Robert Brookby, Portfolio Manager, portfolio manager of fund since 2009

For important information about the purchase and sale of fund shares, tax information, and payments to insurance companies, please turn to Important additional information about all funds beginning on page [ ].

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PUTNAM VT HIGH YIELD FUND

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Goal

Putnam VT High Yield Fund seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

Share	Management	Distribution and service (12b-1)	Other	Total annual fund operating
Class	fees	fees	expenses	expenses*
Class IA	[ ]%	[ ]%	[ ]%	[ ]%
Class IB	[ ]%	[ ]%	[ ]%	[ ]%

*Reflects projected expenses under a new management contract effective 1/1/10 [and changes in the allocation of certain expenses among the Putnam funds.]

26

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class IA	$[ ]	$[ ]	$[ ]	$[ ]
Class IB	$[ ]	$[ ]	$[ ]	$[ ]

Portfolio turnover

The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was [ ]%.

Investments, risks, and performance

Investments

We invest mainly in bonds that are obligations of U.S. companies, are below investment-grade in quality (sometimes referred to as “junk bonds”), and have intermediate- to long-term maturities (three years or longer). We may consider, among other things, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, warrants and swap contracts, for both hedging and non-hedging purposes.

Risks

It is important to understand that you can lose money by investing in the fund.

The prices of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. This risk includes interest rate risk, which means the prices of the fund’s investments are likely to fall if interest rates rise. Bond investments are also subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds and credit risk is generally greater for below investment-grade bonds (a significant part of the fund's investments). Our use of derivatives may increase these risks by, for example, increasing investment exposure or, in the case of many over-the-counter instruments, by being illiquid because of the potential inability to terminate or sell derivatives positions.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund and why a long-term investment horizon is important. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember

27

that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

Annual total returns for class IA shares before sales charges

[bar chart, year-to-date, best and worst quarter performance to be inserted]

Average annual total returns (for periods ending 12/31/09)

Share class	1 year	5 years	10 years
Class IA	[ ]%	[ ]%	[ ]%
Class IB	[ ]%	[ ]%	[ ]%
JP Morgan Developed High Yield Index (no	[ ]%	[ ]%	[ ]%
deduction for fees or expenses)

Your fund's management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Paul Scanlon, Team Leader, U.S. High Yield, portfolio manager of fund since 2002
Norman Boucher, Portfolio Manager, portfolio manager of fund since 2005
Robert Salvin, Portfolio Manager, portfolio manager of fund since 2005

For important information about the purchase and sale of fund shares, tax information, and payments to insurance companies, please turn to Important additional information about all funds beginning on page [ ].


PUTNAM VT INCOME FUND


Goal

Putnam VT Income Fund seeks high current income consistent with Putnam Management believes to be prudent risk.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

Share	Management	Distribution and service (12b-1)	Other	Total annual fund operating
Class	fees	fees	expenses	expenses*
Class IA	[ ]%	[ ]%	[ ]%	[ ]%
Class IB	[ ]%	[ ]%	[ ]%	[ ]%

*Reflects projected expenses under a new management contract effective 1/1/10 [and changes in the allocation of certain expenses among the Putnam funds.]

28

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class IA	$[ ]	$[ ]	$[ ]	$[ ]
Class IB	$[ ]	$[ ]	$[ ]	$[ ]

Portfolio turnover

The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was [ ]%.

Investments, risks, and performance

Investments

We invest mainly in bonds that are securitized debt instruments (such as mortgage-backed investments) and other obligations of companies and governments worldwide denominated in U.S. dollars, are either investment-grade or below investment-grade (“junk bonds”) and have intermediate- to long-term maturities (three years or longer). We may consider, among other things, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options and swap contracts, for both hedging and non-hedging purposes.

Risks

It is important to understand that you can lose money by investing in the fund.

The prices of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. This risk includes interest rate risk, which means the prices of the fund’s investments are likely to fall if interest rates rise. Bond investments are also subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds and credit risk is generally greater for below investment-grade bonds (a significant part of the fund's investments). Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. Our use of derivatives may increase these risks by, for example, increasing investment exposure or, in the case of many over-the-counter instruments, by being illiquid because of the potential inability to terminate or sell derivatives positions.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

29

Performance

The performance information below gives some indication of the risks associated with an investment in the fund and why a long-term investment horizon is important. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

Annual total returns for class IA shares before sales charges

[bar chart, year-to-date, best and worst quarter performance to be inserted]

Average annual total returns (for periods ending 12/31/09)

Share class	1 year	5 years	10 years
Class IA	[ ]%	[ ]%	[ ]%
Class IB	[ ]%	[ ]%	[ ]%
Barclays Capital Aggregate Bond Index	[ ]%	[ ]%	[ ]%
(no deduction for fees or expenses)

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Rob Bloemker, Head of Fixed Income, portfolio manager of fund since 2005
Carl Bell, Team Leader, Structured Credit, portfolio manager of fund since 2008
Kevin Murphy, Team Leader, High Grade Credit, portfolio manager of fund since 2008
Michel Salm, Team Leader, Liquid Markets, portfolio manager of fund since 2007
Raman Srivastava, Portfolio Construction Specialist, portfolio manager of fund since 2004

For important information about the purchase and sale of fund shares, tax information, and payments to insurance companies, please turn to Important additional information about all funds beginning on page [ ].


PUTNAM VT INTERNATIONAL EQUITY FUND


Goal

Putnam VT International Equity Fund seeks capital appreciation.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

30

Share	Management	Distribution and service (12b-1)	Other	Total annual fund operating
Class	fees	fees	expenses	expenses*
Class IA	[ ]%	[ ]%	[ ]%	[ ]%
Class IB	[ ]%	[ ]%	[ ]%	[ ]%

*Reflects projected expenses under a new management contract effective 1/1/10 [and changes in the allocation of certain expenses among the Putnam funds.]

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class IA	$[ ]	$[ ]	$[ ]	$[ ]
Class IB	$[ ]	$[ ]	$[ ]	$[ ]

Portfolio turnover

The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was [ ]%.

Investments, risks, and performance

Investments

We invest mainly in common stocks of large and midsize companies (growth or value stocks or both) outside the United States that we believe have favorable investment potential. For example, we may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We may also consider other factors we believe will cause the stock price to rise. We invest mainly in developed countries, but may invest in emerging markets. We may consider, among other factors, a company’s valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, warrants and swap contracts, for both hedging and non-hedging purposes.

Risks

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. International investments traded in foreign currencies carry the risk of the adverse impact of exchange rates on values. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. Emerging-market securities can be illiquid. Our use of derivatives may enhance these risks by, for example, increasing

31

investment exposure or, in the case of many over-the-counter instruments, by being illiquid because of the potential inability to terminate or sell derivatives positions.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund and why a long-term investment horizon is important. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

Annual total returns for class IA shares before sales charges

[bar chart, year-to-date, best and worst quarter performance to be inserted]

Average annual total returns(for periods ending 12/31/09)

Share class	1 year	5 years	10 years
Class IA	[ ]%	[ ]%	[ ]%
Class IB	[ ]%	[ ]%	[ ]%
Morgan Stanley Capital International (MSCI)	[ ]%	[ ]%	[ ]%
EAFE Index (ND) (no deduction for fees or
expenses)

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio manager

Joshua L. Byrne, Head of International Large Cap Equities, portfolio manager of fund since 2000

For important information about the purchase and sale of fund shares, tax information, and payments to insurance companies, please turn to Important additional information about all funds beginning on page [ ].


PUTNAM VT INTERNATIONAL GROWTH FUND


Goal

Putnam VT International Growth Fund seeks long-term capital appreciation.

Fees and expenses

32

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

Share	Management	Distribution and service (12b-1)	Other	Total annual fund operating
Class	fees	fees	expenses	expenses*
Class IA	[ ]%	[ ]%	[ ]%	[ ]%
Class IB	[ ]%	[ ]%	[ ]%	[ ]%

*Reflects projected expenses under a new management contract effective 1/1/10 [and changes in the allocation of certain expenses among the Putnam funds.]

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class IA	$[ ]	$[ ]	$[ ]	$[ ]
Class IB	$[ ]	$[ ]	$[ ]	$[ ]

Portfolio turnover

The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was [ ]%.

Investments, risks, and performance

Investments

We invest mainly in common stocks of companies of any size in established and emerging markets outside the United States, with a focus on growth stocks. Growth stocks are issued by companies whose earnings are expected to grow faster than those of similar firms, and whose business growth and other characteristics may lead to an increase in stock price. We may invest in both developed countries and emerging markets. We may consider, among other factors, a company’s valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, warrants and swap contracts, for both hedging and non-hedging purposes.

Risks

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Growth stocks may be more susceptible to earnings disappointments, and the market may not favor growth-style investing. International

33

investments traded in foreign currencies carry the risk of the adverse impact of exchange rates on values. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. Emerging-market securities can be illiquid. Our use of derivatives may increase these risks by, for example, increasing investment exposure or, in the case of many over-the-counter instruments, by being illiquid because of the potential inability to terminate or sell derivatives positions.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund and why a long-term investment horizon is important. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

Annual total returns for class IA shares before sales charges

[bar chart, year-to-date, best and worst quarter performance to be inserted]

Average annual total returns (for periods ending 12/31/09)

Share class	1 year	5 years	10 years
Class IA	[ ]%	[ ]%	[ ]%
Class IB	[ ]%	[ ]%	[ ]%
MSCI EAFE Growth Index (ND) (no deduction	[ ]%	[ ]%	[ ]%
for fees or expenses)

Your fund's management

Investment advisor

Putnam Investment Management, LLC

Portfolio manager

Jeffrey Sacknowitz, Portfolio Manager, portfolio manager of fund since 2008

For important information about the purchase and sale of fund shares, tax information, and payments to insurance companies, please turn to Important additional information about all funds beginning on page [ ].

34

PUTNAM VT INTERNATIONAL VALUE FUND

Goal

Putnam VT International Value Fund seeks capital growth. Current income is a secondary objective.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

Share	Management	Distribution and service (12b-1)	Other	Total annual fund operating
Class	fees	fees	expenses	expenses*
Class IA	[ ]%	[ ]%	[ ]%	[ ]%
Class IB	[ ]%	[ ]%	[ ]%	[ ]%

*Reflects projected expenses under a new management contract effective 1/1/10 [and changes in the allocation of certain expenses among the Putnam funds.]

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class IA	$[ ]	$[ ]	$[ ]	$[ ]
Class IB	$[ ]	$[ ]	$[ ]	$[ ]

Portfolio turnover

The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was [ ]%.

Investments, risks, and performance

Investments

We invest mainly in common stocks of midsize and large companies outside the United States, with a focus on value stocks. Value stocks are those that we believe are currently undervalued by the market. If we are correct and other investors recognize the value of the company, the price of its stock may rise. We invest mainly in developed countries, but may invest in emerging markets. We may consider, among other factors, a company’s valuation, financial strength, growth potential competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, warrants and swap contracts, for both hedging and non-hedging purposes.

35

Risks

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. These risks are generally greater for midsize companies. Value stocks may fail to rebound, and the market may not favor value-style investing. International investments traded in foreign currencies carry the risk of the adverse impact of exchange rates on values. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. Emerging-market securities can be illiquid. Our use of derivatives may increase these risks by, for example, increasing investment exposure or, in the case of many over-the-counter instruments, by being illiquid because of the potential inability to terminate or sell derivatives positions.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund and why a long-term investment horizon is important. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

Annual total returns for class IA shares before sales charges

[bar chart, year-to-date, best and worst quarter performance to be inserted]

Average annual total returns (for periods ending 12/31/09)

Share class	1 year	5 years	10 years
Class IA	[ ]%	[ ]%	[ ]%
Class IB	[ ]%	[ ]%	[ ]%
S&P Developed Ex-U.S. LargeMidCap Value	[ ]%	[ ]%	[ ]%
Index (no deduction for fees or expenses)

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio manager

Darren Jaroch, Portfolio Manager, portfolio manager of fund since 2009

36

For important information about the purchase and sale of fund shares, tax information, and payments to insurance companies, please turn to Important additional information about all funds beginning on page [ ].


PUTNAM VT INVESTORS FUND


Goal

Putnam VT Investors Fund seeks long-term growth of capital and any increased income that results from this growth.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

Share	Management	Distribution and service (12b-1)	Other	Total annual fund operating
Class	fees	fees	expenses	expenses*
Class IA	[ ]%	[ ]%	[ ]%	[ ]%
Class IB	[ ]%	[ ]%	[ ]%	[ ]%

*Reflects projected expenses under a new management contract effective 1/1/10 [and changes in the allocation of certain expenses among the Putnam funds.]

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class IA	$[ ]	$[ ]	$[ ]	$[ ]
Class IB	$[ ]	$[ ]	$[ ]	$[ ]

Portfolio turnover

The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was [ ]%.

Investments, risks, and performance

37

Investments

We invest mainly in common stocks (growth or value stocks or both) of large U.S. companies that we believe have favorable investment potential. For example, we may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We may also consider other factors we believe will cause the stock price to rise. We may consider, among other factors, a company’s valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

Risks

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund and why a long-term investment horizon is important. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

Annual total returns for class IA shares before sales charges

[bar chart, year-to-date, best and worst quarter performance to be inserted]

Average annual total returns (for periods ending 12/31/09)

Share class	1 year	5 years	10 years
Class IA	[ ]%	[ ]%	[ ]%
Class IB	[ ]%	[ ]%	[ ]%
S&P 500 Index	[ ]%	[ ]%	[ ]%
(no deduction for fees or expenses)

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio manager

Gerard Sullivan, Portfolio Manager, portfolio manager of fund since 2008

For important information about the purchase and sale of fund shares, tax information, and payments to insurance companies, please turn to Important additional information about all funds beginning on page [ ].

38


PUTNAM VT MID CAP VALUE FUND


Goal

Putnam VT Mid Cap Value Fund seeks capital appreciation and, as a secondary objective, current income.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

Share	Management	Distribution and service (12b-1)	Other	Total annual fund operating
Class	fees	fees	expenses	expenses*
Class IA	[ ]%	[ ]%	[ ]%	[ ]%
Class IB	[ ]%	[ ]%	[ ]%	[ ]%

*Reflects projected expenses under a new management contract effective 1/1/10 [and changes in the allocation of certain expenses among the Putnam funds.]

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class IA	$[ ]	$[ ]	$[ ]	$[ ]
Class IB	$[ ]	$[ ]	$[ ]	$[ ]

Portfolio turnover

The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was [ ]%.

Investments, risks, and performance

Investments

We invest mainly in common stocks of midsize U.S. companies, with a focus on value stocks. Value stocks are those that we believe are currently undervalued by the market either because these stocks are priced below their long-term potential or because there may be other events that may result in positive change. If we are correct and other investors recognized the value of the company, the price of its stock may rise. We may consider, among other factors, a company’s valuation, financial strength, competitive

39

position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

Risks

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. These risks are generally greater for small and midsize companies. Value stocks may fail to rebound, and the market may not favor value-style investing.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund and why a long-term investment horizon is important. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

Annual total returns for class IA shares before sales charges

[bar chart, year-to-date, best and worst quarter performance to be inserted]

Average annual total returns (for periods ending 12/31/09)

Share class	1 year	5 years	10 years
Class IA	[ ]%	[ ]%	[ ]%
Class IB	[ ]%	[ ]%	[ ]%
Russell Midcap Value Index	[ ]%	[ ]%	[ ]%
(no deduction for fees or expenses)

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio manager

James Polk, Portfolio Manager, portfolio manager of fund since 2004

For important information about the purchase and sale of fund shares, tax information, and payments to insurance companies, please turn to Important additional information about all funds beginning on page [ ].


PUTNAM VT MONEY MARKET FUND

40


Goal

Putnam VT Money Market Fund seeks as high a rate of current income as we believe is consistent with preservation of capital and maintenance of liquidity.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

Share	Management	Distribution and service (12b-1)	Other	Total annual fund operating
Class	fees	fees	expenses	expenses*
Class IA	[ ]%	[ ]%	[ ]%	[ ]%
Class IB	[ ]%	[ ]%	[ ]%	[ ]%

*Reflects projected expenses under a new management contract effective 1/1/10 [and changes in the allocation of certain expenses among the Putnam funds.]

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class IA	$[ ]	$[ ]	$[ ]	$[ ]
Class IB	$[ ]	$[ ]	$[ ]	$[ ]

Investments, risks, and performance

Investments

We invest mainly in money market instruments that are high quality and have short-term maturities. We invest significantly in certificates of deposit, commercial paper (including asset-backed commercial paper), U.S. government debt and repurchase agreements, corporate obligations and bankers acceptances. We will consider, among other things, credit, interest rate, and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the fund.

Risks

It is important to understand that you can lose money by investing in the fund.

The effects of inflation may erode the value of your investment over time. Although the fund seeks to preserve the value of your investment at $1.00 per share, deterioration in the credit quality of issuers whose securities the fund holds or an increase in interest rates may impair the value of your investment. The values of money market investments usually rise and fall in response to changes in interest rates. Interest rate risk is generally lowest for investments with short maturities (a significant part of the fund’s

41

investments). Although the fund only buys high quality investments, investments backed by a letter of credit have the risk that the provider of the letter of credit will not be able to fulfill its obligations to the issuer.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund and why a long-term investment horizon is important. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

Annual total returns for class IA shares before sales charges

[bar chart, year-to-date, best and worst quarter performance to be inserted]

Average annual total returns(for periods ending 12/31/09)

Share class	1 year	5 years	10 years
Class IA	[ ]%	[ ]%	[ ]%
Class IB	[ ]%	[ ]%	[ ]%
Lipper VP (Underlying Funds) Money Market	[ ]%	[ ]%	[ ]%
Funds Category Average) (no deduction for
taxes)

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

For important information about the purchase and sale of fund shares, tax information, and payments to insurance companies, please turn to Important additional information about all funds beginning on page [ ].

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PUTNAM VT NEW OPPORTUNITIES FUND

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Goal

Putnam VT New Opportunities Fund seeks long-term capital appreciation.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.

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Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

Share	Management	Distribution and service (12b-1)	Other	Total annual fund operating
Class	fees	fees	expenses	expenses*
Class IA	[ ]%	[ ]%	[ ]%	[ ]%
Class IB	[ ]%	[ ]%	[ ]%	[ ]%

*Reflects projected expenses under a new management contract effective 1/1/10 [and changes in the allocation of certain expenses among the Putnam funds.]

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class IA	$[ ]	$[ ]	$[ ]	$[ ]
Class IB	$[ ]	$[ ]	$[ ]	$[ ]

Portfolio turnover

The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was [ ]%.

Investments, risks, and performance

Investments

We invest mainly in common stocks of U.S. companies of any size, with a focus on growth stocks. Growth stocks are issued by companies whose earnings are expected to grow faster than those of similar firms, and whose business growth and other characteristics may lead to an increase in stock price. We may consider, among other factors, a company’s valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures options, warrants and swap contracts for both hedging and non-hedging purposes.

Risks

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. These risks are generally greater for small and midsize companies. Growth stocks may be more susceptible to earnings disappointments, and the market may not favor growth-style investing. Our use of derivatives may increase these risks by,

43

for example, increasing investment exposure or, in the case of many over the counter instruments, by being illiquid because of the potential inability to terminate or sell derivatives positions.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund and why a long-term investment horizon is important. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

Annual total returns for class IA shares before sales charges

[bar chart, year-to-date, best and worst quarter performance to be inserted]

Average annual total returns (for periods ending 12/31/09)

Share class	1 year	5 years	10 years
Class IA	[ ]%	[ ]%	[ ]%
Class IB	[ ]%	[ ]%	[ ]%
Russell 3000 Growth Index	[ ]%	[ ]%	[ ]%
(no deduction for fees or expenses)

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio manager

Gerald Moore, Portfolio Manager, portfolio manager of fund since 2007

For important information about the purchase and sale of fund shares, tax information, and payments to insurance companies, please turn to Important additional information about all funds beginning on page [ ].

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PUTNAM VT RESEARCH FUND

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Goal

Putnam VT Research Fund seeks capital appreciation.

Fees and expenses

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The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

Share	Management	Distribution and service (12b-1)	Other	Total annual fund operating
Class	fees	fees	expenses	expenses*
Class IA	[ ]%	[ ]%	[ ]%	[ ]%
Class IB	[ ]%	[ ]%	[ ]%	[ ]%

*Reflects projected expenses under a new management contract effective 1/1/10 [and changes in the allocation of certain expenses among the Putnam funds.]

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class IA	$[ ]	$[ ]	$[ ]	$[ ]
Class IB	$[ ]	$[ ]	$[ ]	$[ ]

Portfolio turnover

The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was [ ]%.

Investments, risks, and performance

Investments

We invest mainly in common stocks (growth or value stocks or both) of large U.S. companies that we think have the greatest potential for capital appreciation with stock prices that reflect a value lower than that which we place on the company, or whose earnings we believe are likely to grow over time. We also look for the presence of other factors we believe will cause the stock price to rise. We may consider, among other factors, a company’s valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, warrants and swap contracts, for both hedging and non-hedging purposes.

Risks

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Our use of derivatives may increase these risks by, for example, increasing

45

investment exposure or, in the case of many over the counter instruments, by being illiquid because of the potential inability to terminate or sell derivatives positions.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund and why a long-term investment horizon is important. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

Annual total returns for class IA shares before sales charges

[bar chart, year-to-date, best and worst quarter performance to be inserted]

Average annual total returns (for periods ending 12/31/09)

Share class	1 year	5 years	10 years
Class IA	[ ]%	[ ]%	[ ]%
Class IB	[ ]%	[ ]%	[ ]%
S&P 500 Index	[ ]%	[ ]%	[ ]%
(no deduction for fees or expenses)

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio manager

Andrew S. Matteis, Head of Large-Cap Equity Research, portfolio manager of fund since 2008

For important information about the purchase and sale of fund shares, tax information, and payments to insurance companies, please turn to Important additional information about all funds beginning on page [ ].

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PUTNAM VT SMALL CAP VALUE FUND

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Goal

Putnam VT Small Cap Value Fund seeks capital appreciation.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.

46

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

Share	Management	Distribution and service (12b-1)	Other	Total annual fund operating
Class	fees	fees	expenses	expenses*
Class IA	[ ]%	[ ]%	[ ]%	[ ]%
Class IB	[ ]%	[ ]%	[ ]%	[ ]%

*Reflects projected expenses under a new management contract effective 1/1/10 [and changes in the allocation of certain expenses among the Putnam funds.]

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class IA	$[ ]	$[ ]	$[ ]	$[ ]
Class IB	$[ ]	$[ ]	$[ ]	$[ ]

Portfolio turnover

The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was [ ]%.

Investments, risks, and performance

Investments

We invest mainly in common stocks of small U.S. companies, with a focus on value stocks. Value stocks are those that we believe are currently undervalued by the market. If we are correct and other investors recognize the value of the company, the price of it stock may rise. We may consider, among other factors, a company’s valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures options, warrants and swap contracts for both hedging and non-hedging purposes.

Risks

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. These risks are generally greater for small and midsize companies. Value stocks may fail to rebound, and the market may not favor value-style investing. Our use of derivatives may increase these risks by, for example, increasing investment exposure, or in the case of many over the counter instruments, by being illiquid because of the potential inability to terminate or sell derivatives positions.

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The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund and why a long-term investment horizon is important. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

Annual total returns for class IA shares before sales charges

[bar chart, year-to-date, best and worst quarter performance to be inserted]

Average annual total returns (for periods ending 12/31/09)

Share class	1 year	5 years	10 years
Class IA	[ ]%	[ ]%	[ ]%
Class IB	[ ]%	[ ]%	[ ]%
Russell 2000 Value Index	[ ]%	[ ]%	[ ]%
(no deduction for fees or expenses)

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio manager

Eric Harthun, Portfolio Manager, portfolio manager of fund since 2008

For important information about the purchase and sale of fund shares, tax information, and payments to insurance companies, please turn to Important additional information about all funds beginning on page [ ].

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PUTNAM VT VISTA FUND

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Goal

Putnam VT Vista Fund seeks capital appreciation.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.

Annual fund operating expenses

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(expenses you pay each year as a percentage of the value of your investment)

Share	Management	Distribution and service (12b-1)	Other	Total annual fund operating
Class	fees	fees	expenses	expenses*
Class IA	[ ]%	[ ]%	[ ]%	[ ]%
Class IB	[ ]%	[ ]%	[ ]%	[ ]%

*Reflects projected expenses under a new management contract effective 1/1/10 [and changes in the allocation of certain expenses among the Putnam funds.]

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class IA	$[ ]	$[ ]	$[ ]	$[ ]
Class IB	$[ ]	$[ ]	$[ ]	$[ ]

Portfolio turnover

The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was [ ]%.

Investments, risks, and performance

Investments

We invest mainly in common stocks of midsize U.S. companies, with a focus on growth stocks. Growth stocks are issued by companies whose earnings are expected to grow faster than those of similar firms, and whose business growth and other characteristics may lead to an increase in stock price. We may consider, among other factors, a company’s valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures options, warrants and swap contracts for both hedging and non-hedging purposes.

Risks

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. These risks are generally greater for small and midsize companies. Growth stocks may be more susceptible to earnings disappointments, and the market may not favor growth-style investing. Our use of derivatives may increase these risks by, for example, increasing investment exposure, or in the case of many over the counter instruments, by being illiquid because of the potential inability to terminate or sell derivatives positions.

49

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund and why a long-term investment horizon is important. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

Annual total returns for class IA shares before sales charges

[bar chart, year-to-date, best and worst quarter performance to be inserted]

Average annual total returns (for periods ending 12/31/09)

Share class	1 year	5 years	10 years
Class IA	[ ]%	[ ]%	[ ]%
Class IB	[ ]%	[ ]%	[ ]%
Russell Midcap Growth Index	[ ]%	[ ]%	[ ]%
(no deduction for fees or expenses)

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio manager

Raymond Haddad, Portfolio Manager, portfolio manager of fund since 2007

For important information about the purchase and sale of fund shares, tax information, and payments to insurance companies, please turn to Important additional information about all funds beginning on page [ ].

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PUTNAM VT VOYAGER FUND

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Goal

Putnam VT Voyager Fund seeks capital appreciation.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.

Annual fund operating expenses

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(expenses you pay each year as a percentage of the value of your investment)

Share	Management	Distribution and service (12b-1)	Other	Total annual fund operating
Class	fees	fees	expenses	expenses*
Class IA	[ ]%	[ ]%	[ ]%	[ ]%
Class IB	[ ]%	[ ]%	[ ]%	[ ]%

*Reflects projected expenses under a new management contract effective 1/1/10 [and changes in the allocation of certain expenses among the Putnam funds.]

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class IA	$[ ]	$[ ]	$[ ]	$[ ]
Class IB	$[ ]	$[ ]	$[ ]	$[ ]

Portfolio turnover

The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was [ ]%.

Investments, risks, and performance

Investments

We invest mainly in common stocks of midsize and large U.S. companies, with a focus on growth stocks. Growth stocks are issued by companies whose earnings are expected to grow faster than those of similar firms, and whose business growth and other characteristics may lead to an increase in stock price. We may consider, among other factors, a company’s valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures options, warrants and swap contracts for both hedging and non-hedging purposes.

Risks

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. These risks are generally greater for small and midsize companies. Growth stocks may be more susceptible to earnings disappointments, and the market may not favor growth-style investing. Our use of derivatives may increase these risks by, for example, increasing investment exposure or, in the case of many over the counter instruments, by being illiquid because of the potential inability to terminate or sell derivatives positions.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

51

Performance

The performance information below gives some indication of the risks associated with an investment in the fund and why a long-term investment horizon is important. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

Annual total returns for class IA shares before sales charges

[bar chart, year-to-date, best and worst quarter performance to be inserted]

Average annual total returns (for periods ending 12/31/09)

Share class	1 year	5 years	10 years
Class IA	[ ]%	[ ]%	[ ]%
Class IB	[ ]%	[ ]%	[ ]%
Russell 1000 Growth Index	[ ]%	[ ]%	[ ]%
(no deduction for fees or expenses)

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio manager

Nick Thakore, Head of U.S. Large Cap Equities, portfolio manager of fund since 2008

For important information about the purchase and sale of fund shares, tax information, and payments to insurance companies, please turn to Important additional information about all funds beginning on page [ ].

Important additional information about all funds

Purchase and sale of fund shares

Fund shares are offered to separate accounts of various issuers. The fund requires no minimum investment, but insurers may require minimum investments from those purchasing variable insurance products for which the fund is an underlying investment option. Shares may be purchased or sold by submitting an order to Putnam Retail Management any day the New York Stock Exchange is open. Some restrictions may apply.

Tax information

Each fund normally distributes any net investment income and any net realized capital gains annually, except for Putnam VT Money Market Fund, which declares a dividend of its net investment income daily and distributes such dividends monthly. Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates and distributions to contract owners younger than 59 ½ may be subject to a 10% penalty tax.

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Payments to insurance companies

The fund is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) and dealers for distribution and/or other services. These payments may create an incentive for the insurance company and dealer to recommend or offer shares of the fund over another investment. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

What are each fund’s main investment strategies and related risks?

This section contains greater detail on each fund’s main investment strategies and the related risks you would face as a fund shareholder. It is important to keep in mind that risk and reward generally go hand in hand; the higher the potential reward, the greater the risk. Many of the investment strategies and related risks discussed below are common to a number of the funds. Not every investment strategy listed below applies to each fund. Please refer to your fund’s strategy in the Fund summaries section to determine which risks apply to your fund.

► Common stocks. Common stock represents an ownership interest in a company. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. From time to time, a fund may invest a significant portion of its assets in companies in one or more related industries or sectors, such as the financial sector, which would make the fund more vulnerable to adverse developments affecting those industries or sectors. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Growth stocks -- Stocks of companies we believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If our assessment of the prospects for a company's earnings growth is wrong, or if our judgment of how other investors will value the company's earnings growth is wrong, then the price of the company's stock may fall or not approach the value that we have placed on it.

Value stocks -- Companies whose stock we believe is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If our assessment of a company’s prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that we have placed on it.

For Putnam VT Equity Income Fund, Putnam VT Global Equity Fund and Putnam VT International Equity Fund, under normal circumstances we invest at least 80% of the fund’s assets in equity investments. This policy may be changed only after 60 days’ notice to shareholders.

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► Industry focus. For Putnam VT Global Health Care Fund, under normal circumstances, we invest at least 80% of the fund’s net assets in securities of companies in the health care industries. This policy may be changed only after 60 days’ notice to shareholders. Companies that we consider to be in the health care industries encompass two main groups of companies. The first group includes companies who manufacture health care supplies or provide health care-related services, including distributors of products, providers of basic health care services and owners and operators of care facilities and organizations. The second group includes companies in the research, development, production and marketing of pharmaceuticals and biotechnology products. We consider a company to be in the health care industries if, at the time of investment, we determine that at least 50% of the company’s assets, revenues or profits are derived from these industries.

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Events that affect the health care industries will have a greater effect on the fund than they would on a fund that is more widely diversified among a number of unrelated industries. Examples of such events include technological advances that make existing products and services obsolete, and changes in regulatory policies concerning approvals of new drugs, medical devices or procedures. In addition, changes in governmental payment systems and private payment systems, such as increased use of managed care arrangements, may be more likely to adversely affect the fund than if the fund were more widely diversified.

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For Putnam VT Global Utilities Fund, under normal circumstances, we invest at least 80% of the fund’s net assets in securities of companies worldwide in the utilities industries. This policy may be changed only after 60 days’ notice to shareholders. Companies that we consider to be principally engaged in the utilities industries include electric, gas or water utilities and companies that operate as independent producers and/or distributors of power. We consider a company to be in the utilities industries if, at the time of investment, we determine that at least 50% of the company’s assets, revenues or profits are derived from these industries.

Events that affect the utilities industries will have a greater effect on the fund than they would on a fund that is more widely diversified among a number of unrelated industries. Examples of such events include increases in fuel and other operating costs, and technological advances that make existing plants, equipment or products obsolete. In addition, changes in regulatory policies concerning the environment, energy conservation, nuclear power and utility pricing, as well as deregulation of certain utility services, may be more likely to adversely affect the fund.

For Putnam VT Money Market Fund, we may invest without limit in money market investments from the banking industry. In addition, as a matter of fundamental policy, we may invest over 25% of the fund’s total assets in money market investments from the personal credit or business credit industries when we determine that the yields on those investments exceed the yields that are available from eligible investments of issuers in the banking industry, although we do not presently intend to do so.

► Small and midsize companies. These companies, some of which may have a market capitalization of less than $1 billion, are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies often trade less frequently and in limited volume, and their prices may fluctuate more than stocks of larger companies. Stocks of small and midsize companies may therefore be more vulnerable to adverse developments than those of large companies. Small companies in foreign countries could be relatively smaller than those in the United States.

For Putnam VT Mid Cap Value Fund, under normal circumstances, we invest at least 80% of the fund’s assets in companies of a size similar to those in the Russell Midcap Value Index. As of March 31, 2010, the index was composed of companies having a market capitalization of between approximately $[ ] million and $[ ] billion. This policy may be changed only after 60 days’ notice to shareholders.

54

For Putnam VT Small Cap Value Fund, under normal circumstances, we invest at least 80% of the fund’s assets in we invest in companies of a size similar to those in the Russell 2000 Value Index. As of March 31, 2010, the index was composed of companies having a market capitalization of between approximately $[ ] million and $[ ] billion. This policy may be changed only after 60 days’ notice to shareholders.

► Foreign investments. Each of the funds may invest in securities of foreign issuers. Foreign investments involve certain special risks, including:

► Unfavorable changes in currency exchange rates: Foreign investments are typically issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar.

► Political and economic developments: Foreign investments may be subject to the risks of seizure by a foreign government, imposition of restrictions on the exchange or export of foreign currency, and tax increases.

► Unreliable or untimely information: There may be less information publicly available about a foreign company than about most U.S. companies, and foreign companies are usually not subject to accounting, auditing and financial reporting standards and practices as stringent as those in the United States.

► Limited legal recourse: Legal remedies for investors may be more limited than the remedies available in the United States.

► Limited markets: Certain foreign investments may be less liquid (harder to buy and sell) and more volatile than U.S. investments, which means we may at times be unable to sell these foreign investments at desirable prices. For the same reason, we may at times find it difficult to value the fund's foreign investments.

► Trading practices: Brokerage commissions and other fees are generally higher for foreign investments than for U.S. investments. The procedures and rules governing foreign transactions and custody may also involve delays in payment, delivery or recovery of money or investments.

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The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

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Certain of these risks may also apply to some extent to U.S.-traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets or investments in U.S. companies that have significant foreign operations.

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For Putnam VT Diversified Income Fund, we consider a foreign company to be one that is domiciled outside the United States or has its principal operations located outside the United States; for Putnam VT Income Fund, we may invest in U.S. dollar-denominated fixed-income securities of foreign issuers; and for Putnam VT Money Market Fund, we may invest in money market instruments of foreign issuers that are denominated in U.S. dollars.

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For Putnam VT Global Equity Fund, the use of the term “global” in the fund’s name is meant to emphasize that we look for investment opportunities on a worldwide basis and that our investment strategies are not constrained by the countries or regions in which companies are located. We seek to invest mainly in common stocks of such U.S. or foreign companies that we believe have favorable investment potential.

As a result, the portions of the fund that are invested in U.S. and foreign companies will change over time based on both the number and size of U.S. and foreign companies that, in our assessment, have favorable investment potential at any particular time. Under normal market conditions, the fund intends to invest in at least three different countries and at least 40% of its net assets in securities of foreign companies (or, if less, the percentage of net assets that is 10% less than the percentage of the Morgan Stanley Capital International (MSCI) World Index (ND) that is represented by foreign companies from time to time). For purposes of determining whether securities held by the fund are securities of a foreign company, we will consider a company to be a foreign company if we determine that the company’s securities trade on a market outside of the United States, the company is headquartered or organized outside of the United States, the company derives a majority of its revenues or profits outside of the United States, or the company is significantly exposed to the economic fortunes and risks of regions outside the United States.

For Putnam VT Global Health Care Fund and Putnam VT Global Utilities Fund, the use of the term “global” in each fund’s name is meant to emphasize that we look for investment opportunities on a worldwide basis and that our investment strategies are not constrained by the countries or regions in which companies are located. We seek to invest mainly in common stocks of such U.S. or foreign companies in the group of industries indicated by the fund's name that we believe have favorable investment potential.

As a result, the portions of the fund that are invested in U.S. and foreign companies will change over time based on both the number and size of U.S. and foreign companies in such group of industries and on our assessment of the relative investment potential of such companies. By way of illustration, the table below lists, as of August 31, 2009, the allocation between U.S. and foreign companies reflected in key market indexes used to evaluate each fund's performance:

Fund	Benchmark	U.S.	Foreign

Global VT Health Care Fund	MSCI World Health Care Index (ND)	62.23	37.77

Global VT Utilities Fund	MSCI World Utilities Index (ND)	37.55	62.45

As noted above, however, the portions of a fund's investments represented by U.S. and foreign companies may differ from those of these indexes based on our assessment of relative investment potential at any particular time.

Under normal market conditions, each fund intends to invest in at least five different countries and at least 40% (or, if less, the percentage of net assets that is 10% less than the percentage of the fund’s benchmark represented by foreign companies, as determined by the provider of the benchmark). For purposes of determining whether securities are held by a fund are securities of a foreign company, we will consider a company to be a foreign company if we determine that the company's securities trade on a market outside of the United States, the company is headquartered or organized outside of the United States, the company derives a majority of its revenues or profits outside of the United States, or the company is significantly exposed to the economic fortunes and risks of regions outside the United States.

► Fixed income investments. Fixed-income securities, which typically pay an unchanging rate of interest or dividends, include bonds and other debt. Each of the funds may invest in fixed-income securities. The value of a fixed-income investment may fall as a result of factors directly relating to the issuer of the security, such as decisions made by its management or a reduction in its credit rating. An investment’s value may also fall because of factors affecting not just the issuer, but other issuers, such as increases in production costs. The value of an investment may also be affected by general changes in financial market conditions, such as changing interest rates or currency exchange rates.

For Putnam VT American Government Income Fund, under normal circumstances, we invest at least 80% of the fund’s net assets in U.S. government securities. We may invest up to 20% of the fund’s net assets in mortgage-backed or asset-backed securities of private (non-governmental) issuers and securities issued by money market funds, in each case rated AAA or its equivalent at the time of

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purchase by a nationally recognized securities rating agency or, if unrated, that we determine to be of comparable quality. This policy may be changed only after 60 days’ notice to shareholders.

For Putnam VT Diversified Income Fund, under normal market conditions, we invest 15% - 65% of the fund’s net assets in each of: (a) the U.S. and investment-grade sectors, including U.S. government securities and investment-grade bonds of U.S. companies; (b) the high yield sector, including lower-rated bonds of U.S. companies; and (c) the international sector bonds of foreign governments and companies, including both investment-grade and lower-rated securities. We will not invest less than 15% of the fund’s net assets in U.S. government securities.

For Putnam VT The George Putnam Fund of Boston, under normal market conditions, we invest at least 25% of the fund’s total assets in fixed-income securities, including debt securities, preferred stocks and that portion of the value of convertible securities attributable to the fixed-income characteristics of those securities.

► Interest rate risk. The values of bonds and other debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Changes in a debt instrument’s value usually will not affect the amount of interest income paid to a fund, but will affect the value of the fund’s shares. Interest rate risk is generally greater for investments with longer maturities.

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Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, we might have to reinvest the proceeds in an investment offering a lower yield, and therefore the fund might not benefit from any increase in value as a result of declining interest rates.

“Premium” investments offer coupon rates higher than prevailing market rates. However, they involve a greater risk of loss, because their values tend to decline over time.

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For Putnam VT Money Market Fund, the average portfolio maturity will not exceed 90 days and the fund may not hold an investment with more than 397 days remaining to maturity. These short-term investments generally have lower yields than longer-term investments.

► Credit risk. Investors normally expect to be compensated in proportion to the risk they are assuming. Thus, debt of issuers with poor credit prospects usually offers higher yields than debt of issuers with more secure credit. Higher-rated investments generally have lower credit risk.

For Putnam VT The George Putnam Fund of Boston and Putnam VT Income Fund, we invest mostly in investment-grade debt investments. These are rated at least BBB or its equivalent at the time of purchase by a nationally recognized securities rating agency, or are unrated investments that we believe are of comparable quality. We may invest in below investment-grade investments. However, we will not invest in securities that are rated lower than B or its equivalent by each rating agency rating the investment, or are unrated securities that we believe are of comparable quality. We will not necessarily sell an investment if its rating is reduced after we buy it.

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For Putnam VT High Yield Fund, under normal circumstances, we invest at least 80% of the fund’s net assets in higher-yield, higher-risk debt investments that are rated below BBB or its equivalent at the time of purchase by any nationally recognized securities rating agency rating such investments, or are unrated investments that we believe are of comparable quality. We will not necessarily sell an investment if its rating is reduced after we buy it. This policy may be changed only after 60 days’ notice to shareholders.

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For Putnam VT Diversified Income Fund and Putnam VT Global Asset Allocation Fund, we may invest up to 70% and 40%, respectively, of each fund’s total assets in higher-yield, higher-risk debt investments that are rated below BBB or its equivalent at the time of purchase by each nationally recognized securities rating agency rating such investments, or are unrated investments that we believe are of comparable quality. We will not necessarily sell an investment if its rating is reduced after we buy it.

For Putnam VT High Yield Fund, Putnam VT Diversified Income Fund, and Putnam VT Global Asset Allocation Fund, we may invest up to 15%, 5% and 5%, respectively, of each fund’s total assets in debt investments rated below CCC or its equivalent, at the time of purchase, by each agency rating such investments, or in unrated investments that we believe are of comparable quality. This includes investments in the lowest rating category of the rating agency. We will not necessarily sell an investment if its rating is reduced after we buy it.

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Investments rated below BBB or its equivalent are below investment grade (sometimes referred to as “junk bonds”). This rating reflects a greater possibility that the issuers may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the values of those investments will usually be more volatile and are likely to fall. A default or expected default could also make it difficult for us to sell the investments at prices approximating the values we had previously placed on them. Lower-rated debt usually has a more limited market than higher-rated debt, which may at times make it difficult for us to buy or sell certain debt instruments or to establish their fair value. Credit risk is generally greater for zero coupon bonds and other investments that are issued at less than their face value and that are required to make interest payments only at maturity rather than at intervals during the life of the investment. Although investment-grade investments generally have lower credit risk, they may share some of the risks of lower-rated investments. U.S. government investments generally have the least credit risk, but are not completely free of credit risk. While some investments, such as U.S. Treasury obligations and Ginnie Mae certificates, are backed by the full faith and credit of the U.S. government, others are backed only by the credit of the issuer.

Credit ratings are based largely on the issuer’s historical financial condition and the rating agencies’ investment analysis at the time of rating. The rating assigned to any particular investment does not necessarily reflect the issuer’s current financial condition, and does not reflect an assessment of the investment’s volatility or liquidity. Although we consider credit ratings in making investment decisions, we perform our own investment analysis and do not rely only on ratings assigned by the rating agencies. Our success in achieving the fund’s investment objective may depend more on our own credit analysis when we buy lower-rated debt than when we buy investment-grade debt. We may have to participate in legal proceedings involving the issuer. This could increase the fund’s operating expenses and decrease its net asset value.

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A company’s convertible securities generally receive payments only after the company has paid the holders of its non-convertible debt; for this reason, the credit risk of a company’s convertible securities is generally greater than that of its non-convertible debt.

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For Putnam VT Money Market Fund, we buy only high quality investments. These are:

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► rated in one of the two highest categories by at least two nationally recognized rating services,

► rated by one rating service in one of the service’s two highest categories (if only one rating service has provided a rating), or

► unrated investments that we determine are of equivalent quality.

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The credit quality of an investment may be supported or enhanced by another company or financial institution through the use of a letter of credit or similar arrangements. The main risk in investments backed by a letter of credit is that the provider of the letter of credit will not be able to fulfill its obligations to the issuer.

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» Prepayment risk. Traditional debt investments typically pay a fixed rate of interest until maturity, when the entire principal amount is due. By contrast, payments on securitized debt instruments, including mortgage-backed and asset-backed investments, typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. We may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. Compared to debt that cannot be prepaid, mortgage-backed investments are less likely to increase in value during periods of declining interest rates and have a higher risk of decline in value during periods of rising interest rates. Such investments may increase the volatility of the fund. Some mortgage-backed investments receive only the interest portion or the principal portion of payments on the underlying mortgages. The yields and values of these investments are extremely sensitive to changes in interest rates and in the rate of principal payments on the underlying mortgages. The market for these investments may be volatile and limited, which may make them difficult to buy or sell. Asset-backed securities, which are subject to risks similar to those of mortgage-backed securities, are also structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements.

► Mortgage-backed investments risk. Traditional debt investments typically pay a fixed rate of interest until maturity, when the entire principal amount is due. By contrast, payments on mortgage-backed investments typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. We may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. Compared to debt that cannot be prepaid, mortgage-backed investments are less likely to increase in value during periods of declining interest rates and have a higher risk of decline in value during periods of rising interest rates. Such investments may increase the volatility of the fund. Some mortgage-backed investments receive only the interest portion or the principal portion of payments on the underlying mortgages. The yields and values of these investments are extremely sensitive to

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changes in interest rates and in the rate of principal payments on the underlying mortgages. The market for these investments may be volatile and limited, which may make them difficult to buy or sell. Asset-backed securities, which are subject to risks similar to those of mortgage-backed securities, are also structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements

► Money market investments. These include certificates of deposit, commercial paper (including asset-backed commercial paper), U.S. government debt and repurchase agreements, corporate obligations and bankers’ acceptances.

► Illiquid investments. For Putnam VT High Yield Fund, we may invest up to 15% of the fund’s assets in illiquid investments, which may be considered speculative and which may be difficult to sell. The sale of many of these investments is limited by law. We may not be able to sell the fund’s illiquid investments when we consider it is desirable to do so, or we may be able to sell them only at less than their market value.

► Derivatives. We may engage in a variety of transactions involving derivatives, such as futures, options, warrants and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may make use of "short" derivatives positions, the values of which move in the opposite direction from the price of the underlying investment, pool of investments, index or currency. We may use derivatives both for hedging and non-hedging purposes, including as a substitute for a direct investment in the securities of one or more issuers. However, we may also choose not to use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment. For Putnam VT Global Asset Allocation Fund, derivatives positions that offset each other may be netted against one another for purposes of our policy on strategic allocation between stocks and bonds.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. Some derivatives are "leveraged," which means that they provide a fund with investment exposure greater than the value of the fund's investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to the fund. The risk of loss from certain short derivatives positions is theoretically unlimited. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for a fund's derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivatives transaction will not meet its obligations. For further information about the risks of derivatives, see the SAI.

► Floating rate loans. We may invest in floating rate loans. Floating rate loans are debt obligations with interest rates that adjust or “float” periodically (normally on a monthly or quarterly basis) based on a generally recognized base rate such as the London Inter-Bank Offered Rate (LIBOR) or the prime

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rate offered by one or more major U.S. banks. While most floating rate loans are below investment grade in quality, most also are senior in rank in the event of bankruptcy to most other securities of the borrower such as common stock or public bonds. Floating rate loans are also normally secured by specific collateral or assets of the borrower so that the holders of the loans will have a priority claim on those assets in the event of default or bankruptcy of the issuer.

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Floating rate loans generally are less sensitive to interest rate changes than obligations with fixed interest rates but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate instruments will not generally increase in value if interest rates decline. Changes in interest rates will also affect the amount of interest income the fund earns on its floating rate investments. Most floating rate loans allow for prepayment of principal without penalty. If a borrower prepays a loan, we might have to reinvest the proceeds in an investment that may have lower yields than the yield on the prepaid loan or might not be able to take advantage of potential gains from increases in the credit quality of the issuer.

Although the market for the types of floating rate loans in which a fund invests has become increasingly liquid over time, this market is still developing, and there can be no assurance that adverse developments with respect to this market or particular borrowers will not prevent the fund from selling these loans at their market values when we consider such a sale desirable.

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► Short sales. For Putnam VT Global Health Care Fund and Putnam VT Global Utilities Fund, we may engage in short sales, which are transactions in which a fund sells a security it does not own to a third party by borrowing the security in anticipation of purchasing the same security at the market price on a later date to close out the short position. The price the fund pays at the later date may be more or less than the price at which the fund sold the security. If the price of the security sold short increases between the time of the short sale and the time the fund replaces the borrowed security, the fund will incur a loss which is theoretically unlimited. The fund’s investment strategy of reinvesting proceeds received from selling securities short may effectively create leverage, which can amplify the effects of market volatility on the fund’s share price and make the fund’s returns more volatile. This is because leverage tends to magnify the effect of any increase or decrease in the value of the fund’s portfolio securities. The use of leverage may also cause the fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

► Other investments. In addition to the main investment strategies described above, we may make other types of investments, such as, for Putnam VT International Equity Fund, Putnam VT International Growth Fund and Putnam VT International Value Fund, investments in U.S. companies, and, for all funds, preferred stocks, convertible securities, hybrid and structured bonds and notes (including, for Putnam VT Global Asset Allocation Fund, debt instruments with terms determined by reference to a particular commodity or to all or portions of a commodities index), preferred securities that would be characterized as debt securities under applicable accounting standards and tax laws, and assignments of and participations in fixed and floating rate loans. The funds may also loan their portfolio securities to earn income. These practices may be subject to other risks, as described in the SAI.

► Alternative strategies. Under normal market conditions, we keep each fund's portfolio fully invested, with minimal cash holdings. However, at times we may judge that market conditions make pursuing a fund's usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily invest some or all of the fund’s assets using alternative

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strategies that are mainly designed to limit losses, including investing solely in the United States. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause a fund to miss out on investment opportunities, and may prevent a fund from achieving its goal.

► Changes in policies. The Trustees may change any of the funds’ goals, investment strategies and other policies without shareholder approval, except as otherwise indicated.

► Portfolio turnover rate. Each fund’s portfolio turnover rate measures how frequently the fund buys and sells investments. A portfolio turnover of 100%, for example, would mean that a fund sold and replaced securities valued at 100% of the fund’s assets within a one-year period. From time to time the funds may engage in frequent trading. High turnover may also cause a fund to pay more brokerage commissions and other transaction costs, which may detract from performance. Each fund’s portfolio turnover rate and the amount of brokerage commissions it pays will vary over time based on market conditions.

► Portfolio holdings. The SAI includes a description of the funds’ policies with respect to the disclosure of their portfolio holdings. For more specific information on a fund’s portfolio, you may visit the Putnam Investments website, putnam.com/individual, and click on Annuities. Each fund’s top 10 holdings and related portfolio information may be viewed monthly beginning approximately 15 days after the end of each month, and full portfolio holdings of each fund. This information will remain available on the website until a fund files a Form N-CSR or N-Q with the Securities and Exchange Commission (SEC) for the period that includes the date of the information, after which such information can be found on the SEC’s website at http://www.sec.gov.

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Who oversees and manages the funds?

THE FUNDS’ TRUSTEES

As a shareholder of a mutual fund, you have certain rights and protections, including representation by a Board of Trustees. The Putnam Funds’ Board of Trustees oversees the general conduct of the funds’ business and represents the interests of the Putnam fund shareholders. The Putnam Funds’ Board of Trustees includes Trustees who are elected by shareholder vote at least once every five years and at least 75% of whom are independent (not an officer of a fund or affiliated with Putnam Management).

The Trustees periodically review each fund’s investment performance and the quality of other services such as administration, custody, and investor services. At least annually, the Trustees review the fees paid to Putnam Management and its affiliates for providing or overseeing these services, as well as the overall level of the fund’s operating expenses. In carrying out their responsibilities, the Trustees are assisted by an administrative staff and auditors and legal counsel that are selected by the Trustees and are independent of Putnam Management and its affiliates.

Contacting the funds’ Trustees

Address correspondence to:
The Putnam Funds Trustees
One Post Office Square
Boston, MA 02109

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THE FUNDS’ INVESTMENT MANAGER

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The Trustees have retained Putnam Management , which has managed mutual funds since 1937, to be each fund’s investment manager, responsible for making investment decisions for each fund and managing each fund’s other affairs and business. The basis for the Trustees’ approval of the Trust’s management contract and the sub-management and sub-advisory contracts described below is discussed in the Trust’s annual report to shareholders dated December 31, 2009. Putnam Management’s address is One Post Office Square, Boston, MA 02109.

In late 2009, shareholders approved a new management contract for each fund, the terms of which are contained in the SAI. Under the prior contract, each fund paid Putnam Management a quarterly management fee (monthly for Putnam VT Capital Opportunities Fund, Putnam VT Equity Income Fund and Putnam VT Mid Cap Value Fund) for these services based on the fund’s average net assets. Each fund paid Putnam Management management fees in the following amounts (reflected as a percentage of average net assets for each fund’s last fiscal year after giving effect to any applicable waivers):

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Management
Putnam VT Fund	Fees

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Putnam VT American Government Income Fund	[ ]%

Putnam VT Capital Opportunities Fund	[ ]%

Putnam VT Diversified Income Fund	[ ]%

Putnam VT Equity Income Fund	[ ]%

Putnam VT The George Putnam Fund of Boston	[ ]%

Putnam VT Global Asset Allocation Fund	[ ]%

Putnam VT Global Equity Fund	[ ]%

Putnam VT Global Health Care Fund	[ ]%

Putnam VT Global Utilities Fund	[ ]%

Putnam VT Growth and Income Fund	[ ]%

Putnam VT Growth Opportunities Fund	[ ]%

Putnam VT High Yield Fund	[ ]%

Putnam VT Income Fund	[ ]%

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Putnam VT International Equity Fund	[ ]%

Putnam VT International Growth Fund	[ ]%

Putnam VT International Value Fund	[ ]%

Putnam VT Investors Fund	[ ]%

Putnam VT Mid Cap Value Fund	[ ]%

Putnam VT Money Market Fund	[ ]%

Putnam VT New Opportunities Fund	[ ]%

Putnam VT Research Fund	[ ]%

Putnam VT Small Cap Value Fund	[ ]%

Putnam VT Vista Fund	[ ]%

Putnam VT Voyager Fund	[ ]%

For all funds, Putnam Management has retained its affiliate Putnam Investments Limited (PIL) to make investment decisions for such fund assets as may be designed from time to time for its management by Putnam Management. Putnam Management (and not the funds) pays a quarterly sub-management fee to PIL for its services at the following annual rates:

Putnam VT Capital Opportunities Fund, Putnam VT Equity Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Equity Fund, Putnam VT Global Health Care Fund, Putnam VT Global Utilities Fund, Putnam VT Growth and Income Fund, Putnam VT Growth Opportunities Fund, Putnam VT International Equity Fund, Putnam VT International Growth Fund, Putnam VT International Value Fund, Putnam VT Investors Fund, Putnam VT Mid Cap Value Fund, Putnam VT New Opportunities Fund, Putnam VT Research Fund, Putnam VT Small Cap Value Fund Putnam VT Vista Fund, and Putnam VT Voyager Fund: 0.35% of the average aggregate net asset value of the portion of the assets of each fund managed by PIL.

Putnam VT American Government Income Fund, Putnam VT Diversified Income Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT High Yield Fund, Putnam VT Income Fund, and Putnam VT Money Market Fund: 0.40% of the average aggregate net asset value of the portion of the assets of each fund managed by PIL.

PIL, which provides a full range of international advisory services to institutional clients, is located at Cassini House, 57–59 St James’s Street, London, England, SW1A 1LD.

With respect to Putnam VT Global Asset Allocation Fund, Putnam VT Global Equity Fund, Putnam VT Global Health Care Fund, Putnam VT Global Utilities Fund, Putnam VT International Equity Fund, Putnam VT International Value Fund, Putnam VT International Growth Fund, and Putnam VT Research Fund, Putnam Management and PIL have retained their affiliate, The Putnam Advisory Company, LLC (PAC), as a sub-adviser to make investment decisions for such fund assets as may be designated from time to time for its management by Putnam Management or PIL, as applicable. Putnam

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Management or PIL, as applicable (and not the fund), pays a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net asset value of the portion of the assets of each fund managed by PAC. PAC, which provides financial services to institutions and individuals through separately-managed accounts and pooled investment vehicles, has its headquarters at One Post Office Square, Boston, MA 02109, with additional investment management personnel located in Singapore.

Pursuant to these arrangements, Putnam investment professionals who are based in foreign jurisdictions may serve as portfolio managers of the fund or provide other investment service, consistent with local regulations.

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Portfolio managers. The officers of Putnam Management identified below are primarily responsible for the day-to-day management of each fund’s portfolio.

PUTNAM VT AMERICAN GOVERNMENT INCOME FUND

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Portfolio	Joined	Employer	Positions Over Past Five Years
Managers	Fund

Rob Bloemker	2002	Putnam Investments	Head of Fixed Income. Previously,
		1999 – Present	Chief Investment Officer, Core
			Fixed-Income; Team Leader,
			Mortgage and Government;
			Mortgage Specialist

Daniel Choquette	2005	Putnam Investments	Investment Strategist. Previously,
		2002 – Present	Mortgage Specialist

Michael Salm	2007	Putnam Investments	Team Leader, Liquid Markets
		1997 – Present	Previously, Mortgage Specialist

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PUTNAM VT CAPITAL OPPORTUNITIES FUND

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Portfolio	Joined	Employer	Positions Over Past Five Years
Manager	Fund

Joseph Joseph	1999	Putnam Investments	Portfolio manager
		1994 – Present

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PUTNAM VT DIVERSIFIED INCOME FUND

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Portfolio	Joined	Employer	Positions Over Past Five Years
Managers	Fund

D. William Kohli	1994	Putnam Investments	Team Leader, Portfolio Construction.
		1994 – Present	Previously, Director of Core Fixed
			Income Team

Michael Atkin	2008	Putnam Investments	Senior Economist
		1997 – Present

Rob Bloemker	2005	Putnam Investments	Head of Fixed Income. Previously,
		1999 – Present	Chief Investment Officer, Core-
			Fixed Income; Team Leader
			Mortgage and Government;
			Mortgage Specialist

Kevin Murphy	2008	Putnam Investments	Team Leader, High Grade
		1999 – Present	Credit. Previously, Investment
			Strategist.

Paul Scanlon	2005	Putnam Investments	Team Leader U.S. High-Yield.
		1999 – Present	Previously, Portfolio Manager.

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PUTNAM VT EQUITY INCOME FUND

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Portfolio	Joined	Employer	Positions Over Past Five Years
Manager	Fund

Bartlett Geer	2000	Putnam Investments	Portfolio Manager
		2000 – Present

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PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON

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Portfolio	Joined	Employer	Positions Over Past Five Years
Managers	Fund

David Calabro	2008	Putnam Investments	Portfolio Manager
		2008 – Present

		MFS Investment	Portfolio Manager
		Management
		2002 – 2005

Raman Srivastava	2004	Putnam Investments	Portfolio Construction Specialist.
		1999 – Present	Previously, Portfolio Manager and
			Quantitative Analyst.

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PUTNAM VT GLOBAL ASSET ALLOCATION FUND

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Portfolio	Joined	Employer	Positions Over Past Five Years
Managers	Fund

Jeffrey Knight	2002	Putnam Investments	Head of Global Asset Allocation.
		1993 – Present	Previously, Director, Global Asset
			Allocation

James Fetch	2008	Putnam Investments	Portfolio Manager. Previously,
		1994 – Present	Investment Strategist and Analyst.

Robert Kea	2002	Putnam Investments	Portfolio Manager. Previously,
		1989 – Present	Quantitative Analyst and Analyst.

Robert Schoen	2002	Putnam Investments	Portfolio Manager.
		1997 – Present

Jason Vaillancourt	2008	Putnam Investments	Portfolio Manager. Previously,
		1999 – Present	Investment Strategist and Analyst.

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PUTNAM VT GLOBAL EQUITY FUND

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Portfolio	Joined	Employer	Positions Over Past Five Years
Manager	Fund

Shigeki Makino	2002	Putnam Investments	Head of Large Cap Global Equities.
		2000 – Present	Previously, Senior Portfolio Manager

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PUTNAM VT GLOBAL HEALTH CARE FUND

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Portfolio	Joined	Employer	Positions Over Past Five Years
Managers	Fund

Kelsey Chen	2005	Putnam Investments	Analyst and Sector Team Leader.
		2000 – Present	Previously, Analyst.

Christopher Stevo	2009	Putnam Investments	Analyst
1999 – Present

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PUTNAM VT GLOBAL UTILITIES FUND

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Portfolio	Joined	Employer	Positions Over Past Five Years
Manager	Fund

Michael Yogg	2000	Putnam Investments	Analyst and Sector Team
		1997 – Present	Leader. Previously, Associate
Director, Global Equity Research
Team; Analyst.

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PUTNAM VT GROWTH AND INCOME FUND

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Portfolio	Joined	Employer	Positions Over Past Five Years
Manager	Fund

Robert Ewing	2008	Putnam Investments	Head of U.S. Large Cap Equities
2008 – Present

		RiverSource Investments	Portfolio Manager
2002 - 2008

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PUTNAM VT GROWTH OPPORTUNITIES FUND

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Portfolio	Joined	Employer	Positions Over Past Five Years
Manager	Fund

Robert Brookby	2009	Putnam Investments	Portfolio Manager
2008– Present

		American Century	Portfolio Manager
Investments
2000 - 2008

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PUTNAM VT HIGH YIELD FUND

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Portfolio	Joined	Employer	Positions Over Past Five Years
Managers	Fund

Paul Scanlon	2002	Putnam Investments	Team Leader, U.S. High-Yield.
		1999 – Present	Previously, Portfolio Manager.

Norman Boucher	2005	Putnam Investments	Portfolio Manager
		1998 – Present

Robert Salvin	2005	Putnam Investments	Portfolio Manager
		2000 – Present

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PUTNAM VT INCOME FUND

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Portfolio	Joined	Employer	Positions Over Past Five
Managers	Fund		Years

Rob Bloemker	2005	Putnam Investments	Head of Fixed Income. Previously,
		1999 – Present	Chief Investment Officer, Core-
			Fixed Income; Team Leader
			Mortgage and Government;
			Mortgage Specialist

Carl Bell	2008	Putnam Investments	Team Leader, Structured
		1998 – Present	Credit. Previously, Mortgage/
			Asset-Backed Securities Team.

Kevin Murphy	2008	Putnam Investments	Team Leader, High Grade
		1999 – Present	Credit. Previously, Investment
			Strategist.

Michael Salm	2007	Putnam Investments	Team Leader, Liquid Markets.
		1997 – Present	Previously, Mortgage Specialist.

Raman Srivastava	2004	Putnam Investments	Portfolio Construction
		1999 – Present	Specialist. Previously, Portfolio
			Manager and Quantitative Analyst.

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PUTNAM VT INTERNATIONAL EQUITY FUND

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Portfolio	Joined	Employer	Positions Over Past Five Years
Manager	Fund

Joshua Byrne	2000	Putnam Investments	Head of International Large Cap
		1992 – Present	Equities. Previously, Co-Chief
Investment Officer, International
Core Equity Team, Senior Portfolio
Manager.

PUTNAM VT INTERNATIONAL VALUE FUND

Portfolio	Joined	Employer	Positions Over Past Five Years
Manager	Fund

Darren Jaroch	2009	Putnam Investments	Portfolio Manager
1999– Present

PUTNAM VT INTERNATIONAL GROWTH FUND

Portfolio	Joined	Employer	Positions Over Past Five Years
Manager	Fund

Jeff Sacknowitz	2008	Putnam Investments	Portfolio Manager. Previously,
		1999 – Present	Analyst.

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PUTNAM VT INVESTORS FUND

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Portfolio	Joined	Employer	Positions Over Past Five Years
Manager	Fund

Gerard Sullivan	2008	Putnam Investments	Portfolio Manager
2008 – Present

		American Century	Lead Portfolio Manager
Investments
2000 – 2008

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PUTNAM VT MID CAP VALUE FUND

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Portfolio	Joined	Employer	Positions Over Past Five Years
Manager	Fund

James Polk	2004	Putnam Investments	Portfolio Manager. Previously,
		1998 – Present	Senior Analyst.

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PUTNAM VT NEW OPPORTUNITIES FUND

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Portfolio	Joined	Employer	Positions Over Past Five Years
Manager	Fund

Gerald Moore	2007	Putnam Investments	Portfolio Manager
1997 – Present

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PUTNAM VT RESEARCH FUND

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Portfolio	Joined	Employer	Positions Over Past Five Years
Manager	Fund

Andrew Matteis	2008	Putnam Investments	Head of Large-Cap Equity Research,
		1993 – Present	Previously, Director of Equity and
Credit Research.

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PUTNAM VT SMALL CAP VALUE FUND

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Portfolio	Joined	Employer	Positions Over Past Five Years
Manager	Fund

Eric Harthun	2008	Putnam Investments	Portfolio Manager.
2000 – Present

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PUTNAM VT VISTA FUND

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Portfolio	Joined	Employer	Positions Over Past Five Years
Manager	Fund

Raymond Haddad	2007	Putnam Investments	Portfolio Manager. Previously,
		2000 – Present	Analyst.

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PUTNAM VT VOYAGER FUND

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

Portfolio	Joined	Employer	Positions Over Past Five Years
Manager	Fund

Nick Thakore	2008	Putnam Investments	Head of U.S. Large Cap Equities
2008 – Present

		RiverSource Investments	Manager
2002 – 2008

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How to buy and sell fund shares

The Trust has an underwriting agreement relating to the funds with Putnam Retail Management, One Post Office Square, Boston, Massachusetts 02109. Putnam Retail Management presently offers shares of each fund of the Trust continuously to separate accounts of various insurers. The underwriting agreement presently provides that Putnam Retail Management accepts orders for shares at net asset value and no sales commission or load is charged.

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Shares are sold or redeemed at the net asset value per share next determined after receipt of an order. Orders for purchases or sales of shares of a fund must be received by Putnam Retail Management before the close of regular trading on the New York Stock Exchange (NYSE) in order to receive that day’s net asset value. No fee is charged to a separate account when it redeems fund shares.

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Please check with your insurance company to determine which funds are available under your variable annuity contract or variable life insurance policy. Certain funds may not be available in your state due to various insurance regulations. Inclusion in this prospectus of a fund that is not available in your state is not to be considered a solicitation. This prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product which accompanies this prospectus.

The funds currently do not foresee any disadvantages to policyowners arising out of the fact that the funds offer their shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more funds and shares of another fund may be substituted. This might force a fund to sell portfolio securities at disadvantageous prices. In addition, the Trustees may refuse to sell shares of any fund to any separate account or may suspend or terminate the offering of shares of any fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the fund. Under unusual circumstances, the Trust may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law. Redemption proceeds may be paid in securities or other property rather than in cash if Putnam determines it is in the best interest of the funds.

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How do the funds price their shares?

The price of a fund’s shares is based on its net asset value (NAV). The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange (NYSE) here each day the exchange is open.

Each fund (other than Putnam VT Money Market Fund) values its investments for which market quotations are readily available at market value. These funds value all other investments and assets at their fair value, which may differ from recent market prices. For example, a fund may value a stock traded on a U.S. exchange at its fair value when the exchange closes early or trading in the stock is suspended. It may also value a stock at fair value if recent transactions in the stock have been very limited or material information about the issuer becomes available after the close of the relevant market.

Market quotations are not considered to be readily available for many debt securities. These securities are generally valued at fair value on the basis of valuations provided by an independent pricing service approved by the fund’s Trustees or a dealer selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using information with respect to transactions in the bond being valued, market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management.

Putnam VT Money Market Fund values all of its investments at amortized cost, which approximates market value.

Each fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates, which are generally determined as of 3:00 p.m. Eastern time each day the NYSE is open. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the fund's NAV. Because foreign markets may be open at different times than the NYSE, the value of a fund's shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and, therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, each fund has adopted fair value pricing procedures, which, among other things, require a fund to assess the fair value of foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by a fund to a significant extent. If events materially affecting the value of a fund’s foreign fixed-income investments occur between the close of foreign markets and the close of regular trading on the NYSE, these investments will be valued at their fair value. As noted above, the value determined for an investment using a fund’s fair value pricing procedures may differ from recent market prices for the investment.

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Distribution Plan and payments to dealers

The Trust has adopted a Distribution Plan with respect to class IB shares to compensate Putnam Retail Management for services provided and expenses incurred by it as principal underwriter of the class IB shares, including the payments to insurance companies and their affiliated dealers mentioned below. The plan provides for payments by each fund to Putnam Retail Management at the annual rate (expressed as a percentage of average net assets) of up to 0.35% on class IB shares. The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Because these fees are paid out of a fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Putnam Retail Management compensates insurance companies (or affiliated broker-dealers) whose separate accounts invest in the Trust through class IB shares for providing services to their contract holders investing in the Trust.

Putnam Retail Management makes quarterly payments to dealers at the annual rate of up to 0.25% of the average net asset value of class IB shares.

Putnam Retail Management may suspend or modify its payments to dealers. The payments are also subject to the continuation of the Distribution Plan, the terms of service agreements between dealers and Putnam Retail Management, and any applicable limits imposed by the Financial Industry Regulatory Authority (FINRA).

In addition to the payments described above with respect to class IB shares, Putnam Retail Management and its affiliates also pay additional compensation to selected insurance companies (or affiliated broker-dealers) to whom shares of the funds are offered (“Record Owners”) and to dealers that sell variable insurance products (“dealers”) in recognition of their marketing and/or administrative services support. These payments may create an incentive for a Record Owner firm, dealer firm or their representatives to recommend or offer shares of the funds or other Putnam funds, or insurance products for which the funds serve as underlying investments, to its customers. These additional payments are made by Putnam Retail Management and its affiliates and do not increase the amounts paid by you or the fund as shown under the heading Costs associated with your investment in the Fund summaries section at the front of this prospectus.

These payments to Record Owners and dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors: average net assets of a fund attributable to that Record Owner or dealer, sales or net sales of a fund attributable to that Record Owner or dealer, or on the basis of a negotiated lump sum payment for services provided. Payments made by Putnam Retail Management and its affiliates for marketing and/or administrative support services to any one Record Owner or dealer are not expected, with certain limited exceptions, to exceed 0.25% of the average assets of the funds attributable to that Record Owner or dealer on an annual basis. These payments are made for marketing and/or administrative support services provided by Record Owners and dealers, including business planning assistance, educating dealer personnel about the funds and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund list, access to sales meetings, sales representatives and management representatives of the dealer and administrative services performed by the Record Owner or dealer. Putnam Retail Management and its affiliates may make other payments (including payments in connection with educational seminars or conferences) or allow other promotional incentives to Record Owners and dealers to the extent permitted by SEC and National Association of Security Dealers, Inc. rules (as adopted by FINRA) and by other applicable laws and regulations.

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You can find a list of all Record Owners and dealers to which Putnam made marketing and/or administrative support services payments in 2009 in the SAI, which is on file with the SEC and is also available on Putnam’s website at putnam.com. You can also find other details in the SAI about the payments made by Putnam Retail Management and its affiliates and the services provided by your Record Owner or dealer. In addition, you can ask your Record Owner or dealer for information about any payments it receives from Putnam Retail Management and its affiliates and any services provided by your Record Owner or dealer.

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Policy on excessive short-term trading


► Risks of excessive short-term trading. The expected tax advantages associated with the insurance products that invest in the funds (such as tax deferral for gains realized from exchanges among the funds) may make the funds more attractive to excessive short-term traders, although other aspects of these products (such as the penalty tax on some withdrawals) may discourage short-term trading. Excessive short-term trading activity may reduce a fund’s performance and harm all fund shareholders by interfering with portfolio management, increasing the fund’s expenses and diluting the fund’s net asset value. Depending on the size and frequency of short-term trades in a fund’s shares, the fund may experience increased cash volatility, which could require the fund to maintain undesirably large cash positions or buy or sell portfolio securities it would not have bought or sold otherwise. The need to execute additional portfolio transactions due to these cash flows may also increase the fund’s brokerage and administrative costs.

When a fund invests in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of a fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the later close of trading on the NYSE, the time as of which the fund determines its net asset value. If an arbitrageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.

When a fund invests in securities that may trade infrequently trade infrequently or may be more difficult to value, such as lower-rated bonds and securities of smaller companies, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the fund’s investments. In addition, the market for these securities may at times show “market momentum,” in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in a fund’s shares, which will reduce fund performance and may dilute the interests of other shareholders. Because lower-rated debt and securities of smaller companies may be less liquid than higher-rated debt or securities of larger companies, respectively, a fund may also be unable to buy or sell these securities at desirable prices when the need arises (for example, in response to volatile cash flows caused by short-term trading).

► Fund policies and limitations. Putnam Management and the funds’ Trustees have adopted policies and procedures intended to discourage excessive short-term trading. The funds seek to discourage excessive short-term trading by using fair value pricing procedures to value investments under some circumstances. For funds that invest in foreign securities, fair value pricing may be used to a significant extent with respect to those securities. In addition, Putnam

75

Management monitors aggregate cash flows in each insurance company separate account that invests in the funds (other than Putnam VT Money Market Fund). If high cash flows relative to the size of the account or other information indicate that excessive short-term trading may be taking place in a particular separate account, Putnam Management will contact the insurance company that maintains accounts for the underlying contract holders and seek to have the insurance company enforce the separate account’s policies on excessive short-term trading. As noted below, each insurance company’s policies on excessive short-term trading will vary, and some insurance companies may not have adopted specific policies on excessive short-term trading.

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With respect to Putnam VT Money Market Fund, because the fund is a money market fund that investors may seek to use as a source of short-term liquidity, Putnam Management and the fund’s Trustees have not adopted policies to discourage short-term trading in the fund. Because very large cash flows based on short-term trading may, under some market conditions, decrease the fund’s performance, however, Putnam Management may refuse to sell shares to any separate account or may suspend or terminate the offering of shares of the fund if such action is required by law or regulatory authority or is in the interests of the shareholders and the fund. These actions may apply to all accounts or only to those accounts whose exchanges Putnam Management determines are likely to have a negative effect on the fund or other Putnam funds.

As noted above, the funds’ shareholders are separate accounts sponsored by various insurance companies. Because Putnam Management currently does not have comprehensive access to trading records of individual contract holders, it is difficult (and in some cases impossible) for Putnam Management to determine if a particular contract holder is engaging in excessive short-term trading. In certain circumstances, there currently are also operational or technological constraints on Putnam Management’s ability to monitor trading activity. In addition, even in circumstances when Putnam Management has access to sufficient information to permit a review of trading, its detection methods may not capture all excessive short-term trading.

As a result of these limitations, the funds’ ability to monitor and deter excessive short-term trading ultimately depends on the capabilities, policies and cooperation of the insurance companies that sponsor the separate accounts. Some of the separate accounts have adopted transfer fees, limits on exchange activity, or other measures to attempt to address the potential for excessive short-term trading, while other separate accounts currently have not. For more information about any measures applicable to your investment, please see the prospectus of the separate account of the specific insurance product that accompanies this prospectus. The measures used by Putnam Management or a separate account may or may not be effective in deterring excessive short-term trading. In addition, the terms of the particular insurance contract may also limit the ability of the insurance company to address excessive short-term trading. As a result, the funds can give no assurances that market timing and excessive short-term trading will not occur in the funds.

Fund distributions and taxes

Each fund (other than Putnam VT Money Market Fund) will normally distribute any net investment income and any net realized capital gains at least annually. Distributions will be made by reinvestment of distributions in additional shares of such funds, unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Putnam VT Money Market Fund will declare a dividend of its net investment income daily and distribute such dividend monthly. Each month’s distributions will be paid as of the last business day of each month.

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Distributions are reinvested without a sales charge, using the net asset value determined on the ex dividend date, except that with respect to Putnam VT Money Market Fund, distributions are reinvested using the net asset value determined on the last business day of each month. Distributions on each share are determined in the same manner and are paid in the same amount, regardless of class, except for such differences as are attributable to differential class expenses.

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Generally, owners of variable annuity and variable life insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 ½ may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible foreign, state or local taxes.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life insurance contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. Each fund intends to comply with these requirements. If a fund does not meet such requirements, income allocable to the contracts would be taxable currently to the holders of such contracts. In addition, if the Internal Revenue Service finds an impermissible level of “investor control” over the investment options underlying variable annuity or variable life insurance contracts, the advantageous tax treatment provided in respect to insurance company separate accounts under the Internal Revenue Code of 1986, as amended (the Code) will no longer be available. Please see the SAI for further discussion.

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Each fund intends to qualify as a “regulated investment company” for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal income taxes on income and gains it distributes to the separate accounts. For information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, contract holders should consult the prospectus of the applicable separate account.

A fund’s investments in certain debt obligations may cause the fund to recognize taxable income in excess of the cash generated by such obligations. Thus, a fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

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A fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, that fund’s return on those investments would be decreased. If the fund meets certain requirements relating to its asset holdings, shareholders generally will be entitled to claim a credit or deduction with respect to foreign taxes. In addition, a fund’s investment in foreign securities or foreign currencies may increase or accelerate that fund’s recognition of ordinary income and may affect the timing or amount of that fund’s distributions.

A fund’s use of derivatives, if any, may affect the amount and timing of distributions to shareholders, potentially requiring the fund to liquidate other investments in order to satisfy its distribution requirements.

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The foregoing discussion is based on the assumption that the investors in a fund will be insurance company separate accounts. For further information, please see Taxes in the SAI.

Financial highlights

The financial highlights tables are intended to help you understand the funds’ recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in a fund, assuming reinvestment of all dividends and distributions. Total returns and expense ratios do not reflect insurance-related charges or expenses; if these charges and expenses were reflected, performance would be lower and expenses would be higher. This information has been derived from each fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP. Its report and the funds’ financial statements are included in the funds’ annual report to shareholders, which is available upon request.

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For more information about the funds of Putnam Variable Trust

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The annual and semi-annual reports to shareholders, and the Trust’s statement of additional information (SAI), include additional information about the funds. The SAI, and the independent registered public accounting firm’s report and the financial statements included in the Trust’s most recent annual report to the funds’ shareholders, are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Trust’s annual report discusses the market conditions and investment strategies that significantly affected each fund’s performance during its last fiscal year. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial representative, by visiting Putnam’s website at putnam.com/individual, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about a fund, including its SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the fund on the EDGAR Database on the Commission’s website at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1502. You may need to refer to the fund’s file number.

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PUTNAM INVESTMENTS
One Post Office Square
Boston, Massachusetts 02109
1-800-225-1581

Address correspondence to
Putnam Investor Services
P.O. Box 8383
Boston, MA 02266-8383
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putnam.com

File No. 811-05346 ____ 4/10
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Putnam Variable Trust (the “Trust”)
Class IA and IB Shares

Putnam VT American Government Income Fund	Putnam VT Income Fund
Putnam VT Capital Opportunities Fund	Putnam VT International Equity Fund
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Putnam VT Diversified Income Fund	Putnam VT International Growth Fund*
Putnam VT Equity Income Fund	Putnam VT International Value Fund**
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Putnam VT The George Putnam Fund of Boston	Putnam VT Investors Fund
Putnam VT Global Asset Allocation Fund	Putnam VT Mid Cap Value Fund
Putnam VT Global Equity Fund	Putnam VT Money Market Fund
Putnam VT Global Health Care Fund	Putnam VT New Opportunities Fund
Putnam VT Global Utilities Fund	Putnam VT Research Fund
Putnam VT Growth and Income Fund	Putnam VT Small Cap Value Fund
Putnam VT Growth Opportunities Fund	Putnam VT Vista Fund
Putnam VT High Yield Fund	Putnam VT Voyager Fund

FORM N-1A
PART B

STATEMENT OF ADDITIONAL INFORMATION ("SAI")
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April 30, 2010

This SAI is not a prospectus. If the Trust has more than one form of current prospectus, each reference to the prospectus in this SAI shall include all of the Trust's prospectuses, unless otherwise noted. The SAI should be read together with the applicable prospectus. Certain disclosure has been incorporated by reference from the Trust's annual report. For a free copy of the Trust's annual report or a prospectus dated April 30, 2010, as revised from time to time, call Putnam Investor Services at 1-800-225-1581, visit Putnam’s website at putnam.com or write Putnam Investor Services, P.O. Box 8383, Boston, MA 02266-8383.

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Part I of this SAI contains specific information about each fund. Part II includes information about all of the funds.

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* Prior to February 1, 2010, Putnam VT International Growth Fund was known as Putnam VT International New Opportunities Fund.

** Prior to February 1, 2010, Putnam VT International Value Fund was known as Putnam VT International Growth and Income Fund.

I-1

Table of Contents
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Part I
TRUST ORGANIZATION AND CLASSIFICATION	I-3
INVESTMENT RESTRICTIONS	I-4
CHARGES AND EXPENSES	I-6
PORTFOLIO MANAGERS	I-37
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS	I-44

Part II
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DISTRIBUTION PLAN	II-1
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MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS	II-1
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TAXES	II-32
MANAGEMENT	II-35
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DETERMINATION OF NET ASSET VALUE	II-52
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
ADDITIONAL PAYMENTS	II-54
REDEMPTIONS	II-55
SHAREHOLDER LIABILITY	II-56
DISCLOSURE OF PORTFOLIO INFORMATION	II-56
PROXY VOTING GUIDELINES AND PROCEDURES	II-58
SECURITIES RATINGS	II-58
CLAIMS-PAYING ABILITY RATINGS	II-61
APPENDIX A	II-66

I-2

SAI
PART I

TRUST ORGANIZATION AND CLASSIFICATION

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The Trust is a Massachusetts business trust organized on September 24, 1987. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of The Commonwealth of Massachusetts. Prior to February 1, 2010, Putnam VT International Growth Fund was known as Putnam VT International New Opportunities Fund and Putnam VT International Value Fund was known as Putnam VT International Growth and Income Fund. Prior to January 2, 2009, Putnam VT Global Health Care Fund was known as Putnam VT Health Sciences Fund and Putnam VT Global Utilities Fund was known as Putnam VT Utilities Growth and Income Fund.

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The Trust is an open-end management investment company with an unlimited number of authorized shares of beneficial interest. Shares of the Trust may, without shareholder approval, be divided into two or more series of shares representing separate investment portfolios, and are currently divided into twenty-four series of shares, each representing a separate investment portfolio which is being offered to separate accounts of various insurance companies.

Any series of shares may be further divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees may determine. Shares of each series are currently divided into two classes: class IA shares and class IB shares. Class IB shares are subject to fees imposed pursuant to a distribution plan. The funds may also offer other classes of shares with different sales charges and expenses. Because of these different sales charges and expenses, the investment performance of the classes will vary.

The two classes of shares are offered under a multiple class distribution system approved by the Trust's Trustees, and are designed to allow promotion of insurance products investing in the Trust through alternative distribution channels. The insurance company issuing a variable contract selects the class of shares in which the separate account funding the contract invests.

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Each share has one vote, with fractional shares voting proportionately. Shares vote together as a single class without regard to series or classes of shares on all matters except (i) when required by the Investment Company Act of 1940 or when the Trustees have determined that the matter affects one or more series or classes of shares materially differently, shares will be voted by individual series or class; and (ii) when the Trustees have determined that the matter affects only the interests of one or more series or classes, only shareholders of such series or class shall be entitled to vote thereon. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if a portfolio were liquidated, would receive the net assets of that portfolio.

The Trust may suspend the sale of shares of any portfolio at any time and may refuse any order to purchase shares. Although the Trust is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust. The Trust has voluntarily undertaken to hold a shareholder meeting at which the Board of Trustees would be elected at least every five years beginning in 2004.

I-3

Shares of the funds may only be purchased by an insurance company separate account. For matters requiring shareholder approval, you may be able to instruct the insurance company separate account how to vote the fund shares attributable to your contract or policy. See the Voting Rights section of your insurance product prospectus.

Each fund, except for Putnam VT Global Health Care Fund and Putnam VT Global Utilities Fund, is a “diversified” investment company under the Investment Company Act of 1940. This means that with respect to 75% (50% in the case of Putnam VT Global Health Care Fund and Putnam VT Global Utilities Fund, each of which is a non-diversified investment company) of its total assets, each fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. government securities and securities issued by other investment companies). The remaining 25% (50% in the case of Putnam VT Global Health Care Fund and Putnam VT Global Utilities Fund) of each fund’s total assets is not subject to this restriction. To the extent a fund invests a significant portion of its assets in the securities of a particular issuer, it will be subject to an increased risk of loss if the market value of such issuer’s securities declines.

INVESTMENT RESTRICTIONS

As fundamental investment restrictions, which may not be changed as to any fund without a vote of a majority of the outstanding voting securities of that fund, the Trust may not and will not take any of the following actions with respect to that fund:

(1) Borrow money in excess of 33 1/3% of the value of its total assets (not including the amount borrowed) at the time the borrowing is made.

(2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

(3) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

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(4)(a) (All funds except Putnam VT Capital Opportunities Fund, Putnam VT Equity Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Health Care Fund, Putnam VT Mid Cap Value Fund, Putnam VT Research Fund, and Putnam VT Global Utilities Fund) Purchase or sell commodities or commodity contracts, except that the fund may purchase and sell financial futures contracts and options and may enter into foreign exchange contracts and other financial transactions not involving physical commodities.

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(4)(b) (Putnam VT Capital Opportunities Fund, Putnam VT Equity Income Fund, Putnam VT Mid Cap Value Fund and Putnam VT Research Fund) Purchase or sell commodities or commodity contracts, except that the fund may purchase and sell financial futures contracts and options.

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(4)(c) (Putnam VT Global Asset Allocation Fund, Putnam VT Global Health Care Fund and Putnam VT Global Utilities Fund) Purchase or sell physical commodities, except as permitted by applicable law.

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(5) Make loans, except by purchase of debt obligations in which the fund may invest consistent with its investment policies (including without limitation debt obligations issued by other Putnam funds), by entering into repurchase agreements, or by lending its portfolio securities.

(6)(a) (All funds except Putnam VT Global Health Care Fund and Putnam VT Global Utilities Fund) With respect to 75% of its total assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities or to securities issued by other investment companies.

(6)(b) (Putnam VT Global Health Care Fund and Putnam VT Global Utilities Fund) With respect to 50% of its total assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities or to securities issued by other investment companies.

(7)(a) (All funds except Putnam VT Global Health Care Fund and Putnam VT Global Utilities Fund) With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer.

(7)(b) (Putnam VT Global Health Care Fund and Putnam VT Global Utilities Fund) With respect to 50% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer.

(8) Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the fund's total assets would be invested in any one industry; except that Putnam VT Global Utilities Fund may invest more than 25% of its assets in any of the public utilities industries, and Putnam VT Global Health Care Fund may invest more than 25% of its assets in companies that Putnam Management determines are principally engaged in the health sciences industries; and except that Putnam VT Money Market Fund may invest up to 100% of its assets (i) in the banking industry, (ii) in the personal credit institution or business credit institution industries when in the opinion of management yield differentials make such investments desirable, or (iii) any combination of these.

(9) Issue any class of securities which is senior to the fund's shares of beneficial interest, except for permitted borrowings.

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The Investment Company Act of 1940 provides that a "vote of a majority of the outstanding voting securities" of a fund or the Trust means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of a fund or the Trust, as the case may be, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

-----------------------------------------

The following non-fundamental policies may be changed by the Trustees without shareholder approval:

(1) Each fund will not invest in (a) securities which are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the Trust (or the person designated by the Trustees of the Trust to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in

I-5

more than seven days, if, as a result, more than 15% (10% for Putnam VT Money Market Fund) of the fund's net assets (taken at current value) would be invested in securities described in (a), (b) and (c).

All percentage limitations on investments (other than pursuant to non-fundamental restriction (1)) will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

The Trust has filed an election under Rule 18f-1 under the Investment Company Act of 1940 committing each fund that is a series of the Trust to pay all redemptions of fund shares by a single shareholder during any 90-day period in cash, up to the lesser of (i) $250,000 or (ii) 1% of such fund’s net assets measured as of the beginning of such 90-day period.

-----------------------------------------

CHARGES AND EXPENSES

Management fees

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Under a new management contract approved by shareholders and effective January 1, 2010, each fund will pay a monthly fee to Putnam Investment Management, LLC (Putnam Management), the funds’ investment manager, at an annual rate (as a percentage of each fund’s average net assets for the month) that varies based on the average of all of the determinations of the aggregate net assets of all open-end funds sponsored by Putnam Management excluding the net assets of such funds investing in, or invested in by, other such funds, such as Putnam RetirementReady® Funds and Putnam Money Market Liquidity Fund, to the extent necessary to avoid “double counting” of such net assets (“Total Open-End Mutual Funds Average Net Assets”) (fund family asset), as determined at the close of each business day during the month, as set forth below:

Putnam VT International Growth Fund:

1.080% of the first $5 billion of Total Open-End Mutual Fund Average Net Assets;
1.030% of the next $5 billion of Total Open-End Mutual Fund Average Net Assets;
0.980% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;
0.930% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;
0.880% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;
0.860% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;
0.850% of the next $100 billion of Total Open-End Mutual Fund Average Net Assets and
0.845% of any excess thereafter.

Putnam VT Global Equity Fund, Putnam VT International Equity Fund, and Putnam VT International Value Fund:

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0.850% of the first $5 billion of Total Open-End Mutual Fund Average Net Assets;
0.800% of the next $5 billion of Total Open-End Mutual Fund Average Net Assets;
0.750% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;
0.700% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;
0.650% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;
0.630% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;
0.620% of the next $100 billion of Total Open-End Mutual Fund Average Net Assets; and
0.615% of any excess thereafter.

Putnam VT Capital Opportunities Fund, Putnam VT Global Health Care Fund, and Putnam VT Global Utilities Fund, and Putnam VT Small Cap Value Fund:

0.780% of the first $5 billion of Total Open-End Mutual Fund Average Net Assets;
0.730% of the next $5 billion of Total Open-End Mutual Fund Average Net Assets;
0.680% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;
0.630% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;
0.580% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;
0.560% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;
0.550% of the next $100 billion of Total Open-End Mutual Fund Average Net Assets; and
0.545% of any excess thereafter.

Putnam VT Global Asset Allocation Fund:

0.750% of the first $5 billion of Total Open-End Mutual Fund Average Net Assets;
0.700% of the next $5 billion of Total Open-End Mutual Fund Average Net Assets;
0.650% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;
0.600% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;
0.550% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;
0.530% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;
0.520% of the next $100 billion of Total Open-End Mutual Fund Average Net Assets; and
0.515% of any excess thereafter.

Putnam VT Mid Cap Value Fund and Putnam VT Vista Fund

0.740% of the first $5 billion of Total Open-End Mutual Fund Average Net Assets;
0.690% of the next $5 billion of Total Open-End Mutual Fund Average Net Assets;
0.640% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;
0.590% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;
0.540% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;
0.520% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;
0.510% of the next $100 billion of Total Open-End Mutual Fund Average Net Assets; and
0.505% of any excess thereafter.

Putnam VT High Yield Fund

0.720% of the first $5 billion of Total Open-End Mutual Fund Average Net Assets;
0.670% of the next $5 billion of Total Open-End Mutual Fund Average Net Assets;
0.620% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;
0.570% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;

I-7

0.520% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;
0.500% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;
0.490% of the next $100 billion of Total Open-End Mutual Fund Average Net Assets; and
0.485% of any excess thereafter.

Putnam VT Growth Opportunities Fund, Putnam VT Investors Fund, Putnam VT New Opportunities Fund, Putnam VT Research Fund, and Putnam VT Voyager Fund:

0.710% of the first $5 billion of Total Open-End Mutual Fund Average Net Assets;
0.660% of the next $5 billion of Total Open-End Mutual Fund Average Net Assets;
0.610% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;
0.560% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;
0.510% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;
0.490% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;
0.480% of the next $100 billion of Total Open-End Mutual Fund Average Net Assets; and
0.475% of any excess thereafter.

Putnam VT Diversified Income Fund:

0.700% of the first $5 billion of Total Open-End Mutual Fund Average Net Assets;
0.650% of the next $5 billion of Total Open-End Mutual Fund Average Net Assets;
0.600% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;
0.550% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;
0.500% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;
0.480% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;
0.470% of the next $100 billion of Total Open-End Mutual Fund Average Net Assets; and
0.465% of any excess thereafter.

Putnam VT The George Putnam Fund of Boston:

0.680% of the first $5 billion of Total Open-End Mutual Fund Average Net Assets;
0.630% of the next $5 billion of Total Open-End Mutual Fund Average Net Assets;
0.580% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;
0.530% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;
0.480% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;
0.460% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;
0.450% of the next $100 billion of Total Open-End Mutual Fund Average Net Assets; and
0.445% of any excess thereafter.

I-8

Putnam VT Equity Income Fund and Putnam VT Growth and Income Fund:

0.630% of the first $5 billion of Total Open-End Mutual Fund Average Net Assets;
0.580% of the next $5 billion of Total Open-End Mutual Fund Average Net Assets;
0.530% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;
0.480% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;
0.430% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;
0.410% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;
0.400% of the next $100 billion of Total Open-End Mutual Fund Average Net Assets; and
0.395% of any excess thereafter.

Putnam VT American Government Fund and Putnam VT Income Fund:

0.550% of the first $5 billion of Total Open-End Mutual Fund Average Net Assets;
0.500% of the next $5 billion of Total Open-End Mutual Fund Average Net Assets;
0.450% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;
0.400% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;
0.350% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;
0.330% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;
0.320% of the next $100 billion of Total Open-End Mutual Fund Average Net Assets; and
0.315% of any excess thereafter.

Putnam VT Money Market Fund:

0.440% of the first $5 billion of Total Open-End Mutual Fund Average Net Assets;
0.390% of the next $5 billion of Total Open-End Mutual Fund Average Net Assets;
0.340% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;
0.290% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;
0.240% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;
0.220% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;
0.210% of the next $100 billion of Total Open-End Mutual Fund Average Net Assets; and
0.205% of any excess thereafter.

Under the funds’ prior contract dated August 3, 2007, each fund paid a quarterly fee (in the case of Putnam VT Capital Opportunities Fund, Putnam VT Equity Income Fund and Putnam VT Mid Cap Value Fund, each fund pays a monthly fee) to Putnam Management, based on the average net assets of the fund, as determined at the close of each business day during the period, at the annual rate of:

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Putnam VT International Growth Fund:

1.00% of the first $500 million of average net assets;
0.90% of the next $500 million;
0.85% of the next $500 million;
0.80% of the next $5 billion;
0.775% of the next $5 billion;
0.755% of the next $5 billion;
0.74% of the next $5 billion; and
0.73% of any excess thereafter.

I-9

Putnam VT Global Equity Fund, Putnam VT International Equity Fund, Putnam VT International Value Fund, and Putnam VT Small Cap Value Fund:

0.80% of the first $500 million of average net assets;
0.70% of the next $500 million;
0.65% of the next $500 million;
0.60% of the next $5 billion;
0.575% of the next $5 billion;
0.555% of the next $5 billion;
0.54% of the next $5 billion; and
0.53% of any excess thereafter.

Putnam VT Growth Opportunities Fund:

0.70% of the first $500 million of average net assets;
0.60% of the next $500 million;
0.55% of the next $500 million;
0.50% of the next $5 billion;
0.475% of the next $5 billion;
0.455% of the next $5 billion;
0.44% of the next $5 billion;
0.43% of the next $5 billion; and
0.42% of any excess thereafter.

Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Health Care Fund, Putnam VT Global Utilities Fund, Putnam VT High Yield Fund, Putnam VT Mid Cap Value Fund, Putnam VT New Opportunities Fund and Putnam VT Voyager Fund:

0.70% of the first $500 million of average net assets;
0.60% of the next $500 million;
0.55% of the next $500 million;
0.50% of the next $5 billion;
0.475% of the next $5 billion;
0.455% of the next $5 billion;
0.44% of the next $5 billion; and
0.43% of any excess thereafter.

Putnam VT American Government Income Fund:

0.65% of the first $500 million of average net assets;
0.55% of the next $500 million;
0.50% of the next $500 million;
0.45% of the next $5 billion;
0.425% of the next $5 billion;
0.405% of the next $5 billion;
0.39% of the next $5 billion;
0.38% of the next $5 billion;
0.37% of the next $5 billion;
0.36% of the next $5 billion;
0.35% of the next $5 billion; and
0.34% of any excess thereafter.

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Putnam VT Capital Opportunities Fund, Putnam VT Equity Income Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Growth and Income Fund, Putnam VT Income Fund, Putnam VT Investors Fund, Putnam VT Research Fund and Putnam VT Vista Fund:

0.65% of the first $500 million of average net assets;
0.55% of the next $500 million;
0.50% of the next $500 million;
0.45% of the next $5 billion;
0.425% of the next $5 billion;
0.405% of the next $5 billion;
0.39% of the next $5 billion; and
0.38% of any excess thereafter.

Putnam VT Money Market Fund:

0.45% of the first $500 million of average net assets;
0.35% of the next $500 million;
0.30% of the next $500 million;
0.25% of the next $5 billion;
0.225% of the next $5 billion;
0.205% of the next $5 billion;
0.19% of the next $5 billion; and
0.18% of any excess thereafter.

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For the past three fiscal years, pursuant to the management contract, each fund incurred the following fees:

[to be updated by amendment]

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				Amount
			Amount of	management fee
	Fiscal	Management	management	would have been
Fund name	Year	fee paid	fee waived	without waivers

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Putnam VT American Government Income	2009	[ ]	[ ]	[ ]
Fund


	2008	$680,054	$325,783	$1,005,837

	2007	$620,928	$291,987	$912,915

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Putnam VT Capital Opportunities Fund	2009	[ ]	[ ]	[ ]


	2008	$140,495	$49,538	$190,033

	2007	$277,155	$33,032	$310,187

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Putnam VT Diversified Income Fund	2009	[ ]	[ ]	[ ]

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				Amount
			Amount of	management fee
	Fiscal	Management	management	would have been
Fund name	Year	fee paid	fee waived	without waivers


	2008	$2,343,007	$512,860	$2,855,867

	2007	$2,975,416	$378,606	$3,354,022

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Putnam VT Equity Income Fund	2009	[ ]	[ ]	[ ]

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	2008	$1,273,397	$5,728	$1,279,125

	2007	$1,622,913	$1,975	$1,624,888

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Putnam VT The George Putnam Fund of	2009	[ ]	[ ]	[ ]
Boston

	2008	$2,236,898	$161,432	$2,398,330

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	2007	$3,485,856	$134,644	$3,620,500

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Putnam VT Global Asset Allocation Fund	2009	[ ]	[ ]	[ ]


	2008	$1,622,665	$423,424	$2,046,089

	2007	$2,388,851	$329,769	$2,718,620

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Putnam VT Global Equity Fund	2009	[ ]	[ ]	[ ]

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	2008	$2,902,692	$203,727	$3,106,419

	2007	$4,680,741	$3,819	$4,684,560

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Putnam VT Global Health Care Fund	2009	[ ]	[ ]	[ ]

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	2008	$1,121,538	$49,824	$1,171,362

	2007	$1,638,832	$56,778	$1,695,610

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Putnam VT Global Utilities Fund	2009	[ ]	[ ]	[ ]

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	2008	$2,061,503	$18,189	$2,079,692

	2007	$2,654,848	$38,697	$2,693,545

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Putnam VT Growth and Income Fund	2009	[ ]	[ ]	[ ]

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	2008	$11,422,756	$8,017	$11,430,773

	2007	$18,453,599	$5,475	$18,459,074

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Putnam VT Growth Opportunities Fund	2009	[ ]	[ ]	[ ]

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				Amount
			Amount of	management fee
	Fiscal	Management	management	would have been
Fund name	Year	fee paid	fee waived	without waivers


	2008	$100,497	$126,118	$226,615

	2007	$209,009	$119,596	$328,605

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Putnam VT High Yield Fund	2009	[ ]	[ ]	[ ]

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	2008	$2,588,696	$421,144	$3,009,840

	2007	$3,553,092	$313,850	$3,866,942

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Putnam VT Income Fund	2009	[ ]	[ ]	[ ]

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	2008	$2,579,831	$968,360	$3,548,191

	2007	$3,357,026	$1,014,530	$4,371,556

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Putnam VT International Equity Fund	2009	[ ]	[ ]	[ ]

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	2008	$6,753,585	$4,540	$6,758,125

	2007	$9,251,951	$18,075	$9,270,026

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Putnam VT International Growth Fund	2009	[ ]	[ ]	[ ]

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	2008	$1,841,729	$159,236	$2,000,965

	2007	$2,760,278	$187,049	$2,947,327

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Putnam VT International Value Fund	2009	[ ]	[ ]	[ ]

	2008	$2,421,561	$8,581	$2,430,142

	2007	$3,524,852	$127,208	$3,652,060

Putnam VT Investors Fund	2009	[ ]	[ ]	[ ]


	2008	$2,184,190	$2,809	$2,186,999

	2007	$2,975,978	$1,288	$2,977,266

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Putnam VT Mid Cap Value Fund	2009	[ ]	[ ]	[ ]

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	2008	$337,189	$49,761	$386,950

	2007	$673,802	$2,980	$676,782

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Putnam VT Money Market Fund	2009	[ ]	[ ]	[ ]

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	2008	$1,758,467	$386,775	$2,145,242

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				Amount
			Amount of	management fee
	Fiscal	Management	management	would have been
Fund name	Year	fee paid	fee waived	without waivers

	2007	$1,511,195	$354,105	$1,865,300

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Putnam VT New Opportunities Fund	2009	[ ]	[ ]	[ ]


	2008	$5,160,111	$835	$5,160,946

	2007	$7,518,002	$3,096	$7,521,098

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Putnam VT Research Fund	2009	[ ]	[ ]	[ ]


	2008	$581,442	$69,403	$650,845

	2007	$1,058,785	$1,149	$1,059,934

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Putnam VT Small Cap Value Fund	2009	[ ]	[ ]	[ ]

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	2008	$2,856,853	$1,851	$2,858,704

	2007	$5,566,483	$6,706	$5,573,189

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Putnam VT Vista Fund	2009	[ ]	[ ]	[ ]


	2008	$1,541,843	$5,220	$1,547,063

	2007	$2,494,829	$2,547	$2,497,376

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Putnam VT Voyager Fund	2009	[ ]	[ ]	[ ]


	2008	$6,954,463	$54,776	$7,009,239

	2007	$10,124,313	$3,467	$10,127,780


The amount of management fee waived for the most recent fiscal year for each fund, as applicable, resulted from arrangements set forth in “Lipper category expense limitation” and “General expense limitation” under “Management-The Management Contract” in Part II of this SAI and in “Fund-specific expenses limitation” below.

Fund-specific expense limitation. Effective August 1, 2009 through July 31, 2010, Putnam Management and the Board of Trustees of the fund agreed to replace the Lipper category expense limitation applicable to all funds and the custom Lipper expense limitation applicable to certain funds with a new expense limitation arrangement under which Putnam Management will waive management fees of each fund identified below to the extent that the management fee would otherwise exceed the stated annual rate of the fund’s average net assets:

Putnam VT American Government Income Fund	0.450%
Putnam VT Diversified Income Fund	0.562%
Putnam VT Global Asset Allocation Fund	0.700%

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Putnam VT High Yield Fund	0.600%
Putnam VT Income Fund	0.450%

Brokerage commissions

The following table shows brokerage commissions paid during the fiscal years indicated:

[to be updated by amendment]


Fund name	Fiscal Year	Brokerage commissions


Putnam VT American Government Income Fund	2009	[ ]

	2008	$47,982


	2007	$27,222


Putnam VT Capital Opportunities Fund	2009	[ ]

	2008	$65,912


	2007	$63,909


Putnam VT Diversified Income Fund	2009	[ ]

	2008	$166,715


	2007	$90,987


Putnam VT Equity Income Fund	2009	[ ]

	2008	$362,134


	2007	$273,567


Putnam VT The George Putnam Fund of Boston	2009	[ ]

	2008	$324,008


	2007	$423,484


Putnam VT Global Asset Allocation Fund	2009	[ ]

	2008	$424,321

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

	2007	$306,900


Putnam VT Global Equity Fund	2009	[ ]

	2008	$950,270


	2007	$1,133,276


Putnam VT Global Health Care Fund	2009	[ ]

	2008	$94,887


	2007	$93,555


Putnam VT Global Utilities Fund	2009	[ ]

	2008	$415,759


	2007	$351,831


Putnam VT Growth and Income Fund	2009	[ ]

	2008	$2,360,589


	2007	$3,325,027


Putnam VT Growth Opportunities Fund	2009	[ ]

	2008	$51,541


	2007	$35,943


Putnam VT High Yield Fund	2009	[ ]

	2008	$15,166


	2007	$14,736


Putnam VT Income Fund	2009	[ ]

	2008	$153,078


	2007	$59,336


I-16

Putnam VT International Equity Fund	2009	[ ]

	2008	$1,968,250


	2007	$2,959,381


Putnam VT International Growth Fund	2009	[ ]

	2008	$713,988

	2007	$872,036

Putnam VT International Value Fund	2009	[ ]

	2008	$701,798

	2007	$1,161,980

Putnam VT Investors Fund	2009	[ ]

	2008	$731,176


	2007	$653,710


Putnam VT Mid Cap Value Fund	2009	[ ]

	2008	$170,811


	2007	$143,794


Putnam VT Money Market Fund	2009	[ ]

	2008	$0


	2007	$0


Putnam VT New Opportunities Fund	2009	[ ]

	2008	$1,365,161


	2007	$2,881,125


Putnam VT Research Fund	2009	[ ]

	2008	$237,951


	2007	$220,697


I-17

Putnam VT Small Cap Value Fund	2009	[ ]

	2008	$1,010,561


	2007	$1,337,829


Putnam VT Vista Fund	2009	[ ]

	2008	$753,542


	2007	$1,156,296


Putnam VT Voyager Fund	2009	[ ]

	2008	$3,029,589


	2007	$1,351,623


Please see the Financial Highlights section of the fund’s most recent shareholder report for further information about the fund’s portfolio turnover recent periods.


The following table shows transactions placed with brokers and dealers during the most recent fiscal year to recognize research services received by Putnam Management and its affiliates:

[to be updated by amendment]

I-18

Percentage of
	Dollar value of	total	Amount of
	these transactions	transactions	commissions


Putnam VT American Government Income Fund	[ ]	[ ]	[ ]

Putnam VT Capital Opportunities Fund	[ ]	[ ]	[ ]

Putnam VT Diversified Income Fund	[ ]	[ ]	[ ]

Putnam VT Equity Income Fund	[ ]	[ ]	[ ]

Putnam VT The George Putnam Fund of Boston	[ ]	[ ]	[ ]

Putnam VT Global Asset Allocation Fund	[ ]	[ ]	[ ]

Putnam VT Global Equity Fund	[ ]	[ ]	[ ]

Putnam VT Global Health Care Fund	[ ]	[ ]	[ ]

Putnam VT Global Utilities Fund	[ ]	[ ]	[ ]

Putnam VT Growth and Income Fund	[ ]	[ ]	[ ]

Putnam VT Growth Opportunities Fund	[ ]	[ ]	[ ]

Putnam VT High Yield Fund	[ ]	[ ]	[ ]

Putnam VT Income Fund	[ ]	[ ]	[ ]

Putnam VT International Equity Fund	[ ]	[ ]	[ ]

Putnam VT International Growth Fund	[ ]	[ ]	[ ]

Putnam VT International Value Fund	[ ]	[ ]	[ ]

Putnam VT Investors Fund	[ ]	[ ]	[ ]

Putnam VT Mid Cap Value Fund	[ ]	[ ]	[ ]

Putnam VT Money Market Fund	[ ]	[ ]	[ ]

Putnam VT New Opportunities Fund	[ ]	[ ]	[ ]

Putnam VT Research Fund	[ ]	[ ]	[ ]

Putnam VT Small Cap Value Fund	[ ]	[ ]	[ ]

Putnam VT Vista Fund	[ ]	[ ]	[ ]

Putnam VT Voyager Fund	[ ]	[ ]	[ ]

At the end of fiscal 2009, the following funds held the following securities of their regular broker-dealers (or affiliates of such broker-dealers):

[to be updated by amendment]


I-19

Fund Name	Broker-dealers or affiliates	Value of securities held


Putnam VT Diversified Income Fund	[ ]	[ ]

Putnam VT Equity Income Fund	[ ]	[ ]

Putnam VT Global Asset Allocation Fund	[ ]	[ ]

Putnam VT Global Equity Fund	[ ]	[ ]

Putnam VT Growth and Income Fund	[ ]	[ ]

Putnam VT Growth Opportunities Fund	[ ]	[ ]

Putnam VT High Yield Fund	[ ]	[ ]

Putnam VT Income Fund	[ ]	[ ]

Putnam VT International Equity Fund	[ ]	[ ]

Putnam VT International Growth Fund	[ ]	[ ]

Putnam VT International Value Fund	[ ]	[ ]

Putnam VT Investors Fund	[ ]	[ ]

Putnam VT Money Market Fund	[ ]	[ ]

Putnam VT New Opportunities Fund	[ ]	[ ]

Putnam VT Research Fund	[ ]	[ ]

Putnam VT The George Putnam Fund of Boston	[ ]	[ ]

Putnam VT Voyager Fund	[ ]	[ ]


Administrative expense reimbursement


Each fund reimbursed Putnam Management for administrative services during fiscal 2009, including compensation of certain Trust officers and contributions to the Putnam Investments Profit Sharing Retirement Plan for their benefit, as follows:

[to be updated by amendment]

I-20

Portion of total
reimbursement for
compensation and
	Total reimbursement	contributions

Putnam VT American Government Income Fund	[ ]	[ ]

Putnam VT Capital Opportunities Fund	[ ]	[ ]

Putnam VT Diversified Income Fund	[ ]	[ ]

Putnam VT Equity Income Fund	[ ]	[ ]

Putnam VT The George Putnam Fund of Boston	[ ]	[ ]

Putnam VT Global Asset Allocation Fund	[ ]	[ ]

Putnam VT Global Equity Fund	[ ]	[ ]

Putnam VT Global Health Care Fund	[ ]	[ ]

Putnam VT Global Utilities Fund	[ ]	[ ]

Putnam VT Growth and Income Fund	[ ]	[ ]

Putnam VT Growth Opportunities Fund	[ ]	[ ]

Putnam VT High Yield Fund	[ ]	[ ]

Putnam VT Income Fund	[ ]	[ ]

Putnam VT International Equity Fund	[ ]	[ ]

Putnam VT International Growth Fund	[ ]	[ ]

Putnam VT International Value Fund	[ ]	[ ]

Putnam VT Investors Fund	[ ]	[ ]

Putnam VT Mid Cap Value Fund	[ ]	[ ]

Putnam VT Money Market Fund	[ ]	[ ]

Putnam VT New Opportunities Fund	[ ]	[ ]

Putnam VT Research Fund	[ ]	[ ]

Putnam VT Small Cap Value Fund	[ ]	[ ]

Putnam VT Vista Fund	[ ]	[ ]

Putnam VT Voyager Fund	[ ]	[ ]

Trustee responsibilities and fees

The Trustees are responsible for generally overseeing the conduct of the Trust’s business. Subject to such policies as the Trustees may determine, Putnam Management furnishes a continuing investment program for the Trust and makes investment decisions on its behalf. Subject to the control of the Trustees, Putnam Management also manages the Trust’s other affairs and business.

I-21


Except for Messrs. Joskow, Patterson, and Putnam III, as shown below, the Trustees did not own variable annuity contracts or variable life insurance policies that invested in the funds as of December 31, 2009. However, each Trustee owns shares of the retail Putnam mutual funds that are counterparts to the Trust’s various portfolios. The funds are offered only to separate accounts of insurance companies. Individual investors may not invest in the funds directly, but only through purchasing variable annuity contracts or variable life insurance policies that include the funds as investment options.

[to be updated by amendment]


	Paul L.	Robert E.	George
PUTNAM VT FUND	Joskow	Patterson	Putnam, III

Putnam VT American Government Income Fund	$1-$10,000	--	--

Putnam VT Capital Opportunities Fund	$1-$10,000	--	--

Putnam VT Diversified Income Fund	$1-$10,000	--	--

Putnam VT Equity Income Fund	$1-$10,000	--	--

Putnam VT The George Putnam Fund of Boston	$1-$10,000	--	--

Putnam VT Global Asset Allocation Fund	$1-$10,000	--	$10,001-$50,000

Putnam VT Global Equity Fund	$1-$10,000	--	--

Putnam VT Global Health Care Fund	--	--	--

Putnam VT Global Utilities Fund	--	--	--

Putnam VT Growth and Income Fund	$1-$10,000	--	--

Putnam VT Growth Opportunities Fund	$1-$10,000	--	--

Putnam VT High Yield Fund	$1-$10,000	$1-$10,000	--

Putnam VT Income Fund	$1-$10,000	--	--

Putnam VT International Equity Fund	$1-$10,000	--	--


Putnam VT International Growth Fund	$1-$10,000	--	--

Putnam VT International Value Fund	$1-$10,000	--	--


Putnam VT Investors Fund	$1-$10,000	--	--

Putnam VT Mid Cap Value Fund	$1-$10,000	--	--

Putnam VT Money Market Fund	--	--	--

Putnam VT New Opportunities Fund	$1-$10,000	--	--

Putnam VT Research Fund	$1-$10,000	--	--

Putnam VT Small Cap Value Fund	$1-$10,000	--	--

Putnam VT Vista Fund	$1-$10,000	--	--

Putnam VT Voyager Fund	$1-$10,000	--	--


The table below shows the value of each Trustee’s holdings in all of the Putnam Funds as of December 31, 2009.


I-22

Aggregate dollar range of shares held in all of the Putnam funds
Name of Trustee	overseen by Trustee
Ravi Akhoury	over $100,000
Jameson A. Baxter	over $100,000
Charles B. Curtis	over $100,000
Robert J. Darretta	over $100,000
Myra R. Drucker	over $100,000
John A. Hill	over $100,000
Paul L. Joskow	over $100,000
Elizabeth T. Kennan	over $100,000
Kenneth R. Leibler	over $100,000
Robert E. Patterson	over $100,000
George Putnam, III	over $100,000
*W. Thomas Stephens	over $100,000
Richard B. Worley	over $100,000
**Robert L. Reynolds	over $100,000

*Mr. Stephens, who retired from the Board of Trustees on March 31, 2008, was re-elected to the Board of Trustees on May 14, 2009.

**Trustee who is an "interested person" (as defined in the Investment Company Act of 1940) of the Trust, Putnam Management and/or Putnam Retail Management. Mr. Reynolds is deemed an “interested person” by virtue of his positions as an officer of the Trust, Putnam Management and/or Putnam Retail Management. Mr. Reynolds is the President and Chief Executive Officer of Putnam Investments, LLC and President of the Trust and each of the other Putnam funds. None of the other Trustees is an “interested person.”

Each independent Trustee of the Trust receives an annual retainer fee and additional fees for each Trustees meeting attended and for certain compliance related services. Independent Trustees also are reimbursed for costs incurred in connection with their services, including costs of travel, seminars and educational materials. All of the current independent Trustees of the Trust are Trustees of all the Putnam funds and receive fees for their services.

The Trustees periodically review their fees to ensure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes. The Board Policy and Nominating Committee, which consists solely of independent Trustees of the Trust, estimates that committee and Trustee meeting time, together with the appropriate preparation, requires the equivalent of at least three business days per Trustee meeting. The standing committees of the Board of Trustees, and the number of times each committee met during your fund’s most recently completed fiscal year, are shown in the table below:

[to be updated by amendment]

I-23

Audit and Compliance Committee	[ ]

Board Policy and Nominating Committee	[ ]

Brokerage Committee	[ ]

Communications, Service and Marketing Committee	[ ]

Contract Committee	[ ]

Distributions Committee	[ ]

Executive Committee	[ ]

Investment Oversight Committees:
Investment Oversight Committee A	[ ]
Investment Oversight Committee B	[ ]
Investment Oversight Committee C	[ ]
Investment Oversight Committee D	[ ]
Investment Oversight Committee E*	[ ]

Investment Oversight Coordinating Committee	[ ]

Pricing Committee	[ ]

*This committee was formed in May, 2009.

The following table shows the year each Trustee was first elected a Trustee of the Putnam funds, the fees paid to each Trustee by each Putnam VT fund for fiscal 2009 and the fees paid to each Trustee by all of the Putnam funds during calendar year 2009:

[to be updated by amendment]


I-24

COMPENSATION TABLE
Aggregate compensation from:

	Putnam VT	Putnam VT			Putnam VT	Putnam VT
	American	Capital	Putnam VT	Putnam VT	The George	Global Asset	Putnam VT
	Government	Opportunities	Diversified	Equity	Putnam Fund	Allocation	Global Equity
Trustee/Year	Income Fund	Fund	Income Fund	Income Fund	of Boston	Fund	Fund


Ravi Akhoury/2009(5)	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Jameson A. Baxter/1994(3)	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Charles B. Curtis/2001	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Robert J. Darretta/2007	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Myra R. Drucker/2004(3)	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Charles E. Haldeman, Jr./2004(7)	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

John A. Hill/1985(3)(4)	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Paul L. Joskow/1997(3)	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Elizabeth T. Kennan/1992 (3)	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Kenneth R. Leibler/2006	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Robert E. Patterson/1984	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

George Putnam, III/1984	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Robert L. Reynolds/2008	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

W. Thomas Stephens/1997(6)	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Richard B. Worley/2004	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]


I-25

COMPENSATION TABLE (continued)
Aggregate compensation from:

Putnam
VT
	Global	Putnam VT		Putnam VT
	Health	Global	Putnam VT	Growth	Putnam VT	Putnam VT	Putnam VT
	Care	Utilities	Growth and	Opportunities	High Yield	Income	International
Trustee/Year	Fund	Fund	Income Fund	Fund	Fund	Fund	Equity Fund


Ravi Akhoury/2009(5)	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Jameson A. Baxter/1994(3)	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Charles B. Curtis/2001	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Robert J. Darretta/2007	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Myra R. Drucker/2004(3)	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Charles E. Haldeman, Jr./2004(7)	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

John A. Hill/1985(3)(4)	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Paul L. Joskow/1997(3)	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Elizabeth T. Kennan/1992 (3)	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Kenneth R. Leibler/2006	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Robert E. Patterson/1984	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

George Putnam, III/1984	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Robert L. Reynolds/2008	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

W. Thomas Stephens/1997(6)	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Richard B. Worley/2004	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]


I-26

COMPENSATION TABLE (continued)
Aggregate compensation from:


Putnam VT
	Putnam VT	Putnam VT	Putnam VT	Putnam VT	Putnam VT	New	Putnam VT
	International	International	Investors	Mid Cap	Money	Opportunities	Research
Trustee/Year	Growth Fund	Value Fund	Fund	Value Fund	Market Fund	Fund	Fund

Ravi Akhoury/2009(5)	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Jameson A. Baxter/1994(3)	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Charles B. Curtis/2001	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Robert J. Darretta/2007	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Myra R. Drucker/2004(3)	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Charles E. Haldeman, Jr./2004(7)	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

John A. Hill/1985(3)(4)	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Paul L. Joskow/1997(3)	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Elizabeth T. Kennan/1992(3)	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Kenneth R. Leibler/2006	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Robert E. Patterson/1984	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

George Putnam, III/1984	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Robert L. Reynolds/2008	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

W. Thomas Stephens/1997(6)	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Richard B. Worley/2004	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]


I-27

COMPENSATION TABLE (continued)
Aggregate compensation from:

	Putnam VT	Putnam VT	Putnam VT
	Small Cap	Vista	Voyager
Trustee/Year	Value Fund	Fund	Fund


Ravi Akhoury/2009(5)	[ ]	[ ]	[ ]

Jameson A. Baxter/1994(3)	[ ]	[ ]	[ ]

Charles B. Curtis/2001	[ ]	[ ]	[ ]

Robert J. Darretta/2007	[ ]	[ ]	[ ]

Myra R. Drucker/2004 (3)	[ ]	[ ]	[ ]

Charles E. Haldeman, Jr./2004(7)	[ ]	[ ]	[ ]

John A. Hill/1985(3)(4)	[ ]	[ ]	[ ]

Paul L. Joskow/1997(3)	[ ]	[ ]	[ ]

Elizabeth T. Kennan/1992 (3)	[ ]	[ ]	[ ]

Kenneth R. Leibler/2006	[ ]	[ ]	[ ]

Robert E. Patterson/1984	[ ]	[ ]	[ ]

George Putnam, III/1984	[ ]	[ ]	[ ]

Robert L. Reynolds/2008	[ ]	[ ]	[ ]

W. Thomas Stephens/1997(6)	[ ]	[ ]	[ ]

Richard B. Worley/2004	[ ]	[ ]	[ ]


I-28

COMPENSATION TABLE (continued)
Pension or retirement benefits accrued as part of fund expenses from:

	Putnam VT	Putnam VT			Putnam VT	Putnam VT
	American	Capital	Putnam VT	Putnam VT	The George	Global Asset	Putnam VT
	Government	Opportunities	Diversified	Equity	Putnam Fund	Allocation	Global Equity
Trustee/Year	Income Fund	Fund	Income Fund	Income Fund	of Boston	Fund	Fund


Ravi Akhoury/2009(5)	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Jameson A. Baxter/1994(3)	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Charles B. Curtis/2001	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Robert J. Darretta/2007	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Myra R. Drucker/2004(3)	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Charles E. Haldeman, Jr./2004(7)	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

John A. Hill/1985(3)(4)	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Paul L. Joskow/1997(3)	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Elizabeth T. Kennan/1992(3)	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Kenneth R. Leibler/2006	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Robert E. Patterson/1984	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

George Putnam, III/1984	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Robert L. Reynolds/2008	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

W. Thomas Stephens/1997(6)	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Richard B. Worley/2004	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]


I-29

COMPENSATION TABLE (continued)
Pension or retirement benefits accrued as part of fund expenses from:

	Putnam VT	Putnam VT		Putnam VT
	Global	Global	Putnam VT	Growth	Putnam	Putnam	Putnam VT
	Health Care	Utilities	Growth and	Opportunities	VT High	VT Income	International
Trustee/Year	Fund	Fund	Income Fund	Fund	Yield Fund	Fund	Equity Fund


Ravi Akhoury/2009 (5)	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Jameson A. Baxter/1994 (3)	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Charles B. Curtis/2001	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Robert J. Darretta/2007	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Myra R. Drucker/2004 (3)	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Charles E. Haldeman, Jr./2004 (7)	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

John A. Hill/1985(3)(4)	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Paul L. Joskow/1997(3)	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Elizabeth T. Kennan/1992 (3)	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Kenneth R. Leibler/2006	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Robert E. Patterson/1984	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

George Putnam, III/1984	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Robert L. Reynolds/2008	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

W. Thomas Stephens/1997(6)	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Richard B. Worley/2004	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]


I-30

COMPENSATION TABLE (continued)
Pension or retirement benefits accrued as part of fund expenses from:

Putnam VT
	Putnam VT	Putnam VT	Putnam VT	Putnam VT	Putnam VT	New
	International	International	Investors	Mid Cap	Money Market	Opportunities
Trustee/Year	Growth Fund	Value Fund	Fund	Value Fund	Fund	Fund

Ravi Akhoury/2009 (5)	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Jameson A. Baxter/1994 (3)	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Charles B. Curtis/2001	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Robert J. Darretta/2007	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Myra R. Drucker/2004(3)	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Charles E. Haldeman, Jr./2004 (7)	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

John A. Hill/1985(3)(4)	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Paul L. Joskow/1997(3)	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Elizabeth T. Kennan/1992 (3)	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Kenneth R. Leibler/2006	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Robert E. Patterson/1984	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

George Putnam, III/1984	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Robert L. Reynolds/2008	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

W. Thomas Stephens/1997(6)	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Richard B. Worley/2004	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]


I-31

COMPENSATION TABLE (continued)
Pension or retirement benefits accrued as part of fund expenses from:

					Estimated
					annual	Total
				Putnam	benefits from	compensation
	Putnam VT	Putnam VT	Putnam	VT	all Putnam	from all
	Research	Small Cap	VT Vista	Voyager	funds upon	Putnam funds
Trustee/Year	Fund	Value Fund	Fund	Fund	retirement (1)	(2)


Ravi Akhoury/2009(5)	[ ]	[ ]	[ ]	[ ]	N/A	$259,167

Jameson A. Baxter/1994(3)	[ ]	[ ]	[ ]	[ ]	$110,500	$295,000

Charles B. Curtis/2001	[ ]	[ ]	[ ]	[ ]	$113,900	$285,000

Robert J. Darretta/2007	[ ]	[ ]	[ ]	[ ]	N/A	$290,000

Myra R. Drucker/2004 (3)	[ ]	[ ]	[ ]	[ ]	N/A	$295,000

Charles E. Haldeman, Jr./2004(7)	[ ]	[ ]	[ ]	[ ]	N/A	N/A

John A. Hill/1985(3)(4)	[ ]	[ ]	[ ]	[ ]	$161,700	$374,376

Paul L. Joskow/1997(3)	[ ]	[ ]	[ ]	[ ]	$113,400	$295,000

Elizabeth T. Kennan/1992 (3)	[ ]	[ ]	[ ]	[ ]	$108,000	$295,000

Kenneth R. Leibler/2006	[ ]	[ ]	[ ]	[ ]	N/A	$295,000

Robert E. Patterson/1984	[ ]	[ ]	[ ]	[ ]	$106,500	$295,000

George Putnam, III/1984	[ ]	[ ]	[ ]	[ ]	$130,300	$295,000

Robert L. Reynolds/2008	[ ]	[ ]	[ ]	[ ]	N/A	N/A

W. Thomas Stephens/1997(6)	[ ]	[ ]	[ ]	[ ]	$107,100	$139,167

Richard B. Worley/2004	[ ]	[ ]	[ ]	[ ]	N/A	$285,000


(1) Estimated benefits for each Trustee are based on Trustee fee rates for calendar years 2003, 2004 and 2005.


(2) As of December 31, 2009, there were 104 funds in the Putnam family.

(3) Certain Trustees are also owed compensation deferred pursuant to a Trustee Compensation Deferral Plan. As of December 31, 2009, the total amounts of deferred compensation payable by the funds, including income earned on such amounts, to these Trustees were:

[to be updated by amendment]


I-32

	Ms. Baxter	Ms. Drucker	Mr. Hill	Dr. Joskow	Dr. Kennan

VT American Government Income Fund	[ ]	[ ]	[ ]	[ ]	[ ]
VT Capital Opportunities Fund	[ ]	[ ]	[ ]	[ ]	[ ]
VT Diversified Income Fund	[ ]	[ ]	[ ]	[ ]	[ ]
VT Equity Income Fund	[ ]	[ ]	[ ]	[ ]	[ ]
VT George Putnam Fund of Boston	[ ]	[ ]	[ ]	[ ]	[ ]
VT Global Asset Allocation Fund	[ ]	[ ]	[ ]	[ ]	[ ]
VT Global Equity Fund	[ ]	[ ]	[ ]	[ ]	[ ]
VT Global Health Care Fund	[ ]	[ ]	[ ]	[ ]	[ ]
VT Global Utilities Fund	[ ]	[ ]	[ ]	[ ]	[ ]
VT Growth and Income Fund	[ ]	[ ]	[ ]	[ ]	[ ]
VT Growth Opportunities Fund	[ ]	[ ]	[ ]	[ ]	[ ]
VT High Yield Fund	[ ]	[ ]	[ ]	[ ]	[ ]
VT Income Fund	[ ]	[ ]	[ ]	[ ]	[ ]
VT International Equity Fund	[ ]	[ ]	[ ]	[ ]	[ ]
VT International Growth Fund	[ ]	[ ]	[ ]	[ ]	[ ]
VT International Value Fund	[ ]	[ ]	[ ]	[ ]	[ ]
VT Investors Fund	[ ]	[ ]	[ ]	[ ]	[ ]
VT Mid-Cap Value Fund	[ ]	[ ]	[ ]	[ ]	[ ]
VT Money Market Fund	[ ]	[ ]	[ ]	[ ]	[ ]
VT New Opportunities Fund	[ ]	[ ]	[ ]	[ ]	[ ]
VT Research Fund	[ ]	[ ]	[ ]	[ ]	[ ]
VT Small Cap Value Fund	[ ]	[ ]	[ ]	[ ]	[ ]
VT Vista Fund	[ ]	[ ]	[ ]	[ ]	[ ]
VT Voyager Fund	[ ]	[ ]	[ ]	[ ]	[ ]

I-33

(4) Includes additional compensation to Mr. Hill for service as Chairman of the Trustees of the Funds.

(5) Mr. Akhoury was elected to the Board of Trustees of the Putnam funds on February 12, 2009.


(6) Mr. Stephens, who retired from the Board of Trustees of the Putnam funds on March 31, 2008, was re-elected to the Board of Trustees on May 14, 2009. Upon his retirement, Mr. Stephens who became entitled to receive annual retirement benefits payments from the funds commencing on January 15, 2009. In connection with his re-election to the Board of Trustees, Mr. Stephens has agreed to suspend the balance of his retirement benefit payments for the duration of his service as a Trustee.

(7) Mr. Haldeman retired from the Board of Trustees of the Putnam funds on June 30, 2009.


Under a Retirement Plan for Trustees of the Putnam funds (the "Plan"), each Trustee who retires with at least five years of service as a Trustee of the funds is entitled to receive an annual retirement benefit equal to one-half of the average annual attendance and retainer fees paid to such Trustee for calendar years 2003, 2004 and 2005. This retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. A death benefit, also available under the Plan, ensures that the Trustee and his or her beneficiaries will receive benefit payments for the lesser of an aggregate period of (i) ten years or (ii) such Trustee's total years of service.

The Plan Administrator (currently the Board Policy and Nominating Committee) may terminate or amend the Plan at any time, but no termination or amendment will result in a reduction in the amount of benefits (i) currently being paid to a Trustee at the time of such termination or amendment, or (ii) to which a current Trustee would have been entitled had he or she retired immediately prior to such termination or amendment. The Trustees have terminated the Plan with respect to any Trustee first elected to the board after 2003.

For additional information concerning the Trustees, see "Management" in Part II of this SAI.

Share ownership


[to be updated by amendment]

At March 31, 2010, the officers and Trustees as a group owned directly no shares of the Trust or any fund thereof. As of that date, less than 1% of the value of the accumulation units with respect to any fund was attributable to the officers and Trustees of the Trust, as a group, owning variable annuity contracts or variable life insurance policies issued by the insurers listed in the following tables or by other insurers that may hold shares of a fund. Except to the extent set forth below, no person owned of record or to the knowledge of the Trust beneficially 5% or more of the shares of any fund of the Trust.


I-34

Percentage
Fund and Class	Shareholder name and address	Owned


PUTNAM VT AMERICAN GOVT INCOME IA	[ ]	[ ]

PUTNAM VT AMERICAN GOVT INCOME IB	[ ]	[ ]

PUTNAM VT AMERICAN GOVT INCOME IB	[ ]	[ ]

PUTNAM VT AMERICAN GOVT INCOME IB	[ ]	[ ]

PUTNAM VT CAPITAL OPPORTUNITIES IA	[ ]	[ ]

PUTNAM VT CAPITAL OPPORTUNITIES IA	[ ]	[ ]

PUTNAM VT CAPITAL OPPORTUNITIES IB	[ ]	[ ]

PUTNAM VT CAPITAL OPPORTUNITIES IB	[ ]	[ ]

PUTNAM VT CAPITAL OPPORTUNITIES IB	[ ]	[ ]

PUTNAM VT DIVERSIFIED INCOME IA	[ ]	[ ]

PUTNAM VT DIVERSIFIED INCOME IB	[ ]	[ ]

PUTNAM VT DIVERSIFIED INCOME IB	[ ]	[ ]

PUTNAM VT EQUITY INCOME IA	[ ]	[ ]

PUTNAM VT EQUITY INCOME IA	[ ]	[ ]

PUTNAM VT EQUITY INCOME IB	[ ]	[ ]

PUTNAM VT EQUITY INCOME IB	[ ]	[ ]

PUTNAM VT EQUITY INCOME IB	[ ]	[ ]

PUTNAM VT EQUITY INCOME IB	[ ]	[ ]

PUTNAM VT GEORGE PUTNAM IA	[ ]	[ ]

PUTNAM VT GEORGE PUTNAM IB	[ ]	[ ]

PUTNAM VT GEORGE PUTNAM IB	[ ]	[ ]

PUTNAM VT GEORGE PUTNAM IB	[ ]	[ ]

PUTNAM VT GLOBAL ASSET ALLOCATION IA	[ ]	[ ]

PUTNAM VT GLOBAL ASSET ALLOCATION IB	[ ]	[ ]

PUTNAM VT GLOBAL ASSET ALLOCATION IB	[ ]	[ ]

PUTNAM VT GLOBAL ASSET ALLOCATION IB	[ ]	[ ]

PUTNAM VT GLOBAL EQUITY IA	[ ]	[ ]

PUTNAM VT GLOBAL EQUITY IB	[ ]	[ ]

PUTNAM VT GLOBAL EQUITY IB	[ ]	[ ]

PUTNAM VT GLOBAL EQUITY IB	[ ]	[ ]

PUTNAM VT GLOBAL HEALTH CARE IA	[ ]	[ ]

PUTNAM VT GLOBAL HEALTH CARE IB	[ ]	[ ]

PUTNAM VT GLOBAL HEALTH CARE IB	[ ]	[ ]

PUTNAM VT GLOBAL HEALTH CARE IB	[ ]	[ ]

PUTNAM VT GLOBAL UTILITIES FUND IA	[ ]	[ ]

I-35

Percentage
Fund and Class	Shareholder name and address	Owned

PUTNAM VT GLOBAL UTILITIES FUND IB	[ ]	[ ]

PUTNAM VT GLOBAL UTILITIES FUND IB	[ ]	[ ]

PUTNAM VT GLOBAL UTILITIES FUND IB	[ ]	[ ]

PUTNAM VT GROWTH AND INCOME IA	[ ]	[ ]

PUTNAM VT GROWTH AND INCOME IB	[ ]	[ ]

PUTNAM VT GROWTH AND INCOME IB	[ ]	[ ]

PUTNAM VT GROWTH AND INCOME IB	[ ]	[ ]

PUTNAM VT GROWTH OPPORTUNITIES IA	[ ]	[ ]

PUTNAM VT GROWTH OPPORTUNITIES IB	[ ]	[ ]

PUTNAM VT GROWTH OPPORTUNITIES IB	[ ]	[ ]

PUTNAM VT GROWTH OPPORTUNITIES IB	[ ]	[ ]

PUTNAM VT HIGH YIELD IA	[ ]	[ ]

PUTNAM VT HIGH YIELD IA	[ ]	[ ]

PUTNAM VT HIGH YIELD IB	[ ]	[ ]

PUTNAM VT HIGH YIELD IB	[ ]	[ ]

PUTNAM VT HIGH YIELD IB	[ ]	[ ]

PUTNAM VT HIGH YIELD IB	[ ]	[ ]

PUTNAM VT HIGH YIELD IB	[ ]	[ ]

PUTNAM VT INCOME IA	[ ]	[ ]

PUTNAM VT INCOME IB	[ ]	[ ]

PUTNAM VT INCOME IB	[ ]	[ ]

PUTNAM VT INCOME IB	[ ]	[ ]

PUTNAM VT INTL VALUE IA	[ ]	[ ]

PUTNAM VT INTL VALUE IA	[ ]	[ ]

PUTNAM VT INTL VALUE IB	[ ]	[ ]

PUTNAM VT INTL VALUE IB	[ ]	[ ]

PUTNAM VT INTL VALUE IB	[ ]	[ ]

PUTNAM VT INTL VALUE IB	[ ]	[ ]

PUTNAM VT INTL GROWTH IA	[ ]	[ ]

PUTNAM VT INTL GROWTH IB	[ ]	[ ]

PUTNAM VT INTL GROWTH IB	[ ]	[ ]

PUTNAM VT INTL GROWTH IB	[ ]	[ ]

PUTNAM VT INTL EQUITY IA	[ ]	[ ]

PUTNAM VT INTL EQUITY IB	[ ]	[ ]

PUTNAM VT INTL EQUITY IB	[ ]	[ ]

PUTNAM VT INTL EQUITY IB	[ ]	[ ]

PUTNAM VT INTL EQUITY IB	[ ]	[ ]

I-36

Percentage
Fund and Class	Shareholder name and address	Owned

PUTNAM VT INVESTORS IA	[ ]	[ ]

PUTNAM VT INVESTORS IB	[ ]	[ ]

PUTNAM VT INVESTORS IB	[ ]	[ ]

PUTNAM VT MID CAP VALUE IA	[ ]	[ ]

PUTNAM VT MID CAP VALUE IA	[ ]	[ ]

PUTNAM VT MID CAP VALUE IB	[ ]	[ ]

PUTNAM VT MID CAP VALUE IB	[ ]	[ ]

PUTNAM VT MID CAP VALUE IB	[ ]	[ ]

PUTNAM VT MONEY MARKET IA	[ ]	[ ]

PUTNAM VT MONEY MARKET IB	[ ]	[ ]

PUTNAM VT MONEY MARKET IB	[ ]	[ ]

PUTNAM VT MONEY MARKET IB	[ ]	[ ]

PUTNAM VT NEW OPPORTUNITIES IA	[ ]	[ ]

PUTNAM VT NEW OPPORTUNITIES IA	[ ]	[ ]

PUTNAM VT NEW OPPORTUNITIES IB	[ ]	[ ]

PUTNAM VT NEW OPPORTUNITIES IB	[ ]	[ ]

PUTNAM VT NEW OPPORTUNITIES IB	[ ]	[ ]

PUTNAM VT RESEARCH IA	[ ]	[ ]

PUTNAM VT RESEARCH IB	[ ]	[ ]

PUTNAM VT RESEARCH IB	[ ]	[ ]

PUTNAM VT RESEARCH IB	[ ]	[ ]

PUTNAM VT SMALL CAP VALUE IA	[ ]	[ ]

PUTNAM VT SMALL CAP VALUE IB	[ ]	[ ]

PUTNAM VT SMALL CAP VALUE IB	[ ]	[ ]

PUTNAM VT SMALL CAP VALUE IB	[ ]	[ ]

PUTNAM VT VISTA IA	[ ]	[ ]

PUTNAM VT VISTA IB	[ ]	[ ]

PUTNAM VT VISTA IB	[ ]	[ ]

PUTNAM VT VISTA IB	[ ]	[ ]

PUTNAM VT VOYAGER IA	[ ]	[ ]

PUTNAM VT VOYAGER IB	[ ]	[ ]

PUTNAM VT VOYAGER IA	[ ]	[ ]

PUTNAM VT VOYAGER IB	[ ]	[ ]
PUTNAM VT VOYAGER IB	[ ]	[ ]


I-37

* Shareholder may be deemed to control the indicated fund.

The addresses for the shareholders listed above are:

(1) Allstate Life Insurance Co., 3100 Sanders Road, Northbrook, IL 60062
(2) Allstate Life of New York, 3100 Sanders Road, Northbrook, IL 60062
(3) Allstate Northbrook Life, 3100 Sanders Road, Northbrook, IL 60062
(4) CUNA Mutual Insurance Society, 2000 Heritage Way, Waverly, IA 50677
(5) Hartford Life & Annuity, 1 Griffin Rd. N., Windsor, CT 06095
(6) Hartford Life Insurance Co., 1 Griffin Rd. N., Windsor, CT 06095
(7) Hartford Life, 1 Griffin Rd. N., Windsor, CT 06095
(8) Am Gen Signature II A, 2727 Allen PKWY, Suite A, Houston, Texas 77019-2116
(9) Lincoln National Variable, Universal Life, 1300 S. Clinton St., Fort Wayne, IN 46802
(10) MetLife Investors VA/VL Acct 1, 501 Boylston St, Boston, MA 02116
(11) Principal Financial Group PFLX, 711 High St, Des Moines, IA 50392


(12) Riversource Life Insurance Company, 70100 Ameriprise Financial Center, Minneapolis, MN 55474

Distribution fees

[to be updated by amendment]

During fiscal 2009, class IB shares of the funds paid the following 12b-1 fees to Putnam Retail Management:

Putnam VT American Government Income Fund	[ ]

Putnam VT Capital Opportunities Fund	[ ]

Putnam VT Diversified Income Fund	[ ]

Putnam VT Equity Income Fund	[ ]

Putnam VT The George Putnam Fund of Boston	[ ]

Putnam VT Global Asset Allocation Fund	[ ]

Putnam VT Global Equity Fund	[ ]

Putnam VT Global Health Care Fund	[ ]

Putnam VT Global Utilities Fund	[ ]

Putnam VT Growth and Income Fund	[ ]

Putnam VT Growth Opportunities Fund	[ ]

Putnam VT High Yield Fund	[ ]

Putnam VT Income Fund	[ ]

Putnam VT International Equity Fund	[ ]

Putnam VT International Growth Fund	[ ]

Putnam VT International Value Fund	[ ]

Putnam VT Investors Fund	[ ]

Putnam VT Mid Cap Value Fund	[ ]

Putnam VT Money Market Fund	[ ]

Putnam VT New Opportunities Fund	[ ]

Putnam VT Research Fund	[ ]

Putnam VT Small Cap Value Fund	[ ]

Putnam VT Vista Fund	[ ]

Putnam VT Voyager Fund	[ ]

Investor servicing fees

[to be updated by amendment]

During the 2009 fiscal year, each fund incurred the following fees for investor servicing provided by Putnam Investor Services, Inc. and, prior to January 1, 2009, Putnam Fiduciary Trust Company.

I-38


Fund name	Investor Servicing
fees


Putnam VT American Government Income Fund	[ ]

Putnam VT Capital Opportunities Fund	[ ]

Putnam VT Diversified Income Fund	[ ]

Putnam VT Equity Income Fund	[ ]

Putnam VT The George Putnam Fund of Boston	[ ]

Putnam VT Global Asset Allocation Fund	[ ]

Putnam VT Global Equity Fund	[ ]

Putnam VT Global Health Care Fund	[ ]

Putnam VT Global Utilities Fund	[ ]

Putnam VT Growth and Income Fund	[ ]

Putnam VT Growth Opportunities Fund	[ ]

Putnam VT High Yield Fund	[ ]

Putnam VT Income Fund	[ ]

Putnam VT International Equity Fund	[ ]

Putnam VT International Growth Fund	[ ]

Putnam VT International Value Fund	[ ]

Putnam VT Investors Fund	[ ]

Putnam VT Mid Cap Value Fund	[ ]

Putnam VT Money Market Fund	[ ]

Putnam VT New Opportunities Fund	[ ]

Putnam VT Research Fund	[ ]

Putnam VT Small Cap Value Fund	[ ]

Putnam VT Vista Fund	[ ]

Putnam VT Voyager Fund	[ ]

PORTFOLIO MANAGERS

[to be updated by amendment]


Putnam VT Fund		Portfolio Manager	Dollar range owned


	[ ]	[ ]	[ ]

	[ ]	[ ]	[ ]

	[ ]	[ ]	[ ]


Each portfolio manager's ownership of a retail mutual fund similar to the Putnam Variable Trust fund managed by the portfolio manager, along with the portfolio manager's ownership of all Putnam funds, is disclosed in the prospectus of the retail mutual fund.


Other accounts managed-[to be provided by amendment]

I-39


The following table shows the number and approximate assets of other investment accounts (or portions of investment accounts) that the funds’ portfolio managers managed as of the funds’ most recent fiscal year-end. The other accounts may include accounts for which the individual was not designated as a portfolio manager. Unless noted, none of the other accounts pays a fee based on the account’s performance.

Other accounts (including
PUTNAM VT					separate accounts, managed
AMERICAN			Other accounts that pool		account programs, and single-
GOVERNMENT	Other SEC-registered open-		assets from more than one		sponsor defined contribution
INCOME FUND	end and closed-end funds		client		plan offerings)

	Number of		Number of		Number of
Portfolio Managers	accounts	Assets	accounts	Assets	accounts	Assets



Other accounts (including
PUTNAM VT					separate accounts, managed
CAPITAL			Other accounts that pool		account programs, and
OPPORTUNITIES	Other SEC-registered open-		assets from more than one		single-sponsor defined
FUND	end and closed-end funds		client		contribution plan offerings)

	Number of		Number of		Number of
Portfolio Manager	accounts	Assets	accounts	Assets	accounts	Assets



Other accounts (including
separate accounts, managed
PUTNAM VT			Other accounts that pool		account programs, and
DIVERSIFIED	Other SEC-registered open-end		assets from more than one		single-sponsor defined
INCOME FUND	and closed-end funds		client		contribution plan offerings)

Portfolio Managers	Number of		Number of		Number of
	accounts	Assets	accounts	Assets	accounts	Assets



Other accounts (including
PUTNAM VT					separate accounts, managed
EQUITY INCOME			Other accounts that pool		account programs, and single-
FUND	Other SEC-registered open-		assets from more than one		sponsor defined contribution
	end and closed-end funds		client		plan offerings)

Portfolio Manager	Number of		Number of		Number of
	accounts	Assets	accounts	Assets	accounts	Assets



I-40

Other accounts (including
separate accounts, managed
PUTNAM VT THE			Other accounts that pool		account programs, and single-
GEORGE PUTNAM	Other SEC-registered open-		assets from more than one		sponsor defined contribution
FUND OF BOSTON	end and closed-end funds		client		plan offerings)

	Number of		Number of		Number of
Portfolio Managers	accounts	Assets	accounts	Assets	accounts	Assets



Other accounts (including
PUTNAM VT					separate accounts, managed
GLOBAL ASSET			Other accounts that pool		account programs, and single-
ALLOCATION	Other SEC-registered open-		assets from more than one		sponsor defined contribution
FUND	end and closed-end funds		client		plan offerings)

	Number of		Number of		Number of
Portfolio Managers	accounts	Assets	accounts	Assets	accounts	Assets



Other accounts (including
separate accounts, managed
PUTNAM VT			Other accounts that pool		account programs, and single-
GLOBAL EQUITY	Other SEC-registered open-		assets from more than one		sponsor defined contribution
FUND	end and closed-end funds		client		plan offerings)

	Number of		Number of		Number of
Portfolio Manager	accounts	Assets	accounts	Assets	accounts	Assets



Other accounts (including
separate accounts, managed
PUTNAM VT			Other accounts that pool		account programs, and single-
GLOBAL HEALTH	Other SEC-registered open-		assets from more than one		sponsor defined contribution
CARE FUND	end and closed-end funds		client		plan offerings)

	Number of		Number of		Number of
Portfolio Managers	accounts	Assets	accounts	Assets	accounts	Assets



Other accounts (including
separate accounts, managed
PUTNAM VT			Other accounts that pool		account programs, and single-
GLOBAL UTILITIES	Other SEC-registered open-		assets from more than one		sponsor defined contribution
FUND	end and closed-end funds		client		plan offerings)

	Number		Number		Number
	of		of		of
Portfolio Manager	accounts	Assets	accounts	Assets	accounts	Assets



PUTNAM VT					Other accounts (including
GROWTH AND					separate accounts, managed

I-41

			Other accounts that pool		account programs, and single-
	Other SEC-registered open-end		assets from more than one		sponsor defined contribution
INCOME FUND	and closed-end funds		client		plan offerings)

	Number of		Number of		Number of
Portfolio Manager	accounts	Assets	accounts	Assets	accounts	Assets



Other accounts (including
PUTNAM VT					separate accounts, managed
GROWTH			Other accounts that pool		account programs, and single-
OPPORTUNITIES	Other SEC-registered open-end		assets from more than one		sponsor defined contribution
FUND	and closed-end funds		client		plan offerings)

	Number of		Number of		Number of
Portfolio Manager	accounts	Assets	accounts	Assets	accounts	Assets



Other accounts (including
separate accounts, managed
			Other accounts that pool		account programs, single-
PUTNAM VT HIGH	Other SEC-registered open-		assets from more than one		sponsor defined contribution
YIELD FUND	end and closed-end funds		client		plan offerings)

	Number of		Number of		Number of
Portfolio Managers	accounts	Assets	accounts	Assets	accounts	Assets



Other accounts (including
separate accounts, managed
			Other accounts that pool		account programs, and single-
PUTNAM VT	Other SEC-registered open-		assets from more than one		sponsor defined contribution
INCOME FUND	end and closed-end funds		client		plan offerings)

	Number of		Number of		Number of
Portfolio Managers	accounts	Assets	accounts	Assets	accounts	Assets



Other accounts (including
separate accounts, managed
PUTNAM VT			Other accounts that pool		account programs, and single-
INTERNATIONAL	Other SEC-registered open-		assets from more than one		sponsor defined contribution
EQUITY FUND	end and closed-end funds		client		plan offerings)

	Number of		Number of		Number of
Portfolio Manager	accounts	Assets	accounts	Assets	accounts	Assets


I-42

Other accounts (including
separate accounts, managed
PUTNAM VT			Other accounts that pool		account programs, and single-
INTERNATIONAL	Other SEC-registered open-		assets from more than one		sponsor defined contribution
GROWTH FUND	end and closed-end funds		client		plan offerings)

	Number of		Number of		Number of
Portfolio Manager	accounts	Assets	accounts	Assets	accounts	Assets

Other accounts (including
separate accounts, managed
PUTNAM VT			Other accounts that pool		account programs, and single-
INTERNATIONAL	Other SEC-registered open-end		assets from more than one		sponsor defined contribution
VALUE FUND	and closed-end funds		client		plan offerings)

	Number of		Number of		Number of
	accounts		accounts		accounts
Portfolio Manager		Assets		Assets		Assets


Other accounts (including
separate accounts, managed
			Other accounts that pool		account programs, and single-
PUTNAM VT	Other SEC-registered open-end		assets from more than one		sponsor defined contribution
INVESTORS FUND	and closed-end funds		client		plan offerings)

	Number of		Number of		Number of
Portfolio Manager	accounts	Assets	accounts	Assets	accounts	Assets



Other accounts (including separate
accounts, managed account
			Other accounts that pool		programs, and single-sponsor
PUTNAM VT MID	Other SEC-registered open-		assets from more than one		defined contribution plan
CAP VALUE FUND	end and closed-end funds		client		offerings)

	Number of		Number of		Number of
Portfolio Manager	accounts	Assets	accounts	Assets	accounts	Assets



Other accounts (including separate
accounts, managed account
PUTNAM VT NEW			Other accounts that pool		programs, and single-sponsor
OPPORTUNITIES	Other SEC-registered open-		assets from more than one		defined contribution plan
FUND	end and closed-end funds		client		offerings)

	Number of		Number of		Number of
Portfolio Manager	accounts	Assets	accounts	Assets	accounts	Assets



I-43

Other accounts (including
separate accounts, managed
			Other accounts that pool		account programs, and single-
PUTNAM VT	Other SEC-registered open-end		assets from more than one		sponsor defined contribution
RESEARCH FUND	and closed-end funds		client		plan offerings)

	Number of		Number of		Number of
Portfolio Manager	accounts	Assets	accounts	Assets	accounts	Assets



Other accounts (including
separate accounts, managed
PUTNAM VT			Other accounts that pool		account programs, and single-
SMALL CAP	Other SEC-registered open-end		assets from more than one		sponsor defined contribution
VALUE FUND	and closed-end funds		client		plan offerings)

	Number of		Number of		Number of
Portfolio Managers	accounts	Assets	accounts	Assets	accounts	Assets



Other accounts (including
separate accounts, managed
			Other accounts that pool		account programs, and single-
PUTNAM VT	Other SEC-registered open-end		assets from more than one		sponsor defined contribution
VISTA FUND	and closed-end funds		client		plan offerings)

	Number of		Number of		Number of
Portfolio Manager	accounts	Assets	accounts	Assets	accounts	Assets



Other accounts (including
separate accounts, managed
			Other accounts that pool		account programs, and single-
PUTNAM VT	Other SEC-registered open-end		assets from more than one		sponsor defined contribution
VOYAGER FUND	and closed-end funds		client		plan offerings)

	Number of		Number of		Number of
Portfolio Manager	accounts	Assets	accounts	Assets	accounts	Assets



See “Management—Portfolio Transactions—Potential conflicts of interest in managing multiple accounts” in Part II of this SAI for information on how Putnam Management addresses potential conflicts of interest resulting from an individual’s management of more than one account.


For all funds except Putnam VT Global Health Care Fund and Putnam VT Global Utilities Fund.
Compensation of portfolio managers. Putnam’s goal for our products and investors is to deliver top quartile or better performance over a rolling 3 year period versus peers on a pre tax basis. Each portfolio manager is assigned an industry competitive incentive compensation target for achieving this goal. The

I-44

target is based in part on the type and amount of assets the individual manages. The target increases or decreases depending on whether the portfolio manager’s performance is higher or lower than the top quartile, subject to a maximum increase of 50%, for a portfolio manager who outperforms at least 90% of his or her peer group, and a maximum decrease of 100%, for a portfolio manager who outperforms less than 25% of his or her peer group. For example, the target of a portfolio manager who outperforms 50% of his or her peer group would decrease 50%. Investment performance of a portfolio manager is asset-weighted across the products he or she manages. The period over which performance is measured is the lesser of three years or the length of time which the portfolio manager has managed the fund.


I-45

Actual incentive compensation may be greater or less than a portfolio manager’s target, as it takes into consideration team/group performance, qualitative performance factors and other considerations in Putnam’s discretion. Incentive compensation includes a cash bonus and may also include grants of restricted stock or options. In addition to incentive compensation, portfolio managers receive fixed annual salaries typically based on level of responsibility and experience. Putnam compares each fund’s performance against the following Lipper peer groups, each of which is in the Lipper VP (Underlying Funds) Category:

FUNDS	LIPPER VP (Underlying Funds)
Category

Putnam VT American Government	General U.S.
Income Fund	Government Funds

Putnam VT Capital Opportunities Fund	Small-Cap Core Funds

Putnam VT Diversified Income Fund	General Bond Funds

Putnam VT Equity Income Fund	Equity Income Funds

Putnam VT The George Putnam Fund	Balanced Funds
of Boston

Putnam VT Global Asset Allocation Fund	Mixed-Asset Target
Allocation Growth Funds

Putnam VT Global Equity Fund	Global Core Funds

Putnam VT Growth and Income Fund	Large-Cap Value Funds

Putnam VT Growth Opportunities Fund	Large-Cap Growth Funds

Putnam VT High Yield Fund	High Current Yield Funds

Putnam VT Income Fund	Corporate Debt Funds A-Rated

Putnam VT International Equity Fund	International Core Funds

Putnam VT International Growth Fund	International Growth Funds

Putnam VT International Value Fund	International Value Funds

Putnam VT Investors Fund	Large-Cap Core Funds

Putnam VT Mid Cap Value Fund	Mid-Cap Value Funds

Putnam VT Money Market Fund	Money Market Funds

Putnam VT New Opportunities Fund	Multi-Cap Growth Funds

I-46

Putnam VT Research Fund	Large-Cap Core Funds

Putnam VT Small Cap Value Fund	Small-Cap Value Funds

Putnam VT Vista Fund	Mid-Cap Growth Funds

Putnam VT Voyager Fund	Large-Cap Growth Funds

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For Putnam VT Global Health Care Fund and Putnam VT Global Utilities Fund. Compensation of portfolio managers. Putnam’s goal for these funds and its investors is to exceed the performance of each fund’s benchmark over a rolling 3-year period on a pre-tax basis. The benchmark for each fund is the appropriate MSCI benchmark for sector funds. Each portfolio manager is assigned an industry competitive incentive compensation target for achieving this goal. The target is based in part on the type and amount of assets the individual manages. The target increases or decreases depending on the portfolio manager’s performance relative to the benchmark. Investment performance of a portfolio manager is asset-weighted across the products he or she manages. The period over which performance is measured is the lesser of three years or the length of time which the portfolio manager has managed the fund.

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Actual incentive compensation may be greater or less than a portfolio manager’s target, as it takes into consideration team/group performance, qualitative performance factors and other considerations in Putnam’s discretion. Incentive compensation includes a cash bonus and may also include grants of restricted stock or options. In addition to incentive compensation, portfolio managers receive fixed annual salaries typically based on level of responsibility and experience. Putnam compares each fund’s performance against the following benchmarks:

FUNDS	BENCHMARK

Putnam VT Global Health Care Fund	MSCI World Health Care Index

Putnam VT Global Utilities Fund	MSCI World Utilities Index

OWNERSHIP OF SECURITIES

As of December 31, 2009, except as noted below, none of the portfolio managers identified in the prospectus beneficially owned equity securities in the funds of the Trust that he or she managed. The funds are offered only to separate accounts of insurance companies. Individual investors may not invest in the funds directly, but only through purchasing variable annuity contracts or variable life insurance policies that include the funds as investment options.

[to be updated by amendment]

Putnam VT Fund	Portfolio Manager	Dollar range owned

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS

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PricewaterhouseCoopers LLP, 125 High Street, Boston, Massachusetts 02110, is the Trust's independent registered public accounting firm providing audit services, tax return review and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The Report of Independent Registered Public Accounting Firm, financial highlights and financial statements included in the Trust's Annual Report for the fiscal year ended December 31, 2009, filed electronically on February [ ___], 2010 (File No. 811-05346), are incorporated by reference into this SAI. The financial highlights included in the prospectuses and incorporated by reference into this SAI and the financial statements incorporated by reference into the prospectus and this SAI have been so included and incorporated in reliance upon the report of the independent registered public accounting firm, given on their authority as experts in auditing and accounting.

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PUTNAM VARIABLE TRUST
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
PART II

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DISTRIBUTION PLAN

The Trust has adopted a distribution plan with respect to class IB shares, the principal features of which are described in the prospectus. This SAI contains additional information which may be of interest to investors.

Continuance of the plan is subject to annual approval by a vote of the Trustees, including a majority of the Trustees who are not interested persons of a fund and who have no direct or indirect interest in the plan or related arrangements (the “Qualified Trustees”), cast in person at a meeting called for that purpose. All material amendments to the plan must be likewise approved by the Trustees and the Qualified Trustees. The plan may not be amended in order to increase materially the costs which a fund may bear for distribution pursuant to such plan without also being approved by a majority of the outstanding voting securities of a fund or relevant class of the fund, as the case may be. The plan terminates automatically in the event of its assignment and may be terminated without penalty, at any time, by a vote of a majority of the Qualified Trustees or by a vote of a majority of the outstanding voting securities of the fund or the relevant class of the fund, as the case may be.

Putnam Retail Management pays service fees to insurance companies and their affiliated dealers at the rates set forth in the Prospectus. Service fees are paid quarterly (or in certain cases monthly) to the insurance company or dealer of record for that quarter.

Financial institutions receiving payments from Putnam Retail Management may be required to comply with various state and federal regulatory requirements, including among others those regulating the activities of insurance companies and securities brokers or dealers.

Except as otherwise agreed between Putnam Retail Management and a dealer, for purposes of determining the amounts payable to insurance companies or their affiliates, "average net asset value" means the product of (i) the average daily share balance in such account(s) and (ii) the average daily net asset value of the relevant class of shares over the quarter.

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MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS

As noted in the prospectus, in addition to the main investment strategies and the principal risks described in the prospectus, the Trust may employ other investment practices and may be subject to other risks, which are described below. Because the following is a combined description of investment strategies of all of the Putnam funds, certain matters described herein may not apply to your fund. Unless a strategy or policy described below is specifically prohibited or limited by the investment restrictions discussed in the fund’s prospectus or in this SAI, or by applicable law, the funds may engage in each of the practices described below without limit. This section contains information on the investments and investment practices listed below. With respect to funds for which Putnam Investments Limited (“PIL”) and/or The Putnam Advisory Company, LLC (“PAC”) serves as sub-investment manager (as described in the fund’s prospectus), references to Putnam Investment Management, LLC (“Putnam Management”) in this section include PIL and/or PAC, as appropriate.

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Alternative Investment Strategies	Mortgage-backed and Asset-backed Securities

Bank Loans	Options on Securities

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Borrowing and Other Forms of Leverage	Preferred Stocks and Convertible Securities

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Derivatives	Private Placements and Restricted Securities

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Exchange-Traded Notes	Real Estate Investment Trusts (REITs)

Floating Rate and Variable Rate Demand Notes	Redeemable Securities

Foreign Currency Transactions	Repurchase Agreements

Foreign Investments and Related Risks	Securities Loans

Forward Commitments and Dollar Rolls	Securities of Other Investment Companies

Futures Contracts and Related Options	Short Sales

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Hybrid Instruments	Short-term Trading

Industry and Sector Groups	Special Purpose Acquisition Companies

Inflation-Protected Securities	Structured investments

Initial Public Offerings (IPOs)	Swap Agreements

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Inverse Floaters	Warrants

Lower-rated Securities	Zero-coupon and Payment-in-kind Bonds

Money Market Instruments

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Alternative Investment Strategies

Under normal market conditions, the fund seeks to remain fully invested and to minimize its cash holdings. However, at times, Putnam Management may judge that market conditions may make pursuing a fund's investment strategies inconsistent with the best interests of its shareholders. Putnam Management then may temporarily use alternative strategies that are mainly designed to limit the fund's losses. In implementing these strategies, the fund may invest primarily in, among other things, debt securities, preferred stocks, U.S. Government and agency obligations, cash or money market instruments (including, to the extent permitted by law or applicable exemptive relief, money market funds), or any other securities Putnam Management considers consistent with such defensive strategies.

Bank Loans

The fund may invest in bank loans. By purchasing a loan, the fund acquires some or all of the interest of a bank or other lending institution in a loan to a particular borrower. The fund may act as part of a lending syndicate, and in such cases would be purchasing a “participation” in the loan. The fund may also purchase loans by assignment from another lender. Many loans are secured by the assets of the borrower, and most impose restrictive covenants which must be met by the borrower. These loans are typically made by a syndicate of banks, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate, and for enforcing its and their other rights against the borrower. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan.

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The fund’s ability to receive payments of principal and interest and other amounts in connection with loan participations held by it will depend primarily on the financial condition of the borrower (and, in some cases, the lending institution from which it purchases the loan). The value of collateral, if any, securing a loan can decline, or may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the fund’s access to collateral may be limited by bankruptcy or other insolvency laws. The failure by the fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the fund and would likely reduce the value of its assets, which would be reflected in a reduction in the fund's net asset value. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or participating in a lending syndicate. In selecting the loans in which the fund will invest, however, Putnam Management will not rely solely on that credit analysis, but will perform its own investment analysis of the borrowers. Putnam Management's analysis may include consideration of the borrower's financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. Putnam Management will generally not have access to non-public information to which other investors in syndicated loans may have access. Because loans in which the fund may invest are not generally rated by independent credit rating agencies, a decision by the fund to invest in a particular loan will depend almost exclusively on Putnam Management's, and the original lending institution's, credit analysis of the borrower. Investments in loans may be of any quality, including “distressed” loans, and will be subject to the fund’s credit quality policy. The loans in which the fund may invest include those that pay fixed rates of interest and those that pay floating rates – i.e., rates that adjust periodically based on a known lending rate, such as a bank’s prime rate.

Loans may be structured in different forms, including novations, assignments and participating interests. In a novation, the fund assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. The fund assumes the position of a co-lender with other syndicate members. As an alternative, the fund may purchase an assignment of a portion of a lender's interest in a loan. In this case, the fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank's rights in the loan. The fund may also purchase a participating interest in a portion of the rights of a lending institution in a loan. In such case, it will be entitled to receive payments of principal, interest and premium, if any, but will not generally be entitled to enforce its rights directly against the agent bank or the borrower, and must rely for that purpose on the lending institution. The fund may also acquire a loan interest directly by acting as a member of the original lending syndicate.

The fund will in many cases be required to rely upon the lending institution from which it purchases the loan to collect and pass on to the fund such payments and to enforce the fund's rights under the loan. As a result, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent the fund from receiving principal, interest and other amounts with respect to the underlying loan. When the fund is required to rely upon a lending institution to pay to the fund principal, interest and other amounts received by it, Putnam Management will also evaluate the creditworthiness of the lending institution.

The borrower of a loan in which the fund holds an interest may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that the fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan.

Corporate loans in which the fund may invest are generally made to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. A significant portion of the corporate loans purchased by the fund may represent interests in loans made to finance highly leveraged corporate acquisitions, known as "leveraged buy-out" transactions, leveraged recapitalization loans and other types of acquisition financing. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions. In addition, loans generally are subject to restrictions on transfer, and only limited opportunities may exist to sell such participations in secondary markets. As a result, the fund may be unable to sell loans at a time when it may

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otherwise be desirable to do so or may be able to sell them only at a price that is less than their fair market value. The fund may hold investments in loans for a very short period of time when opportunities to resell the investments that Putnam Management believes are attractive arise.

Certain of the loans acquired by the fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan participation. To the extent that the fund is committed to make additional loans under such a participation, it will at all times set aside on its books liquid assets in an amount sufficient to meet such commitments. Certain of the loan participations acquired by the fund may also involve loans made in foreign (i.e., non-U.S.) currencies. The fund's investment in such participations would involve the risks of currency fluctuations described above with respect to investments in the foreign securities.

With respect to its management of investments in bank loans, Putnam Management will normally seek to avoid receiving material, non-public information (“Confidential Information”) about the issuers of bank loans being considered for acquisition by the fund or held in the fund’s portfolio. In many instances, borrowers may offer to furnish Confidential Information to prospective investors, and to holders, of the issuer’s loans. Putnam Management’s decision not to receive Confidential Information may place Putnam Management at a disadvantage relative to other investors in loans (which could have an adverse effect on the price the fund pays or receives when buying or selling loans). Also, in instances where holders of loans are asked to grant amendments, waivers or consent, Putnam Management’s ability to assess their significance or desirability may be adversely affected. For these and other reasons, it is possible that Putnam Management’s decision not to receive Confidential Information under normal circumstances could adversely affect the fund’s investment performance.

Notwithstanding its intention generally not to receive material, non-public information with respect to its management of investments in loans, Putnam Management may from time to time come into possession of material, non-public information about the issuers of loans that may be held in the fund’s portfolio. Possession of such information may in some instances occur despite Putnam Management’s efforts to avoid such possession, but in other instances Putnam Management may choose to receive such information (for example, in connection with participation in a creditors’ committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, Putnam Management's ability to trade in these loans for the account of the fund could potentially be limited by its possession of such information. Such limitations on Putnam Management's ability to trade could have an adverse effect on the fund by, for example, preventing the fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

In some instances, other accounts managed by Putnam Management or an affiliate may hold other securities issued by borrowers whose loans may be held in the fund’s portfolio. These other securities may include, for example, debt securities that are subordinate to the loans held in the fund’s portfolio, convertible debt or common or preferred equity securities. In certain circumstances, such as if the credit quality of the issuer deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the issuer’s loans. In such cases, Putnam Management may owe conflicting fiduciary duties to the fund and other client accounts. Putnam Management will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if Putnam Management's client accounts collectively held only a single category of the issuer’s securities.

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Borrowing and Other Forms of Leverage

The fund may borrow money to the extent permitted by its investment policies and restrictions and applicable law. When the fund borrows money or otherwise leverages its portfolio, the value of an investment in the fund will be more volatile and other investment risks will tend to be compounded. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the fund’s holdings. In addition to borrowing money from banks, the fund may engage in certain other investment transactions that may be viewed as forms of financial leverage – for example, using dollar rolls, investing collateral from loans of portfolio securities, entering into when-issued, delayed-delivery or forward commitment transactions or using derivatives such as swaps, futures, forwards, and options. Because the fund either (1) sets aside cash (or other assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees) on its books in respect of such transactions during the period in which the transactions are open or (2) otherwise “covers” its obligations under the transactions, such as by holding offsetting investments, the fund does not consider these transactions to be borrowings for purposes of its investment restrictions or “senior securities” for purposes of the 1940 Act. In some cases (e.g., with respect to futures and forwards that are contractually required to “cash-settle”), the fund is permitted under relevant guidance from the SEC or SEC staff to set aside assets with respect to an investment transaction in the amount of its net (marked-to-market) obligations thereunder, rather than the full notional amount of the transaction. By setting aside assets equal only to its net obligations, the fund will have the ability to employ leverage to a greater extent than if it set aside assets equal to the notional amount of the transaction, which may increase the risk associated with such investments.

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Derivatives

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Certain of the instruments in which the fund may invest, such as futures contracts, options, hybrid instruments, forward contracts, swap agreements and structured investments, are considered to be "derivatives." Derivatives are financial instruments whose value depends upon, or is derived from, the value or other attributes of an underlying asset, such as a security or an index. Further information about these instruments and the risks involved in their use is included elsewhere in the prospectus and in this SAI. The fund’s use of derivatives may cause the fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment. The fund’s use of certain derivatives may in some cases involve forms of financial leverage, which involves risk and may increase the volatility of the fund’s net asset value. See “Borrowing and Other Forms of Leverage”. In its use of derivatives, the fund may take both long positions (the values of which move in the same direction as the prices of the underlying investments, pools of investments, indexes or currencies), and short positions (the values of which move in the opposite direction from the prices of the underlying investments, pools of investments indexes or currencies).

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Short positions may involve greater risks than long positions, as the risk of loss may be theoretically unlimited (unlike a long position, in which the risk of loss may be limited to the amount invested). The fund may use derivatives that combine “long” and “short” positions in order to capture the difference between underlying investments, pools of investments, indices or currencies.

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Exchange Traded Notes

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The fund may invest in exchange traded notes (“ETNs”). ETNs are typically senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market index less applicable fees and expenses. ETNs are listed on an exchange and traded in the secondary market. The fund may hold the ETN until maturity, at which time the issuer is obligated to pay a return linked to the performance of the relevant market index. ETNs do not make periodic interest payments and principal is not protected.

The market value of an ETN may be influenced by, among other things, time to maturity, level of supply and demand of the ETN, volatility and lack of liquidity in the underlying assets, changes in the applicable interest rates, the current performance of the market index to which the ETN is linked, and the credit rating of the ETN issuer. The market value of an ETN may differ from the performance of the applicable market index and there may be times when an ETN trades at a premium or discount. This difference in price may be due to the fact that the supply and demand in the market for ETNs at any point in time is not always identical to the supply and demand in the market for the securities underlying the market index that the ETN seeks to track. A change in the issuer’s credit rating may also impact the value of an ETN despite the underlying market index remaining unchanged. ETNs are also subject to tax risk. No assurance can be given that the Internal Revenue Service (the “IRS”) will accept, or a court will uphold, how the fund characterizes and treats ETNs for tax purposes.

An ETN that is tied to a specific market index may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market index. ETNs also incur certain expenses not incurred by their applicable market index, and the fund would bear a proportionate share of any fees and expenses borne by the ETN in which it invests.

The fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing and there can be no assurance that a secondary market will exist for an ETN. Some ETNs that use leverage in an effort to amplify the returns of an underlying market index can, at times, be relatively illiquid and may therefore be difficult to purchase or sell at a fair price. Leveraged ETNs may offer the potential for greater return, but the potential for loss and speed at which losses can be realized also are greater.

ETNs are generally similar to structured investments and hybrid instruments. For discussion of these investments and the risks generally associated with them, see “Hybrid Instruments” and “Structured Investments” in this SAI.

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Floating Rate and Variable Rate Demand Notes

The fund may purchase taxable or tax-exempt floating rate and variable rate demand notes for short-term cash management or other investment purposes. Floating rate and variable rate demand notes and bonds may have a stated maturity in excess of one year, but may have features that permit a holder to demand payment of principal plus accrued interest upon a specified number of days notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The issuer has a corresponding right, after a given period, to prepay in its discretion the outstanding principal of the obligation plus accrued interest upon a specific number of days notice to the holders. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank's prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable rate demand note is reset at specified intervals at a market rate.

Foreign Currency Transactions

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To manage its exposure to foreign currencies, the fund may engage in foreign currency exchange transactions, including purchasing and selling foreign currency, foreign currency options, foreign currency forward contracts and foreign currency futures contracts and related options. In addition, the fund may engage in these transactions for the purpose of increasing its return. Foreign currency transactions involve costs, and, if unsuccessful, may reduce the fund’s return.

Generally, the fund may engage in both "transaction hedging" and "position hedging." The fund may also engage in foreign currency transactions for non-hedging purposes, subject to applicable law. When it engages in transaction hedging, the fund enters into foreign currency transactions with respect to specific receivables or payables, generally arising in connection with the purchase or sale of portfolio securities. The fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the fund will attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is earned, and the date on which such payments are made or received. The fund may also engage in position hedging to protect against a decline in the value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of the currency in which securities the fund intends to buy are denominated or quoted).

The fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency or for other hedging or non-hedging purposes. If conditions warrant, for hedging or non-hedging purposes, the fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts. The fund may also purchase or sell exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.

A foreign currency futures contract is a standardized exchange-traded contract for the future delivery of a specified amount of a foreign currency at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the Commodity Futures Trading Commission (the “CFTC”), such as the New York Mercantile Exchange, and have margin requirements.

A foreign currency forward contract is a negotiated agreement to exchange currency at a future time, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. The contract price may be higher or lower than the current spot rate. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amount agreed upon by the parties rather than predetermined amounts. In addition, forward contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers, so that no intermediary is required. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

At the maturity of a forward or futures contract, the fund either may accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts may be effected only on a commodities exchange or board of trade which provides a secondary market in such contracts; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

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Although the fund intends to purchase or sell foreign currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the fund would continue to be required to make daily cash payments of variation margin.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the fund is obligated to deliver and a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the fund is obligated to deliver.

As noted above, the fund may purchase or sell exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives the fund the right to assume a short position in the futures contract until the expiration of the option. A put option on a currency gives the fund the right to sell the currency at an exercise price until the expiration of the option. A call option on a futures contract gives the fund the right to assume a long position in the futures contract until the expiration of the option. A call option on a currency gives the fund the right to purchase the currency at the exercise price until the expiration of the option.

Foreign currency options are traded primarily in the over-the-counter market, although options on foreign currencies are also listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the euro, the joint currency of most countries in the European Union.

The fund will only purchase or write foreign currency options when Putnam Management believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies may be affected by all of those factors which influence foreign exchange rates and investments generally.

The fund's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are then denominated. Putnam Management will engage in such "cross hedging" activities when it believes that such transactions provide significant hedging opportunities for the fund. Cross hedging transactions by the fund involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability which is the subject of the hedge.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that the fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they involve costs to the fund and tend to limit any potential gain which might result from the increase in value of such currency.

The fund may also engage in non-hedging currency transactions. For example, Putnam Management may believe that exposure to a currency is in the fund's best interest but that securities denominated in that currency are unattractive. In this situation, the fund may purchase a currency forward contract or option in order to increase its exposure to the currency. In accordance with SEC regulations, the fund will set aside liquid assets on its books to cover forward contracts used for non-hedging purposes.

In addition, the fund may seek to increase its current return or to offset some of the costs of hedging against fluctuations in current exchange rates by writing covered call options and covered put options on foreign

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currencies. The fund receives a premium from writing a call or put option, which increases the fund's current return if the option expires unexercised or is closed out at a net profit. The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.

The value of any currency, including U.S. dollars and foreign currencies, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of foreign currencies (and therefore the values of foreign currency options, forward contracts and futures contracts) may be affected significantly, fixed, or supported directly or indirectly by U.S. and foreign government actions. Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces.

The value of a foreign currency option, forward contract or futures contract reflects the value of an exchange rate, which in turn reflects relative values of two currencies -- the U.S. dollar and the foreign currency in question. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the “spread”) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of foreign currency options, forward contracts and futures contracts, investors may be disadvantaged by having to deal in an odd-lot market for the underlying foreign currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of foreign currencies.

There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

The decision as to whether and to what extent the fund will engage in foreign currency exchange transactions will depend on a number of factors, including prevailing market conditions, the composition of the fund's portfolio and the availability of suitable transactions. Accordingly, there can be no assurance that the fund will engage in foreign currency exchange transactions at any given time or from time to time.

Foreign Investments and Related Risks

Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the fund's foreign investments and the value of its shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. In addition, the fund is required to compute and distribute its income in U.S. dollars. Therefore, if the exchange rate for a foreign currency declines after a fund's income has been earned and translated into U.S. dollars (but before payment), the fund could be required to liquidate portfolio securities to make such distributions. Similarly, if an exchange rate declines between the time a fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in any such currency of such expenses at the time they were incurred.

There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers may not be subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. In addition, there may be less (or less effective) regulation of exchanges, brokers and listed companies in some foreign countries. The securities of some foreign issuers are less liquid and at

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times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions, custodial expenses and other fees are also generally higher than in the United States.

Foreign settlement procedures and trade regulations may be more complex and involve certain risks (such as delay in payment or delivery of securities or in the recovery of the fund's assets held abroad) and expenses not present in the settlement of investments in U.S. markets. For example, settlement of transactions involving foreign securities or foreign currencies (see below) may occur within a foreign country, and the fund may accept or make delivery of the underlying securities or currency in conformity with any applicable U.S. or foreign restrictions or regulations, and may pay fees, taxes or charges associated with such delivery. Such investments may also involve the risk that an entity involved in the settlement may not meet its obligations.

In addition, foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls, foreign withholding taxes or restrictions on the repatriation of foreign currency, confiscatory taxation, political, social or financial instability and diplomatic developments which could affect the value of the fund's investments in certain foreign countries. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply.

Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit the fund's ability to invest in securities of certain issuers organized under the laws of those foreign countries.

The risks described above, including the risks of nationalization or expropriation of assets, typically are increased in connection with investments in developing countries, also known as "emerging markets." For example, political and economic structures in these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. High rates of inflation or currency devaluations may adversely affect the economies and securities markets of such countries. Investments in emerging markets may be considered speculative.

The currencies of certain emerging market countries have experienced devaluations relative to the U.S. dollar, and future devaluations may adversely affect the value of assets denominated in such currencies. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation or deflation for many years, and future inflation may adversely affect the economies and securities markets of such countries.

In addition, unanticipated political or social developments may affect the value of investments in emerging markets and the availability of additional investments in these markets. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make investments in securities traded in emerging markets illiquid and more volatile than investments in securities traded in more developed countries, and the fund may be required to establish special custodial or other arrangements before making investments in securities traded in emerging markets. There may be little financial or accounting information available with respect to issuers of emerging market securities, and it may be difficult as a result to assess the value or prospects of an investment in such securities.

American Depository Receipts (“ADRs”) as well as other “hybrid” forms of ADRs, including European Depository Receipts (“EDRs”) and Global Depository Receipts (“GDRs”), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the

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underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing in foreign securities.

Certain of the foregoing risks may also apply to some extent to securities of U.S. issuers that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. issuers having significant foreign operations.

Forward Commitments and Dollar Rolls

The fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if the fund sets aside on its books liquid assets in an amount sufficient to meet the purchase price, or if the fund enters into offsetting contracts for the forward sale of other securities it owns. In the case of to-be-announced ("TBA") purchase commitments, the unit price and the estimated principal amount are established when the fund enters into a contract, with the actual principal amount being within a specified range of the estimate. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Where such purchases are made through dealers, the fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the fund of an advantageous yield or price. Although the fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so. The fund may realize short-term profits or losses upon the sale of forward commitments.

The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the fund delivers securities under the commitment, the fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

The fund may enter into dollar roll transactions (generally using TBAs) in which it sells a fixed income security for delivery in the current month and simultaneously contracts to purchase similar securities (for example, same type, coupon and maturity) at an agreed upon future time. By engaging in a dollar roll transaction, the fund foregoes principal and interest paid on the security that is sold, but receives the difference between the current sales price and the forward price for the future purchase. The fund would also be able to earn interest on the proceeds of the sale before they are reinvested. The fund accounts for dollar rolls as purchases and sales. Because cash (or other assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees) in the amount of the fund’s commitment under a dollar roll is set aside on the fund’s books, the fund does not consider these transactions to be borrowings for purposes of its investment restrictions.

The obligation to purchase securities on a specified future date involves the risk that the market value of the securities that the fund is obligated to purchase may decline below the purchase price. In addition, in the event the other party to the transaction files for bankruptcy, becomes insolvent or defaults on its obligation, the fund may be adversely affected.

Futures Contracts and Related Options

Subject to applicable law, the fund may invest without limit in futures contracts and related options for hedging

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and non-hedging purposes, such as to manage the effective duration of the fund's portfolio or as a substitute for direct investment. A financial futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to take delivery of the type of financial instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Futures contracts are traded in the United States only on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading by the CFTC, and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market. Examples of futures contracts that the fund may use (which may include single-security futures) include, without limitation, U.S. Treasury security futures, index futures, corporate or municipal bond futures, Government National Mortgage Association certificate futures, interest rate swap futures, and Eurodollar futures. In addition, as described elsewhere in this SAI, the fund may use foreign currency futures.

Although futures contracts (other than index futures and futures based on the volatility or variance experienced by an index) by their terms call for actual delivery or acceptance of commodities or securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Index futures and futures based on the volatility or variance experienced by an index do not call for actual delivery or acceptance of commodities or securities, but instead require cash settlement of the futures contract on the settlement date specified in the contract. Such contracts may also be closed out before the settlement date. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. If the fund is unable to enter into a closing transaction, the amount of the fund's potential loss is unlimited. The closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, he realizes a loss.

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of a futures contract. Instead, upon entering into a contract, the fund is required to deliver to the futures broker an amount of liquid assets. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds to finance the transactions. Rather, initial margin is similar to a performance bond or good faith deposit which is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin" or "maintenance margin," to and from the broker are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." For example, when the fund has purchased a futures contract on a security and the price of the underlying security has risen, that position will have increased in value and the fund will receive from the broker a variation margin payment based on that increase in value. Conversely, when the fund has purchased a security futures contract and the price of the underlying security has declined, the position would be less valuable and the fund would be required to make a variation margin payment to the broker.

The fund may elect to close some or all of its futures positions at any time prior to their expiration in order to reduce or eliminate a position then currently held by the fund. The fund may close its positions by taking opposite positions which will operate to terminate the fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the fund, and the fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

The fund does not intend to purchase or sell futures or related options for other than hedging purposes, if, as a

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result, the sum of the initial margin deposits on the fund's existing futures and related options positions and premiums paid for outstanding options on futures contracts would exceed 5% of the fund's net assets.

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The fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (the CEA), and therefore, is not subject to registration or regulation as a pool operator under the CEA.

Index futures. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The fund may also purchase and sell options on index futures contracts.

For example, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500") is composed of 500 selected U.S. common stocks. The S&P 500 assigns relative weightings to the common stocks included in the Index, and the value fluctuates with changes in the market values of those common stocks. In the case of the S&P 500, contracts are currently to buy or sell 250 units. Thus, if the value of the S&P 500 were $150, one contract would be worth $37,500 (250 units x $150). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the fund enters into a futures contract to buy 250 units of the S&P 500 at a specified future date at a contract price of $150 and the S&P 500 is at $154 on that future date, the fund will gain $1,000 (250 units x gain of $4). If the fund enters into a futures contract to sell 250 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 is at $152 on that future date, the fund will lose $500 (250 units x loss of $2).

Options on futures contracts. The fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. In return for the premium paid, options on futures contracts give the purchaser the right to assume a position in a futures contract at the specified option exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the future. If an option is exercised on the last trading day prior to its expiration date, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the underlying asset on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The fund may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or indices or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, the fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, the fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the fund expects to purchase. Such options generally operate in the same manner, and involve the same risks, as options purchased or written directly on the underlying investments. In addition, the fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above in connection with the discussion of futures contracts. The writing of an option on a futures contract involves risks similar to those relating to the sale of futures contracts.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts generally involves less potential risk to the fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the fund when the purchase or sale of a futures contract

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would not, such as when there is no movement in the prices of the hedged investments.

As an alternative to purchasing call and put options on index futures, the fund may purchase and sell call and put options on the underlying indices themselves. Such options would be used in a manner identical to the use of options on index futures.

Risks of transactions in futures contracts and related options. Successful use of futures contracts by the fund is subject to Putnam Management's ability to predict movements in various factors affecting securities markets, including interest rates and market movements, and, in the case of index futures and futures based on the volatility or variance experienced by an index, Putnam Management’s ability to predict the future level of the index or the future volatility or variance experienced by an index. For example, it is possible that, where the fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the fund's portfolio may decline. If this occurred, the fund would lose money on the futures and also experience a decline in value in its portfolio securities. It is also possible that, if the fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the fund will lose part or all of the benefit of the increased value of those securities it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it is disadvantageous to do so.

The use of options and futures strategies also involves the risk of imperfect correlation among movements in the prices of the securities or other assets underlying the futures and options purchased and sold by the fund, of the options and futures contracts themselves, and, in the case of hedging transactions, of the securities which are the subject of a hedge. In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures used by the fund and the portion of the portfolio being hedged, the prices of futures may not correlate perfectly with movements in the underlying asset due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the underlying asset and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market does. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the underlying asset and movements in the prices of related futures, even a correct forecast of general market trends by Putnam Management may still not result in a profitable position.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a position held by the fund, the fund may seek to close out such position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract or option. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange for such contracts or options (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange

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that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Hybrid Instruments

These instruments are generally considered derivatives and include indexed or structured securities, and combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument. A hybrid instrument may be a debt security, preferred stock, warrant, convertible security, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles or commodities (collectively, “underlying assets”), or by another objective index, economic factor or other measure, including interest rates, currency exchange rates, or commodities or securities indices (collectively, “benchmarks”). Hybrid instruments may take a number of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of an index at a future time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies. An investment in a hybrid instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular hybrid instrument will depend upon the terms of the instrument, but may include the possibility of significant changes in the benchmark(s) or the prices of the underlying assets to which the instrument is linked. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, which may not be foreseen by the purchaser, such as economic and political events, the supply and demand of the underlying assets and interest rate movements. Hybrid instruments may be highly volatile and their use by the fund may not be successful.

Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if “leverage” is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a benchmark or underlying asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated hybrid instrument whose redemption price is linked to the average three year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of less than par if rates were above the specified level. Furthermore, a fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transaction costs. Of course, there is no guarantee that the strategy will be successful and the fund could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the hybrid instrument.

Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark or underlying asset may not move in the same direction or at the same time.

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Hybrid instruments may also carry liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. Under certain conditions, the redemption value of such an investment could be zero. In addition, because the purchase and sale of hybrid investments could take place in an over-the-counter market without the guarantee of a central clearing organization, or in a transaction between the fund and the issuer of the hybrid instrument, the creditworthiness of the counterparty of the issuer of the hybrid instrument would be an additional risk factor the fund would have to consider and monitor. In addition, uncertainty regarding the tax treatment of hybrid instruments may reduce demand for such instruments. Hybrid instruments also may not be subject to regulation by the CFTC, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

Industry and Sector Groups

Putnam Management uses a customized set of industry and sector groups for classifying securities ("Putnam Industry Codes"). The Putnam Industry Codes are based on an expanded Standard & Poor’s industry classification model, modified to be more representative of global investing and more applicable to both large and small capitalization securities. For presentation purposes, the fund may apply the Putnam Industry Codes differently in reporting industry groups in the fund’s shareholder reports or other communications.

Inflation-Protected Securities

The fund may invest in U.S. Treasury Inflation Protected Securities (“U.S. TIPS”), which are fixed income securities issued by the U.S. Department of Treasury, the principal amounts of which are adjusted daily based upon changes in the rate of inflation. The fund may also invest in other inflation-protected securities issued by non-U.S. governments or by private issuers. U.S. TIPS pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation.

Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed for U.S. TIPS, even during a period of deflation. However, because the principal amount of U.S. TIPS would be adjusted downward during a period of deflation, the fund will be subject to deflation risk with respect to its investments in these securities. In addition, the current market value of the bonds is not guaranteed, and will fluctuate. If the fund purchases U.S. TIPS in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the fund may experience a loss if there is a subsequent period of deflation. The fund may also invest in other inflation-related bonds which may or may not provide a guarantee of principal. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.

The periodic adjustment of U.S. TIPS is currently tied to the CPI-U, which is calculated by the U.S. Department of Treasury. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-protected bonds issued by a non-U.S. government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can no assurance that the CPI-U or any non-U.S. inflation index will accurately measure the real rate of inflation in the prices of goods and services. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure. In addition, there can be no assurance that the rate of inflation in a non-U.S. country will be correlated to the rate of inflation in the United States.

In general, the value of inflation-protected bonds is expected to fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline,

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leading to an increase in value of inflation-protected bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-protected bonds. If inflation is lower than expected during the period the fund holds the security, the fund may earn less on the security than on a conventional bond. Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase at that time. As a result, when the fund invests in inflation-protected securities, it could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements as a regulated investment company and to eliminate any fund-level income tax liability under the Internal Revenue Code of 1986 as amended (the Code).

The U.S. Treasury began issuing inflation-protected bonds in 1997. Certain non-U.S. governments, such as the United Kingdom, Canada and Australia, have a longer history of issuing inflation-protected bonds, and there may be a more liquid market in certain of these countries for these securities.

Initial Public Offerings

The fund may purchase debt or equity securities in initial public offerings (“IPOs”). These securities, which are often issued by unseasoned companies, may be subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. Securities issued in an IPO frequently are very volatile in price, and the fund may hold securities purchased in an IPO for a very short period of time. As a result, the fund’s investments in IPOs may increase portfolio turnover, which increases brokerage and administrative costs and may result in taxable distributions to shareholders.

At any particular time or from time to time the fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Putnam funds to which IPO securities are allocated increases, the number of securities issued to any one fund may decrease. The investment performance of the fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the fund is able to do so. In addition, as the fund increases in size, the impact of IPOs on the fund’s performance will generally decrease.

Inverse Floaters

These securities have variable interest rates that typically move in the opposite direction from movements in prevailing short-term interest rate levels – rising when prevailing short-term interest rate fall, and vice versa. The prices of inverse floaters can be considerably more volatile than the prices of bonds with comparable maturities. The fund currently does not intend to invest more than 15% of its assets in inverse floating obligations.

Lower-rated Securities

The fund may invest in lower-rated fixed-income securities (commonly known as "junk bonds"). The lower ratings reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by the fund more volatile and could limit the fund's ability to sell its securities at prices approximating the values the fund had placed on such securities. In the absence of a liquid trading market for securities held by it, the fund at times may be unable to establish the fair value of such securities.

Securities ratings are based largely on the issuer's historical financial condition and the rating agencies' analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection

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of the issuer's current financial condition, which may be better or worse than the rating would indicate. In addition, the rating assigned to a security by Moody's Investors Service, Inc. or Standard & Poor's (or by any other nationally recognized securities rating agency) does not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security. See “SECURITIES RATINGS.”

Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the value of the fund's fixed-income assets. Conversely, during periods of rising interest rates, the value of the fund's fixed-income assets will generally decline. The values of lower-rated securities may often be affected to a greater extent by changes in general economic conditions and business conditions affecting the issuers of such securities and their industries. Negative publicity or investor perceptions may also adversely affect the values of lower-rated securities. Changes by nationally recognized securities rating agencies in their ratings of any fixed-income security and changes in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect the fund's net asset value. The fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, Putnam Management will monitor the investment to determine whether its retention will assist in meeting the fund's investment objective(s).

Issuers of lower-rated securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. Such issuers may not have more traditional methods of financing available to them and may be unable to repay outstanding obligations at maturity by refinancing. The risk of loss due to default in payment of interest or repayment of principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

At times, a substantial portion of the fund's assets may be invested in an issue of which the fund, by itself or together with other funds and accounts managed by Putnam Management or its affiliates, holds all or a major portion. Although Putnam Management generally considers such securities to be liquid because of the availability of an institutional market for such securities, it is possible that, under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the fund could find it more difficult to sell these securities when Putnam Management believes it advisable to do so or may be able to sell the securities only at prices lower than if they were more widely held. Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the fund's net asset value. In order to enforce its rights in the event of a default, the fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on such securities. This could increase the fund's operating expenses and adversely affect the fund's net asset value. In the case of tax-exempt funds, any income derived from the fund's ownership or operation of such assets would not be tax-exempt. The ability of a holder of a tax-exempt security to enforce the terms of that security in a bankruptcy proceeding may be more limited than would be the case with respect to securities of private issuers. In addition, the fund's intention to qualify as a "regulated investment company" under the Code may limit the extent to which the fund may exercise its rights by taking possession of such assets.

To the extent the fund invests in securities in the lower rating categories, the achievement of the fund's goals is more dependent on Putnam Management's investment analysis than would be the case if the fund were investing in securities in the higher rating categories.

Money Market Instruments

Money market instruments, or short-term debt instruments, consist of obligations such as commercial paper, bank obligations (i.e., certificates of deposit and bankers’ acceptances), repurchase agreements and various government obligations, such as Treasury bills. These instruments have a remaining maturity of one year or less and are generally of high credit quality. Money market instruments may be structured to be, or may employ a trust or other form so that they are, eligible investments for money market funds. For example, put

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features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If a structure fails to function as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled definitively on certain legal issues presented by certain structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the funds.

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Commercial paper is a money market instrument issued by banks or companies to raise money for short-term purposes. Unlike some other debt obligations, commercial paper is typically unsecured. Commercial paper may be issued as an asset-backed security (that is, backed by a pool of assets representing the obligations of a number of different issuers), in which case certain of the risks discussed in “Mortgage-backed and Asset-backed Securities” would apply. Commercial paper is traded primarily among institutions.

For Putnam VT Money Market Fund, we invest in bankers’ acceptances issued by banks with deposits in excess of $2 billion (or the foreign currency equivalent) at the close of the last calendar year. If the Trustees change this minimum deposit requirement, shareholders would be notified. Other Putnam funds may invest in bankers’ acceptances without regard to this requirement.

In accordance with rules issued by the SEC, the fund may from time to time invest all or a portion of its cash balances in money market and/or short-term bond funds advised by Putnam Management. In connection with such investments, Putnam Management may waive a portion of the advisory fees otherwise payable by the fund. See “Charges and expenses” in Part I of this SAI for the amount, if any, waived by Putnam Management in connection with such investments.

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Mortgage-backed and Asset-backed Securities

Mortgage-backed securities, including collateralized mortgage obligations ("CMOs") and certain stripped mortgage-backed securities, represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements.

Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal. Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing or foreclosure of the underlying mortgage loans. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in early payment of the applicable mortgage-backed securities. In that event the fund may be unable to invest the proceeds from the early payment of the mortgage-backed securities in an investment that provides as high a yield as the mortgage-backed securities. Consequently, early payment associated with mortgage-backed securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-backed securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-backed securities. If the life of a mortgage-backed security is inaccurately predicted, the fund may not be able to realize the rate of return it expected.

Adjustable rate mortgage securities (“ARMs”), like traditional mortgage-backed securities, are interests in pools of mortgage loans that provide investors with payments consisting of both principal and interest as
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mortgage loans in the underlying mortgage pool are paid off by the borrowers. Unlike fixed-rate mortgage-backed securities, ARMs are collateralized by or represent interests in mortgage loans with variable rates of interest. These interest rates are reset at periodic intervals, usually by reference to an interest rate index or market interest rate. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on, among other things, changes in market interest rates or changes in the issuer’s creditworthiness. Because the interest rates are reset only periodically, changes in the interest rate on ARMs may lag changes in prevailing market interest rates. Also, some ARMs (or the underlying mortgages) are subject to caps or floors that limit the maximum change in the interest rate during a specified period or over the life of the security. As a result, changes in the interest rate on an ARM may not fully reflect changes in prevailing market interest rates during certain periods. The fund may also invest in “hybrid” ARMs, whose underlying mortgages combine fixed-rate and adjustable rate features.

Mortgage-backed and asset-backed securities are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. The automatic interest rate adjustment feature of mortgages underlying ARMs likewise reduces the ability to lock-in attractive rates. As a result, mortgage-backed and asset-backed securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the fund.

At times, some mortgage-backed and asset-backed securities will have higher than market interest rates and therefore will be purchased at a premium above their par value. Prepayments may cause losses on securities purchased at a premium.

CMOs may be issued by a U.S. government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. government, its agencies or instrumentalities or any other person or entity.

Prepayments could cause early retirement of CMOs. CMOs are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities, each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing their volatility.

Prepayments could result in losses on stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The yield to maturity on an interest only or “IO” class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurable adverse effect on the fund's yield to maturity to the extent it invests in

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IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal only or “POs” tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the fund's ability to buy or sell those securities at any particular time. The fund currently does not intend to invest more than 35% of its assets in IOs and POs under normal market conditions.

The risks associated with other asset-backed securities (including in particular the risks of issuer default and of early prepayment) are generally similar to those described above for CMOs. In addition, because asset-backed securities generally do not have the benefit of a security interest in the underlying assets that is comparable to a mortgage, asset-backed securities present certain additional risks that are not present with mortgage-backed securities. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited. For example, revolving credit receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give debtors the right to set-off certain amounts owed, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles, rather than by real property.

Asset-backed securities may be collateralized by the fees earned by service providers. The value of asset-backed securities may be substantially dependent on the servicing of the underlying asset and are therefore subject to risks associated with negligence by, or defalcation of, their servicers. In certain circumstances, the mishandling of related documentation may also affect the rights of the security holders in and to the underlying collateral. The insolvency of entities that generate receivables or that utilize the assets may result in added costs and delays in addition to losses associated with a decline in the value of the underlying assets.

Options on Securities

Writing covered options. The fund may write covered call options and covered put options on optionable securities held in its portfolio or that it has an absolute and immediate right to acquire without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees, in such amount as are set aside on the fund’s books), when in the opinion of Putnam Management such transactions are consistent with the fund's investment objective(s) and policies. Call options written by the fund give the purchaser the right to buy the underlying securities from the fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the fund at a stated price.

The fund may write only covered options, which means that, so long as the fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges) or have an absolute and immediate right to acquire without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees, in such amount as are set aside on the fund’s books). In the case of put options, the fund will set aside on its books assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees and equal in value to the price to be paid if the option is exercised. In addition, the fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The fund may write combinations of covered puts and calls on the same underlying security.

The fund will receive a premium from writing a put or call option, which increases the fund's return in the event the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, if the fund holds the security, the fund limits its opportunity to profit from any

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increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. If the fund does not hold the underlying security, the fund bears the risk that, if the market price exceeds the option strike price, the fund will suffer a loss equal to the difference at the time of exercise. By writing a put option, the fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction, in which it purchases an offsetting option. The fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. If the fund writes a call option but does not own the underlying security, and when it writes a put option, the fund may be required to deposit cash or securities with its broker as "margin," or collateral, for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

Purchasing put options. The fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such protection is provided during the life of the put option since the fund, as holder of the option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs. The fund may also purchase put options for other investment purposes, including to take a short position in the security underlying the put option.

Purchasing call options. The fund may purchase call options to hedge against an increase in the price of securities that the fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. The fund may also purchase call options for other investment purposes.

Risk factors in options transactions. The successful use of the fund's options strategies depends on the ability of Putnam Management to forecast correctly interest rate and market movements. For example, if the fund were to write a call option based on Putnam Management's expectation that the price of the underlying security would fall, but the price were to rise instead, the fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the fund were to write a put option based on Putnam Management's expectation that the price of the underlying security would rise, but the price were to fall instead, the fund could be required to purchase the security upon exercise at a price higher than the current market price.

When the fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the fund exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the fund will lose part or all of its investment in the option. This contrasts with an investment by the fund in the underlying security, since the fund will not realize a loss if the security's price does not change.

The effective use of options also depends on the fund's ability to terminate option positions at times when Putnam Management deems it desirable to do so. There is no assurance that the fund will be able to effect closing transactions at any particular time or at an acceptable price. If a secondary market in options were to

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become unavailable, the fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt its normal operations.

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A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, the fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the fund, as option writer, would remain obligated under the option until expiration or exercise.

Disruptions in the markets for the securities underlying options purchased or sold by the fund could result in losses on the options. For example, if a fund is unable to purchase a security underlying a put option it had purchased, the fund may be unable to exercise the put option. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the Options Clearing Corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The fund, as holder of such a put option, could lose its entire investment if it is unable to exercise the put option prior to its expiration.

Foreign-traded options are subject to many of the same risks presented by internationally-traded securities. In addition, because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Over-the-counter ("OTC") options purchased by the fund and assets held to cover OTC options written by the fund may, under certain circumstances, be considered illiquid securities for purposes of any limitation on the fund's ability to invest in illiquid securities. The fund may use both European-style options, which are only exercisable immediately prior to their expiration, and American-style options, which are exercisable at any time prior to the expiration date.

In addition to options on securities and futures, the fund may also enter into options on futures, swaps, or other instruments as described elsewhere in this SAI.

Preferred Stocks and Convertible Securities

The fund may invest in preferred stocks or convertible securities. A preferred stock generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and the liquidation of an issuer's assets but is junior to the debt securities of the issuer in those same respects. The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in an issuer's creditworthiness than are the prices of debt securities. Shareholders of preferred stock may suffer a loss of value if dividends are not paid. Under ordinary circumstances, preferred stock does not carry voting rights. In addition, many preferred stocks may be called or redeemed prior to their maturity by the issuer under certain conditions.

Convertible securities include bonds, debentures, notes, preferred stocks and other securities that may be converted into or exchanged for, at a specific price or formula within a particular period of time, a prescribed amount of common stock or other equity securities of the same or a different issuer. Convertible securities entitle the holder to receive interest paid or accrued on debt or dividends paid or accrued on preferred stock until the security matures or is redeemed, converted or exchanged.

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The market value of a convertible security is a function of its "investment value" and its "conversion value." A security's "investment value" represents the value of the security without its conversion feature (i.e., a nonconvertible fixed income security). The investment value may be determined by reference to its credit quality and the current value of its yield to maturity or probable call date. At any given time, investment value is dependent upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. A security's "conversion value" is determined by multiplying the number of shares the holder is entitled to receive upon conversion or exchange by the current price of the underlying security.

If the conversion value of a convertible security is significantly below its investment value, the convertible security will trade like nonconvertible debt or preferred stock and its market value will not be influenced greatly by fluctuations in the market price of the underlying security. Conversely, if the conversion value of a convertible security is near or above its investment value, the market value of the convertible security will be more heavily influenced by fluctuations in the market price of the underlying security. Convertible securities generally have less potential for gain than common stocks.

The fund's investments in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities at a specified date and a specified conversion ratio, or that are convertible at the option of the issuer. Because conversion of the security is not at the option of the holder, the fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock or other equity security has declined substantially.

The fund's investments in preferred stocks and convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be illiquid. The fund may not be able to dispose of such securities in a timely fashion or for a fair price, which could result in losses to the fund.

Private Placements and Restricted Securities

The fund may invest in securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the fund could find it more difficult to sell such securities when Putnam Management believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing the fund's net asset value.

While such private placements may offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities," i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933 (the Securities Act) or the availability of an exemption from registration (such as Rules 144 or 144A), or which are "not readily marketable" because they are subject to other legal or contractual delays in or restrictions on resale.

The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the fund to sell them promptly at an acceptable price. The fund may have to bear the extra expense of registering such securities for resale and the risk of substantial delay in effecting such registration. In addition, market quotations are less readily available. The judgment of Putnam Management may at times play a greater role in valuing these securities than in the case of publicly traded securities.

Generally speaking, restricted securities may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public

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offering for which a registration statement is in effect under the Securities Act. The fund may be deemed to be an "underwriter" for purposes of the Securities Act when selling restricted securities to the public, and in such event the fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading. The SEC Staff currently takes the view that any delegation by the Trustees of the authority to determine that a restricted security is readily marketable (as described in the investment restrictions of the funds) must be pursuant to written procedures established by the Trustees and the Trustees have delegated such authority to Putnam Management.

Real Estate Investment Trusts (REITs)

The fund may invest in REITs. REITs are pooled investment vehicles that invest primarily in either real estate or real estate related loans. Like regulated investment companies such as the fund, REITs are not taxed on income distributed to shareholders provided that they comply with certain requirements under the Code. The fund will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the fund’s own expenses.

REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the risk of borrower default. REITs, and mortgage REITs in particular, are also subject to interest rate risk. REITs are dependent upon their operators’ management skills, are generally not diversified (except to the extent the Code requires), and are subject to heavy cash flow dependency and the risk of default by borrowers. REITs are also subject to the possibility of failing to qualify for tax-free pass-through of income under the Code or failing to maintain their exemptions from registration under the 1940 Act. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than more widely held securities.

The fund's investment in a REIT may require the fund to accrue and distribute income not yet received or may result in the fund making distributions that constitute a return of capital to fund shareholders for federal income tax purposes. In addition, distributions by a fund from REITs will not qualify for the corporate dividends-received deduction, or, generally, for treatment as qualified dividend income.

Redeemable Securities

Certain securities held by the fund may permit the issuer at its option to "call" or redeem its securities. If an issuer were to redeem securities held by the fund during a time of declining interest rates, the fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

Repurchase Agreements

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The fund, unless it is a money market fund, may enter into repurchase agreements amounting to not more than 25% of its total assets, except that this 25% limitation does not apply to repurchase agreements entered into in connection with short sales. Money market funds may invest without limit in repurchase agreements. A repurchase agreement is a contract under which the fund, the buyer under the contract, acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller (or repurchase agreement counterparty) to repurchase, and the fund to resell, such security at a fixed time and price (representing the fund's cost plus interest (or, for repurchase agreements with respect to securities to be sold short, the cost of “borrowing” the security)). It is the fund's present intention to enter into repurchase

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agreements only with banks and registered broker-dealers. The fund may enter into repurchase agreements, including with respect to securities it wishes to sell short. See “Short Sales” in this SAI. Certain of the repurchase agreements related to securities sold short may provide that, at the option of the fund, settlement may be made by delivery of cash equal to the difference between (a) the sum of (i) the market value of the securities sold short at the time the repurchase agreement is closed out and (ii) transaction costs associated with the acquisition in the market by the repurchase agreement counterparty of the securities sold short and (b) the repurchase price specified in the repurchase agreement.

The fund may be exposed to the credit risk of the repurchase agreement counterparty (or seller) in the event that the counterparty is unable to close out the repurchase agreement in accordance with its terms. If the seller defaults, the fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

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Pursuant to an exemptive order issued by the SEC, the fund may transfer uninvested cash balances into a joint account, along with cash of other Putnam funds and certain other accounts. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

Securities Loans

The fund may make secured loans of its portfolio securities, on either a short-term or long-term basis, amounting to not more than 25% of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. If a borrower defaults, the value of the collateral may decline before the fund can dispose of it. As a matter of policy, securities loans are made to broker-dealers pursuant to agreements requiring that the loans be continuously secured by collateral consisting of cash or short-term debt obligations at least equal at all times to the value of the securities on loan, "marked-to-market" daily. The borrower pays to the fund an amount equal to any dividends or interest received on securities lent. The fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities may pass to the borrower, the fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable the fund to exercise voting rights on any matters materially affecting the investment. The fund may also call such loans in order to sell the securities. The fund may pay fees in connection with arranging loans of its portfolio securities.

Securities of Other Investment Companies

Securities of other investment companies, including shares of open- and closed-end investment companies and unit investment trusts (which may include exchange-traded funds (“ETFs”)), represent interests in collective investment portfolios that, in turn, invest directly in underlying instruments. The fund may invest in other investment companies when it has more uninvested cash than Putnam Management believes is advisable, when it receives cash collateral from securities lending arrangements, when there is a shortage of direct investments available, or when Putnam Management believes that investment companies offer attractive values.

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Investment companies may be structured to perform in a similar fashion to a broad-based securities index or may focus on a particular strategy or class of assets. ETFs typically seek to track the performance or dividend yield of specific indexes or companies in related industries. These indexes may be broad-based, sector-based or international. Investing in investment companies involves substantially the same risks as investing directly in the underlying instruments, but also involves expenses at the investment company-level, such as portfolio management fees and operating expenses. These expenses are in addition to the fees and expenses of the fund itself, which may lead to duplication of expenses while the fund owns another investment company’s shares. In addition, investing in investment companies involves the risk that they will not perform in exactly the same fashion, or in response to the same factors, as the underlying instruments or index. To the extent the fund invests in other investment companies that are professionally managed, its performance will also depend on the investment and research abilities of investment managers other than Putnam Management.

Open-end investment companies typically offer their shares continuously at net asset value plus any applicable sales charge and stand ready to redeem shares upon shareholder request. The shares of certain other types of investment companies, such as ETFs and closed-end investment companies, typically trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. In the case of closed-end investment companies, the number of shares is typically fixed. The securities of closed-end investment companies and ETFs carry the risk that the price the fund pays or receives may be higher or lower than the investment company’s net asset value. ETFs and closed-end investment companies are also subject to certain additional risks, including the risks of illiquidity and of possible trading halts due to market conditions or other reasons, based on the policies of the relevant exchange. The shares of investment companies, particularly closed-end investment companies, may also be leveraged, which would increase the volatility of the fund’s net asset value.

The extent to which the fund can invest in securities of other investment companies, including ETFs, is generally limited by federal securities laws.

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Short Sales

The fund may engage in short sales of securities either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the fund does not own declines in value. Short sales are transactions in which the fund sells a security it does not own to a third party by borrowing the security in anticipation of purchasing the same security at the market price on a later date to close out the short position. The fund may also engage in short sales by entering into a repurchase agreement with respect to the security it wishes to sell short. See “– Repurchase Agreements” in this SAI. The fund will incur a gain if the price of the security declines between the date of the short sale and the date on which the fund replaces the borrowed security (or closes out the related repurchase agreement); and the fund will incur a loss if the price of the security increases between those dates. Such a loss is theoretically unlimited since the potential increase in the market price of the security sold short is not limited. Until the security is replaced, the fund must pay the lender (or repurchase agreement counterparty) any dividends or interest that accrues during the period of the loan (or repurchase agreement). To borrow (or enter into a repurchase agreement with respect to) the security, the fund also may be required to pay a premium, which would increase the cost of the security sold. The fund’s successful use of short sales is subject to Putnam Management’s ability to accurately predict movements in the market price of the security sold short. Short selling may involve financial leverage because the fund is exposed both to changes in the market price of the security sold short and to changes in the value of securities purchased with the proceeds of the short sale, effectively leveraging its assets. Under adverse market conditions, a fund may have difficulty purchasing securities to meet its short sale delivery obligations, and may be required to close out its short position at a time when the fund would not choose to do so, and may therefore have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations may not favor such sales. While the fund has an open short position, it will segregate, by appropriate notation on its books or the books of its custodian, cash or liquid assets at least equal in value to the market value of the securities sold short. The segregated amount will be “marked-to-market” daily. Because of this segregation, the fund does not consider these transactions to be “senior

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securities” for purposes of the 1940 Act. In connection with short sale transactions, the fund may be required to pledge certain additional assets for the benefit of the securities lender (or repurchase agreement counterparty) and the fund may, while such assets remain pledged, be limited in its ability to invest those assets in accordance with the fund’s investment strategies.

Certain of the repurchase agreements related to securities sold short may provide that, at the option of the fund, in lieu of delivering the securities sold short, settlement may be made by delivery of cash equal to the difference between (a) the sum of (i) the market value of the securities sold short at the time the repurchase agreement is closed out and (ii) transaction costs associated with the acquisition in the market by the repurchase agreement counterparty of the securities sold short and (b) the repurchase price specified in the repurchase agreement. Because that cash amount represents the fund’s maximum loss in the event of the insolvency of the counterparty, the fund will, except where the local market practice for foreign securities to be sold short requires payment prior to delivery of such securities, treat such amount, rather than the full notional amount of the repurchase agreement, as its “investment” in securities of the counterparty for purposes of all applicable investment restrictions, including its fundamental policy with respect to diversification.

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Short-term Trading

In seeking the fund's objective(s), Putnam Management will buy or sell portfolio securities whenever Putnam Management believes it appropriate to do so. From time to time the fund will buy securities intending to seek short-term trading profits. A change in the securities held by the fund is known as "portfolio turnover" and generally involves some expense to the fund. This expense may include brokerage commissions or dealer markups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the fund's investment policies, under certain market conditions the fund's portfolio turnover rate may be higher than that of other mutual funds. Portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities -- excluding securities whose maturities at acquisition were one year or less. The fund's portfolio turnover rate is not a limiting factor when Putnam Management considers a change in the fund's portfolio.

Special Purpose Acquisition Companies

The fund may invest in stock, warrants, and other securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities that pool funds to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. Government securities, money market securities and cash; if an acquisition that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the entity’s shareholders. Because SPACs and similar entities are in essence blank check companies without an operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

Structured investments

A structured investment is a security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity or one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying

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instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class of structured securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there currently is no active trading market for structured securities. Investments in government and government-related and restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts.

Swap Agreements

The fund may enter into swap agreements and other types of over-the-counter transactions such as caps, floors and collars with broker-dealers or other financial institutions for hedging or investment purposes. A swap involves the exchange by the fund with another party of their respective commitments to pay or receive cash flows, e.g., an exchange of floating rate payments for fixed-rate payments. The purchase of a cap entitles the purchaser, to the extent that a specified index or other underlying financial measure exceeds a predetermined value on a predetermined date or dates, to receive payments on a notional principal amount from the party selling the cap. The purchase of a floor entitles the purchaser, to the extent that a specified index or other underlying financial measure falls or other underlying measure below a predetermined value on a predetermined date or dates, to receive payments on a notional principal amount from the party selling the floor. A collar combines elements of a cap and a floor.

Swap agreements and similar transactions can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structures, swap agreements may increase or decrease the fund's exposure to long-or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, mortgage rates, corporate borrowing rates, or other factors such as security prices, inflation rates or the volatility of an index or one or more securities. For example, if the fund agrees to exchange payments in U.S. dollars for payments in a non-U.S. currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to that non-U.S. currency and interest rates. The fund may also engage in total return swaps, in which payments made by the fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity or fixed-income security, a combination of such securities, or an index). The value of the fund's swap positions would increase or decrease depending on the changes in value of the underlying rates, currency values, volatility or other indices or measures. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund’s investments and its share price. The fund's ability to engage in certain swap transactions may be limited by tax considerations.

The fund’s ability to realize a profit from such transactions will depend on the ability of the financial institutions with which it enters into the transactions to meet their obligations to the fund. If a counterparty's creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses. If a default occurs by the other party to such transaction, the fund will have contractual remedies pursuant to the agreements related to the transaction, which may be limited by applicable law in the case of a counterparty's insolvency. Under certain circumstances, suitable transactions may not be available to the fund, or the fund may be unable to close out its position under such transactions at the same time, or at the same price, as if it had purchased comparable publicly traded securities.

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The fund may also enter into options on swap agreements ("swaptions"). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. Swaptions are generally subject to the same risks involved in the fund’s use of options. See “– Options on Securities.”

A credit default swap is an agreement between the fund and a counterparty that enables the fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a “protection buyer,” makes periodic payments to the other party, a “protection seller,” in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). The fund may enter into credit default swap contracts for investment purposes. As a credit protection seller in a credit default swap contract, the fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or non-U.S. corporate issuer, on the debt obligation. In return for its obligation, the fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the fund would keep the stream of payments and would have no payment obligations. As the seller, the fund would be subject to investment exposure on the notional amount of the swap.

The fund may also purchase credit default swap contracts in order to hedge against the risk of default of the debt of a particular issuer or basket of issuers or profit from changes in the creditworthiness of the particular issuer(s) (also known as “buying credit protection”). In these cases, the fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to the fund in the event of a default. The purchase of credit default swaps involves costs, which will reduce the fund’s return.

Warrants

The fund may invest in warrants, which are instruments that give the fund the right to purchase certain securities from an issuer at a specific price (the strike price) for a limited period of time. The strike price of warrants typically is much lower than the current market price of the underlying securities, yet they are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying securities and may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date. These factors can make warrants more speculative than other types of investments.

In addition to warrants on securities, the fund may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices ("index warrants"). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the

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issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index, or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If the fund were not to exercise an index warrant prior to its expiration, then the fund would lose the amount of the purchase price paid by it for the warrant.

The fund will normally use index warrants in a manner similar to its use of options on securities indices. The risks of the fund's use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the fund's ability to exercise the warrants at such time, or in such quantities, as the fund would otherwise wish to do.

Zero-coupon and Payment-in-kind Bonds

The fund may invest without limit in so-called "zero-coupon" bonds and "payment-in-kind" bonds. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Because zero-coupon and payment-in-kind bonds do not pay current interest in cash, their value is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Both zero-coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently in cash. The fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders even though such bonds do not pay current interest in cash. Thus, it may be necessary at times for the fund to liquidate other investments in order to satisfy its distribution requirements under the Code.

TAXES

The discussion below is generally based on the assumption that the shares of the fund will be respected as owned by insurance company separate accounts. If this is not the case, the person or persons determined to own the fund shares will be currently taxed on fund distributions, and on the proceeds of any redemption of fund shares, under the Code rules. For information concerning the federal income tax consequences to a holder of a variable contract, refer to the prospectus for the particular contract. Because insurance companies (and certain other investors) will be the only shareholders of the fund, no attempt is made here to describe the tax aspects of an investment in these funds in particular.

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Tax requirements for variable annuity and variable life insurance separate accounts. The fund intends to comply with the separate diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder on certain insurance company separate accounts. These requirements, which are in addition to the diversification requirements imposed on the fund by the 1940 Act and Subchapter M of the Code (discussed below), place certain limitations on assets of each insurance company separate account used to fund variable contracts. Because Section 817(h) and those regulations treat the assets of a fund as assets of the related separate account, these regulations are imposed on the assets of the fund. Specifically, the regulations provide that, after a one year start-up period or, except as permitted by the “safe harbor” described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the total assets of the fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. Government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account’s total assets is attributable to cash and cash

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items (including receivables), U.S. Government securities and securities of other regulated investment companies. Failure by a fund to satisfy the Section 817(h) requirements would generally cause the variable contracts to lose their favorable tax status and require a contract holder to include in ordinary income any income accrued under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction could require a payment to the IRS based on what the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure could also result in adverse tax consequences for the insurance company issuing the contracts.

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Taxation of the fund. The fund intends to elect to be treated and qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the fund must, among other things:

(a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (ii) net income from interests in “qualified publicly traded partnerships” (as defined below);

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(b) diversify its holdings so that, at the end of each quarter of the fund’s taxable year, (i) at least 50% of the market value of the fund’s total assets consists of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the fund’s total assets is invested (x) in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers that the fund controls and that are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more “qualified publicly traded partnerships” (as defined below); and

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(c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year.

In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income of a regulated investment company derived from an interest in a “qualified publicly traded partnership” (defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof, (ii) that derives at least 90% of its income from the passive income sources described in Code section 7704(d), and (iii) that derives less than 90% of its income from the qualifying income described in paragraph (a)(i) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.

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For purposes of the diversification test in paragraph (b) above, identification of the issuer (or, in some cases, issuers) of a particular fund investment will depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to issuer identification for a particular type of investment may adversely affect the fund’s ability to meet the diversification test in (b) above. Also, for the purposes of the diversification test in paragraph (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

If the fund qualifies as a regulated investment company that is accorded special tax treatment, the fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including capital gain dividends, defined as distributions of net capital gains from the sale of investments that the fund owned for more than one year and that are properly designated by the fund as capital gain dividends).

If the fund failed to qualify for treatment as a regulated investment company for any taxable year, (1) it would be taxed as an ordinary corporation on its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) each insurance company separate account invested in the fund would fail to satisfy the diversification requirements described above, with the result that the contracts supported by that account would no longer be eligible for tax deferral. All distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible for the dividends received deduction in the case of corporate shareholders. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for treatment as a regulated investment company.

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Amounts not distributed on a timely basis by regulated investment companies in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the fund level. This excise tax, however, is inapplicable to any regulated investment company whose sole shareholders are either tax-exempt pension trusts or separate accounts of life insurance companies funding variable contracts.

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Taxation of the shareholders. Pursuant to the requirements of Section 817 of the Code, the only shareholders of the fund will be participating insurance companies and their separate accounts that fund variable annuity contracts, variable life insurance policies or other variable insurance contracts, qualified person or retirement plans, qualified tuition programs as described in section 529 of the Code, or certain qualified Puerto Rican segregated asset accounts (all of which are “Variable Contracts”). The prospectus that describes the particular Variable Contract discusses the taxation of both separate accounts and the owner of such contract or policy.

Under current law, since the shareholders are life insurance company segregated asset accounts, they will not be subject to income tax currently on this income to the extent such income is applied to increase the values of Variable Contracts.

The IRS has indicated that a degree of investor control over the investment options underlying Variable Contracts may interfere with their tax-deferred treatment. Based on the rulings and other guidance the IRS has issued to date, Putnam believes that tax-deferred treatment for variable contracts funded through investments in the fund will be respected. However, the IRS and the Treasury Department may in the future provide further guidance as to what they deem to constitute an impermissible level of “investor control,” and such guidance could affect the treatment of the fund, including retroactively.

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In the event that additional rules or regulations are adopted, there can be no assurance that the fund will be able to operate as currently described, or that such fund will not have to change its investment objective or investment policies. A fund’s investment objective and investment policies may be modified as necessary to prevent any such prospective rules and regulations from causing variable contract owners to be considered the owners of the shares of the fund.

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This discussion provides only a general overview of the tax implications of investing in the fund. Contract owners are advised to consult the prospectus of their Variable Contracts and their own tax advisors regarding specific questions relating to federal, state and local tax consequences of investing in the fund through such vehicles.

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MANAGEMENT

Trustees

Name, Address[1], Year of	Principal	Other Directorships Held by Trustee
Birth, Position(s) Held with	Occupation(s) During
Fund and Length of Service	Past 5 Years
as a Putnam Fund Trustee[2]

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Ravi Akhoury (Born 1947),	Advisor to New York	Director of Jacob Ballas Capital India (a non-
Trustee since 2009	Life. Served as	banking finance company focused on private equity
	Chairman and CEO of	advisory services) and a member of its
	MacKay Shields (a	Compensation Committee. Mr. Akhoury is also a
	multi-product investment	Trustee of the Rubin Museum, serving on the
	management firm with	Investment Committee, and of American India
	AUM over $40 billion)	Foundation. Mr. Akhoury is a former Vice President
	from 1992 to 2007.	and Investment Policy Committee member of
Fischer, Francis, Trees and Watts (a fixed-income
portfolio management firm). He previously served
on the board of Bharti Telecom (an Indian telecom
company) and was a member of its Audit and
Compensation Committees. Mr. Akhoury served as
Chairman and CEO of Mackay Shields (a multi-
product investment firm) from 1992 to 2007. He
also served on the Board of Thompson Press (a
publishing company) and was a member of its Audit
Committee. Mr. Akhoury graduated from the Indian
Institute of Technology with a BS in Engineering
and obtained an MS in Quantitative Methods from
SUNY at Stony Brook.

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Jameson A. Baxter (Born	President of Baxter	Director of ASHTA Chemicals Inc. and the Mutual
1943), Trustee since 1994 and	Associates, Inc., a	Fund Directors Forum. Until 2007, Ms. Baxter was
Vice Chairman since 2005	private investment firm.	a Director of Banta Corporation (a printing and
supply chain management company), Ryerson, Inc.
(a metals service company) and Advocate Health
Care. She has also served as a director on a number
of other boards including BoardSource (formerly the
National Center for Nonprofit Boards), Intermatic
Corporation (a manufacturer of energy control

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Name, Address[1], Year of	Principal	Other Directorships Held by Trustee
Birth, Position(s) Held with	Occupation(s) During
Fund and Length of Service	Past 5 Years
as a Putnam Fund Trustee[2]

products) and MB Financial. She is Chairman
Emeritus of the Board of Trustees, Mount Holyoke
College.

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Charles B. Curtis (Born	President and Emeritus,	Member of the Council on Foreign Relations and the
1940), Trustee since 2001	Nuclear Threat Initiative	National Petroleum Council. Mr. Curtis also serves
	(a private foundation	as a Director of Edison International and Southern
	dealing with national	California Edison. Until 2006, Mr. Curtis served as
	security issues) and	a member of the Trustee Advisory Council of the
	serves as Senior Advisor	Applied Physics Laboratory, Johns Hopkins
	to the United Nations	University. Until 2003, Mr. Curtis was a Member of
	Foundation and as	the Electric Power Research Institute Advisory
	Senior Advisor to the	Council and the University of Chicago Board of
	Center for Strategic and	Governors for Argonne National Laboratory. Prior
	International Studies.	to 2002, Mr. Curtis was a Member of the Board of
	Previously, President	Directors of the Gas Technology Institute and the
	and Chief Operating	Board of Directors of the Environment and Natural
	Officer, Nuclear Threat	Resources Program Steering Committee, John F.
	Initiative.	Kennedy School of Government, Harvard
University. Until 2001, Mr. Curtis was a Member of
the Department of Defense Policy Board and
Director of EG&G Technical Services, Inc. (a fossil
energy research and development support company).

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Robert J. Darretta (Born	Prior to 2007, Mr.	Director of UnitedHealth Group (a
1946), Trustee since 2007	Darretta held several	diversified healthcare conglomerate). Until April,
	accounting and finance	2007, Mr. Darretta was Vice Chairman of the Board
	positions with Johnson	of Directors of Johnson & Johnson.
& Johnson (a diversified
health-care
conglomerate), including
Chief Financial Officer,
Executive Vice
President, and Treasurer.

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Myra R. Drucker (Born	Ms. Drucker is Chair of	Ms. Drucker is an ex-officio member of the New
1948), Trustee since 2004	the Board of Trustees of	York Stock Exchange Pension Managers Advisory
	Commonfund (a not-for-	Committee, having served as Chair for seven years.
	profit firm managing	She serves as an advisor to RCM Capital
	assets for educational	Management (an investment management firm) and
	endowments and	to the Employee Benefits Investment Committee of
	foundations), Vice Chair	The Boeing Company (an aerospace firm). From
	of the Board of Trustees	November 2001 until August 2004, Ms. Drucker
	of Sarah Lawrence	was Managing Director and a member of the Board
	College, and a member	of Directors of General Motors Asset Management
	of the Investment	and Chief Investment Officer of General Motors
	Committee of the Kresge	Trust Bank. From December 1992 to November
	Foundation (a charitable	2001, Ms. Drucker served as Chief Investment
	trust). She is also a	Officer of Xerox Corporation (a document

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Name, Address[1], Year of	Principal	Other Directorships Held by Trustee
Birth, Position(s) Held with	Occupation(s) During
Fund and Length of Service	Past 5 Years
as a Putnam Fund Trustee[2]

	Director of Interactive	company). Prior to December 1992, Ms. Drucker
	Data Corporation (a	was Staff Vice President and Director of Trust
	provider of financial	Investments for International Paper (a paper and
	market data and	packaging company). Ms. Drucker received a B.A.
	analytics to financial	degree from Sarah Lawrence College and pursued
	institutions and investors	graduate studies in economics, statistics and
portfolio theory at Temple University.

John A. Hill (Born 1942),	Vice Chairman, First	Director of Devon Energy Corporation and various
Trustee since 1985 and	Reserve Corporation (a	private companies controlled by First Reserve
Chairman since 2000	private equity buyout	Corporation. He is also Chairman of The Board of
	firm that specializes in	Trustees of Sarah Lawrence College and a member
	energy investments in	of the Advisory Board of the Millstein Center for
	the diversified world-	Corporate Governance and Performance at the Yale
	wide energy industry).	School of Management.

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Paul L. Joskow (Born 1947),	President of the Alfred	Trustee of Yale University; a Director of
Trustee since 1997	P. Sloan Foundation (a	TransCanada Corporation (an energy company
	philanthropic institution	focused on natural gas transmission and power
	focused primarily on	services) and of Exelon Corporation (an energy
	research and education	company focused on power services); and a Member
	on issues related to	of the Board of Overseers of the Boston Symphony
	science, technology and	Orchestra. Prior to August 2007, he served as a
	economic performance).	Director of National Grid (a U.K.-based holding
	He is currently on leave	company with interests in electric and gas
	from his position as the	transmission and distribution and
	Elizabeth and James	telecommunications infrastructure). Prior to July,
	Killian Professor of	2006, he served as President of the Yale University
	Economics and	Council. Prior to February 2005, he served on the
	Management at the	board of the Whitehead Institute for Biomedical
	Massachusetts Institute	Research (a non-profit research institution). Prior to
	of Technology (“MIT”).	February 2002, he was a Director of State Farm
	Prior to 2007, he was the	Indemnity Company (an automobile insurance
	Director of the Center	company), and prior to March 2000, he was a
	for Energy and	Director of New England Electric System (a public
	Environmental Policy	utility holding company).
Research at MIT.

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Elizabeth T. Kennan (Born	Partner in Cambus-	Lead Director of Northeast Utilities. She is a Trustee
1938), Trustee since 1992	Kenneth Farm	of the National Trust for Historic Preservation, of
	(thoroughbred horse and	Centre College. Until 2006, she was a Member of
	cattle breeding). She is	The Trustees of Reservations. Prior to June 2005,
	President Emeritus of	she was a Director of Talbots, Inc. (a distributor of
	Mount Holyoke College.	women’s apparel), and she has served as Director on
a number of other boards, including Bell Atlantic,
Chastain Real Estate, Shawmut Bank, Berkshire Life
Insurance and Kennedy Home Life Insurance. Dr.
Kennan has also served as President of Five
Colleges Incorporated and as a Trustee of University
of Notre Dame, and is active in various educational

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Name, Address[1], Year of	Principal	Other Directorships Held by Trustee
Birth, Position(s) Held with	Occupation(s) During
Fund and Length of Service	Past 5 Years
as a Putnam Fund Trustee[2]

and civic associations. Prior to 2001, Dr. Kennan
served on the oversight committee of the Folger
Shakespeare Library.

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Kenneth R. Leibler (Born	A founder and former	Prior to December 2006, Mr. Leibler served as a
1949), Trustee since 2006	Chairman of the Boston	Director of the Optimum Funds Group. Prior to
	Options Exchange, an	October, 2006 he served as a Director of ISO New
	electronic market place	England, the organization responsible for the
	for the trading of listed	operation of the electric generation system in the
	derivatives securities,	New England states. Prior to 2000, he was a Director
	and lead director of	of the Investment Company Institute in Washington,
	Ruder Finn Group, a	D.C. Prior to January, 2005 Mr. Leibler served as
	global communications	Chairman and Chief Executive Officer of the Boston
	and advertising firm. He	Stock Exchange. Prior to January 2000, he served as
	currently serves as a	President and Chief Executive Officer of Liberty
	Trustee of Beth Israel	Financial Companies, a publicly traded diversified
	Deaconess Hospital in	asset management organization. Prior to June 1990,
	Boston and as a Director	he served as President and Chief Operating Officer
	of Northeast Utilities,	of the American Stock Exchange (AMEX). Prior to
	which operates New	serving as AMEX President, he held the position of
	England’ largest energy	Chief Financial Officer, and headed its management
	delivery system.	and marketing operations.

Robert E. Patterson (Born	Senior Partner of Cabot	Chairman Emeritus and Trustee of the Joslin
1945), Trustee since 1984	Properties, L.P. and	Diabetes Center. Prior to December 2001 and June
	Chairman of Cabot	2003, Mr. Patterson served as a Trustee of Cabot
	Properties, Inc. (a private	Industrial Trust and the Sea Education Association,
	equity firm investing in	respectively.
commercial real estate).
Prior to December 2001,
he was President of
Cabot Industrial Trust (a
publicly traded real
estate investment trust).

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George Putnam III (Born	Chairman of New	Director of The Boston Family Office, LLC (a
1951), Trustee since 1984	Generation Research,	registered investment advisor), a Trustee of St.
	Inc. (a publisher of	Mark’s School; a Trustee of Epiphany School and a
	financial advisory and	Trustee of the Marine Biological Laboratory. Until
	other research services)	2006, Mr. Putnam was a Trustee of Shore Country
	and President of New	Day School. Until 2002, he was a Trustee of the Sea
	Generation Advisors,	Education Association.
LLC (a registered
investment adviser to
private funds), which are
firms he founded in
1986. Prior to June
2007, Mr. Putnam was
President of the Putnam
Funds.

W. Thomas Stephens (Born	Prior to 2009, Mr.	Director of TransCanadaPipelines Ltd (an energy

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Name, Address[1], Year of	Principal	Other Directorships Held by Trustee
Birth, Position(s) Held with	Occupation(s) During
Fund and Length of Service	Past 5 Years
as a Putnam Fund Trustee[2]

1942), Trustee since 2009	Stephens was Chairman	infrastructure company). From 1997 to 2008, Mr.
	and Chief Executive	Stephens served as a Trustee on the Board of the
	Officer of Boise	Putnam Funds, which he rejoined as a Trustee in
	Cascade, LLC (a paper,	2009. Until 2004, Mr. Stephens was a Director of
	forest product and	Xcel Energy Incorporated (a public utility company),
	timberland assets	Qwest Communications and Norske Canada, Inc. (a
	company).	paper manufacturer). Until 2003, Mr. Stephens was
a Director of Mail-Well, Inc. (a diversified printing
company). Prior to July 2001, Mr. Stephens was
Chairman of Mail-Well.

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Richard B. Worley (Born	Managing Partner of	Serves as a Trustee of the University of
1945), Trustee since 2004	Permit Capital LLC (an	Pennsylvania Medical Center, the Robert Wood
	investment management	Johnson Foundation (a philanthropic organization
	firm). Prior to 2002, he	devoted to healthcare issues) and the National
	served as Chief Strategic	Constitution Center. Mr. Worley is also a Director
	Officer of Morgan	of the Colonial Williamsburg Foundation (a
	Stanley Investment	historical preservation organization) and the
	Management. He	Philadelphia Orchestra Association. He serves on
	previously served as	the investment committees of Mount Holyoke
	President, Chief	College and World Wildlife Fund (a wildlife
	Executive Officer and	conservation organization).
Chief Investment Officer
of Morgan Stanley Dean
Witter Investment
Management and as a
Managing Director of
Morgan Stanley (a
financial services firm).

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Interested Trustees

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*Robert L. Reynolds (Born	President and Chief	Director of several not-for-profit boards, including
1952), Trustee since 2008	Executive Officer of	West Virginia University Foundation, the Concord
	Putnam Investments.	Museum, Dana-Farber Cancer Institute, Lahey
	Member of Putnam	Clinic, and the Initiative for a Competitive Inner
	Investments’ Executive	City, in Boston. He is a member of the Chief
	Board of Directors.	Executives Club of Boston, the National
	Prior to joining Putnam	Innovation Initiative, and the Council on
	Investments in 2008, Mr.	Competitiveness, and he is a former President of the
	Reynolds was Vice	Commercial Club of Boston. Prior to 2008, he
	Chairman and Chief	served as a Director of FMR Corporation, Fidelity
	Operating Officer of	Investments Insurance Ltd., Fidelity Investments
	Fidelity Investments	Canada Ltd., and Fidelity Management Trust
	from 2000 to 2007.	Company and as a Trustee of the Fidelity Family of
Funds.

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1The address of each Trustee is One Post Office Square, Boston, MA 02109. As of December 31, 2009, there were 104 Putnam Funds.

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2Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 72, death or removal.

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*Trustee who is an “interested person” (as defined in the Investment Company Act of 1940) of the fund, Putnam Management and/or Putnam Retail Management. Mr. Reynolds is deemed an “interested person” by virtue of his positions as an officer of the fund, Putnam Management and/or Putnam Retail Management. As of July 2009, Mr. Reynolds is the President and Chief Executive Officer of Putnam Investments, LLC and President of your fund and each of the other Putnam funds.

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Officers

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In addition to Robert L. Reynolds, the fund’s President, the other officers of the fund are shown below. All of the officers of your fund are employees of Putnam Management or its affiliates or are members of the Trustees’ independent administrative staff.

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Name, Address[1], Year of	Length of Service with	Principal Occupation(s) During Past 5 Years and
Birth, Position(s) Held with	the Putnam Funds[2]	Position(s) with Fund’s Investment Adviser and
Fund		Distributor[3]

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Jonathan S. Horwitz[4]	Since 2004	Senior Vice President and Treasurer, The Putnam
(Born 1955), Executive Vice		Funds.
President, Principal Executive
Officer, Treasurer and
Compliance Liaison

Charles E. Porter[4]	Since 1989	Executive Vice President, Principal Executive
(Born 1938), Senior Advisor		Officer, Associate Treasurer and Compliance
Liaison, The Putnam Funds.

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Steven D. Krichmar	Since 2002	Senior Managing Director, Putnam Investments and
(Born 1958), Vice President		Putnam Management.
and Principal Financial Officer

Janet C. Smith	Since 2007	Managing Director, Putnam Investments and Putnam
(Born 1965), Vice President,		Management.
Assistant Treasurer and
Principal Accounting Officer

Beth S. Mazor	Since 2002	Managing Director, Putnam Investments and Putnam
(Born 1958), Vice President		Management.

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Robert R. Leveille	Since 2007	Managing Director, Putnam Investments, Putnam
(Born 1969), Vice President		Management and Putnam Retail Management .
and Chief Compliance Officer

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Mark C. Trenchard	Since 2002	Managing Director, Putnam Investments.
(Born 1962), Vice President
and BSA Compliance Officer

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Francis J. McNamara, III	Since 2004	Senior Managing Director, Putnam Investments and
(Born 1955), Vice President		Putnam Management.

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Name, Address[1], Year of	Length of Service with	Principal Occupation(s) During Past 5 Years and
Birth, Position(s) Held with	the Putnam Funds[2]	Position(s) with Fund’s Investment Adviser and
Fund		Distributor[3]

and Chief Legal Officer

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James P. Pappas	Since 2004	Managing Director, Putnam Investments and Putnam
(Born 1953), Vice President		Management.

Judith Cohen[4]	Since 1993	Vice President, Clerk and Assistant Treasurer, The
(Born 1945), Vice President,		Putnam Funds.
Clerk and Assistant Treasurer

Wanda M. McManus[4]	Since 1993	Vice President, Senior Associate Treasurer and
(Born 1947), Vice President,		Assistant Clerk, The Putnam Funds.
Senior Associate Treasurer and
Assistant Clerk

Nancy E. Florek[4]	Since 2000	Vice President, Assistant Clerk, Assistant Treasurer
(Born 1957), Vice President,		and Proxy Manager, The Putnam Funds.
Assistant Clerk, Assistant
Treasurer and Proxy Manager

Susan G. Malloy	Since 2007	Managing Director, Putnam Management.
(Born 1957),Vice President
and Assistant Treasurer

1The address of each Officer is One Post Office Square, Boston, MA 02109.

2Each officer serves for an indefinite term, until his or her resignation, retirement, death or removal.

3Prior positions and/or officer appointments with the fund or the fund’s investment adviser and distributor have been omitted.

4Officers of the fund who are members of the Trustees’ independent administrative staff. Compensation for these individuals is fixed by the Trustees and reimbursed to Putnam Management.

Except as stated above, the principal occupations of the officers and Trustees for the last five years have been with the employers as shown above, although in some cases they have held different positions with such employers.

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Standing Committees of the Board of Trustees

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For details regarding the number of times the standing committees of the Board of Trustees met during a fund's last fiscal year, see "Trustee responsibilities and fees" in Part I of this SAI.

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Audit and Compliance Committee. The Audit and Compliance Committee provides oversight on matters relating to the preparation of the funds’ financial statements, compliance matters, internal audit functions, and Codes of Ethics issues. This oversight is discharged by regularly meeting with management and the funds’ independent auditors and keeping current on industry developments. Duties of this Committee also include the review and evaluation of all matters and relationships pertaining to the funds’ independent auditors, including their independence. The members of the Committee include only Trustees who are not “interested persons” of the funds or Putnam Management. Each member of the Committee also is “independent,” as such term is interpreted for purposes of Rule 10A-3(b)(1) of the Securities Exchange Act of 1934, as amended (the Exchange Act) and the listing standards of the New York Stock Exchange. The Board of Trustees has adopted a written charter for the Committee. The Committee currently consists of Messrs. Patterson (Chairperson), Darretta, Hill, Leibler, Stephens and Ms. Drucker.

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Board Policy and Nominating Committee. The Board Policy and Nominating Committee reviews matters

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pertaining to the operations of the Board of Trustees and its Committees, the compensation of the Trustees and their staff and the conduct of legal affairs for the funds. The Committee evaluates and recommends all candidates for election as Trustees and recommends the appointment of members and chairs of each board committee. The Committee will consider nominees for Trustee recommended by shareholders of a fund provided that such recommendations are submitted by the date disclosed in the fund’s proxy statement and otherwise comply with applicable securities laws, including Rule 14a-8 under the Exchange Act. The Committee also reviews policy matters affecting the operation of the Board and its independent staff. In addition, the Committee oversees the voting of proxies associated with portfolio investments of the funds with the goal of ensuring that these proxies are voted in the best interest of the funds’ shareholders. The Committee reports to the Trustees and makes recommendations to the Trustees regarding these matters. The Committee is composed entirely of Trustees who are not “interested persons” of the funds or Putnam Management and currently consists of Dr. Kennan (Chairperson), Ms. Baxter and Messrs. Hill, Patterson and Putnam.

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Brokerage Committee. The Brokerage Committee reviews the funds' policies regarding the execution of portfolio trades and Putnam Management's practices and procedures relating to the implementation of those policies. The Committee reviews periodic reports on the cost and quality of execution of portfolio transactions and the extent to which brokerage commissions have been used (i) by Putnam Management to obtain brokerage and research services generally useful to it in managing the portfolios of the funds and of its other clients, and (ii) by the funds to pay for certain fund expenses. The Committee reports to the Trustees and makes recommendations to the Trustees regarding these matters. The Committee currently consists of Drs. Joskow (Chairperson) and Kennan, Ms. Baxter and Messrs. Akhoury, Curtis, Putnam and Worley.

Communications, Service and Marketing Committee. The Communications, Service and Marketing Committee reviews the quality of services provided to shareholders and oversees the marketing and sale of fund shares by Putnam Retail Management. The Committee also exercises general oversight of marketing and sales communications used by Putnam Retail Management, as well as other communications sent to fund shareholders. The Committee also reviews periodic summaries of any correspondence to the Trustees from shareholders. The Committee reports to the Trustees and makes recommendations to the Trustees regarding these matters. The Committee currently consists of Messrs. Putnam (Chairperson), Curtis, Patterson, Stephens and Drs. Joskow and Kennan.

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Contract Committee. The Contract Committee reviews and evaluates at least annually all arrangements pertaining to (i) the engagement of Putnam Management and its affiliates to provide services to the funds, (ii) the expenditure of the funds' assets for distribution purposes pursuant to Distribution Plans of the funds, and (iii) the engagement of other persons to provide material services to the funds, including in particular those instances where the cost of services is shared between the funds and Putnam Management and its affiliates or where Putnam Management or its affiliates have a material interest. The Committee also reviews the proposed organization of new fund products and proposed structural changes to existing funds. The Committee reports and makes recommendations to the Trustees regarding these matters. The Committee currently consists of Ms. Baxter (Chairperson), Drs. Joskow and Kennan and Messrs. Akhoury, Curtis, Putnam and Worley.

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Distributions Committee. The Distributions Committee oversees all dividends and distributions by the funds. The Committee makes recommendations to the Trustees of the funds regarding the amount and timing of distributions paid by the funds, and determines such matters when the Trustees are not in session. The Committee also oversees the policies and procedures pursuant to which Putnam Management prepares recommendations for distributions, and meets regularly with representatives of Putnam Management to review the implementation of such policies and procedures. The Committee reports to the Trustees and makes recommendations to the Trustees regarding these matters. The Committee currently consists of Ms. Drucker (Chairperson) and Messrs. Darretta, Hill, Leibler, Patterson and Stephens.

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Executive Committee. The functions of the Executive Committee are twofold. The first is to ensure that the funds’ business may be conducted at times when it is not feasible to convene a meeting of the Trustees or for the Trustees to act by written consent. The Committee may exercise any or all of the power and authority of the Trustees when the Trustees are not in session. The second is to establish annual and ongoing goals, objectives and priorities for the Board of Trustees and to ensure coordination of all efforts between the Trustees and Putnam Management on behalf of the shareholders of the funds. The Committee currently consists of Messrs. Hill (Chairperson), Curtis, Patterson and Putnam, Dr. Joskow and Ms. Baxter.

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Investment Oversight Committees. The Investment Oversight Committees regularly meet with investment personnel of Putnam Management to review the investment performance and strategies of the funds in light of their stated investment objectives and policies. The Committees seek to identify any compliance issues that are unique to the applicable categories of funds and work with the appropriate Board committees to ensure that any such issues are properly addressed. Investment Oversight Committee A currently consists of Messrs. Darretta (Chairperson), Putnam and Ms. Baxter. Investment Oversight Committee B currently consists of Messrs. Akhoury (Chairperson) and Curtis. Investment Oversight Committee C currently consists of Messrs. Leibler (Chairperson), Hill and Dr. Kennan. Investment Oversight Committee D currently consists of Messrs. Worley (Chairperson), Stephens and Dr. Joskow. Investment Oversight Committee E currently consists of Ms. Drucker (Chairperson), and Messrs. Patterson and Reynolds.

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Investment Oversight Coordinating Committee. The Investment Oversight Coordinating Committee coordinates the work of the Investment Oversight Committees and works with representatives of Putnam Management to coordinate the Board's general oversight of the investment performance of the funds. From time to time, as determined by the Chairman of the Board, the Committee may also review particular matters relating to fund investments and Putnam Management's investment process. The Committee currently consists of Ms. Drucker (Chairperson) and Messrs. Akhoury, Darretta, Leibler and Worley.

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Pricing Committee. The Pricing Committee oversees the valuation of assets of the Putnam funds and reviews the funds’ policies and procedures for achieving accurate and timely pricing of fund shares. The Committee also oversees implementation of these policies, including fair value determinations of individual securities made by Putnam Management or other designated agents of the funds. The Committee also oversees compliance by money market funds with Rule 2a-7 and the correction of occasional pricing errors. The Committee also reviews matters related to the liquidity of portfolio holdings. The Committee reports to the Trustees and makes recommendations to the Trustees regarding these matters. The Committee currently consists of Messrs. Leibler (Chairperson), Darretta, Hill, Patterson, Stephens and Ms. Drucker.

Indemnification of Trustees

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The Agreement and Declaration of Trust of the fund provides that the fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the fund, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the fund or that such indemnification would relieve any officer or Trustee of any liability to the fund or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The fund, at its expense, provides liability insurance for the benefit of its Trustees and officers.

For details of Trustees’ fees paid by the fund and information concerning retirement guidelines for the Trustees, see “Charges and expenses” in Part I of this SAI.

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Putnam Management and its affiliates

Putnam Management is one of America’s oldest and largest money management firms. Putnam Management’s staff of experienced portfolio managers and research analysts selects securities and constantly supervises the fund’s portfolio. By pooling an investor’s money with that of other investors, a greater variety of securities can be purchased than would be the case individually; the resulting diversification helps reduce investment risk. Putnam Management has been managing mutual funds since 1937.

Putnam Management is a subsidiary of Putnam Investments, of which a majority is owned through a series of subsidiaries by Great-West Lifeco Inc., which is a financial services holding company with operations in Canada, the United States and Europe and is a member of the Power Financial Corporation group of companies. Power Financial Corporation, a global company with interests in the financial services industry, is a subsidiary of Power Corporation of Canada, a financial, industrial, and communications holding company, of which the Honorable Paul Desmarais, Sr., through a group of private holding companies which he controls, has voting control.

Trustees and officers of the fund who are also officers of Putnam Management or its affiliates or who are stockholders of Putnam Investments or its parent companies will benefit from the advisory fees, sales commissions, distribution fees and transfer agency fees paid or allowed by the fund.

The Management Contract

Under a Management Contract between the fund and Putnam Management, subject to such policies as the Trustees may determine, Putnam Management, at its expense, furnishes continuously an investment program for the fund and makes investment decisions on behalf of the fund. Subject to the control of the Trustees, Putnam Management also manages, supervises and conducts the other affairs and business of the fund, furnishes office space and equipment, provides bookkeeping and clerical services (including determination of the fund’s net asset value, but excluding shareholder accounting services) and places all orders for the purchase and sale of the fund’s portfolio securities. Putnam Management may place fund portfolio transactions with broker-dealers that furnish Putnam Management, without cost to it, certain research, statistical and quotation services of value to Putnam Management and its affiliates in advising the fund and other clients. In so doing, Putnam Management may cause the fund to pay greater brokerage commissions than it might otherwise pay.

For details of Putnam Management’s compensation under the Management Contract, see “Charges and expenses” in Part I of this SAI. Putnam Management’s compensation under the Management Contract may be reduced in any year if the fund’s expenses exceed the limits on investment company expenses imposed by any statute or regulatory authority of any jurisdiction in which shares of the fund are qualified for offer or sale. The term “expenses” is defined in the statutes or regulations of such jurisdictions, and generally excludes brokerage commissions, taxes, interest, extraordinary expenses and, if the fund has a distribution plan, payments made under such plan.

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Fund-specific expense limitation. Under the Management Contract, Putnam Management may reduce its compensation to the extent that the fund’s expenses exceed such lower expense limitation as Putnam Management may, by notice to the fund, declare to be effective. For the purpose of determining any such limitation on Putnam Management’s compensation, expenses of the fund shall not reflect the application of commissions or cash management credits that may reduce designated fund expenses. The terms of any such expense limitation specific to a particular fund are described in the prospectus and/or Part I of this SAI.

Effective August 1, 2009 through July 31, 2010, Putnam Management and the Board of Trustees of the funds agreed to replace the Lipper category expense limitation and custom Lipper expense limitation applicable to certain funds with a new expense limitation arrangement, the details of which are discussed below under “General expense limitation” and “Investor Servicing Agent.”

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General expense limitation. For all funds, effective August 1, 2009 through July 31, 2010, Putnam Management will reimburse expenses of the fund to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis (or from August 1, 2009 through the fund’s next fiscal year end, as applicable), to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period (or since August 1, 2009, as applicable).

Lipper category expense limitation. Prior to August 1, 2009, Putnam Management waived fees (and, to the extent necessary, bore other expenses of the fund) to ensure that the fund paid total fund operating expenses at an annual rate that did not exceed the simple average of the expenses of all front-end load funds viewed by Lipper Inc. as having the same investment classification or objective as the fund (expressed in each case as a percentage of average net assets).

Custom Lipper expense limitation. Prior to August 1, 2009, Putnam Management waived fees (and, to the extent necessary, bore other expenses) of certain funds to ensure that the fund paid total fund operating expenses at an annual rate that did not exceed the simple average of the expenses of a custom group of competitive funds selected by Lipper Inc. based on the size of the fund.

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In addition to the fee paid to Putnam Management, the fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their assistants who provide certain administrative services for the fund and the other Putnam funds, each of which bears an allocated share of the foregoing costs. The aggregate amount of all such payments and reimbursements is determined annually by the Trustees.

The amount of this reimbursement for the fund’s most recent fiscal year is included in “Charges and expenses” in Part I of this SAI. Putnam Management pays all other salaries of officers of the fund. The fund pays all expenses not assumed by Putnam Management including, without limitation, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The fund pays the cost of typesetting for its prospectuses and the cost of printing and mailing any prospectuses sent to its shareholders. Putnam Retail Management pays the cost of printing and distributing all other prospectuses.

The Management Contract provides that Putnam Management shall not be subject to any liability to the fund or to any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties on the part of Putnam Management.

The Management Contract may be terminated without penalty by vote of the Trustees or the shareholders of the fund, or by Putnam Management, on 30 days’ written notice. It may be amended only by a vote of the shareholders of the fund. The Management Contract also terminates without payment of any penalty in the event of its assignment. The Management Contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a “majority of the outstanding voting securities” as defined in the 1940 Act.

Effective January 1, 2007, Putnam Management has entered into a Master Sub-Accounting Services Agreement with State Street Bank and Trust Company ("State Street"), under which Putnam Management has delegated to State Street responsibility for providing certain administrative, pricing, and bookkeeping services for the fund. Putnam Management pays State Street a fee, monthly, based on a combination of fixed annual charges and charges based on the fund's assets and the number and types of securities held by the fund, and reimburses State Street for certain out-of-pocket expenses.

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The Sub-Manager

If so disclosed in the fund’s prospectus, PIL, an affiliate of Putnam Management, has been retained as the sub-manager for a portion of the assets of the fund, as determined by Putnam Management from time to time, pursuant to a sub-management agreement between Putnam Management and PIL. Under the terms of the sub-management contract, PIL, at its own expense, furnishes continuously an investment program for that portion of each such fund that is allocated to PIL from time to time by Putnam Management and makes investment decisions on behalf of such portion of the fund, subject to the supervision of Putnam Management. Putnam Management may also, at its discretion, request PIL to provide assistance with purchasing and selling securities for the fund, including placement of orders with certain broker-dealers. PIL, at its expense, furnishes all necessary investment and management facilities, including salaries of personnel, required for it to execute its duties.

The sub-management contract provides that PIL shall not be subject to any liability to Putnam Management, the fund or any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties on the part of PIL.

The sub-management contract may be terminated with respect to a fund without penalty by vote of the Trustees or the shareholders of the fund, or by PIL or Putnam Management, on 30 days’ written notice. The sub-management contract also terminates without payment of any penalty in the event of its assignment. Subject to applicable law, it may be amended by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. The sub-management contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a “majority of the outstanding voting securities” as defined in the 1940 Act.

The Sub-Adviser

If so disclosed in the fund’s prospectus, The Putnam Advisory Company, LLC (“PAC”), an affiliate of Putnam Management, has been retained as a sub-adviser for a portion of the assets of the fund, as determined from time to time by Putnam Management or, with respect to portions of a fund’s assets for which PIL acts as sub-manager as described above, PIL pursuant to a sub-advisory agreement among Putnam Management, PIL and PAC. Under certain terms of the sub-advisory contract, PAC, at its own expense, furnishes continuously an investment program for that portion of each such fund that is allocated to PAC from time to time by Putnam Management or PIL, as applicable and makes investment decisions on behalf of such portion of the fund, subject to the supervision of Putnam Management or PIL, as the case may be. Putnam Management or PIL, as the case may be, may also, at its discretion, request PAC to provide assistance with purchasing and selling securities for the fund, including placement of orders with certain broker-dealers.

PAC, at its expense, furnishes all necessary investment and management facilities, including salaries of personnel, required for it to execute its duties. The sub-advisory contract provides that PAC shall not be subject to any liability to Putnam Management, PIL, the fund or any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties on the part of PAC.

The sub-advisory contract may be terminated with respect to a fund without penalty by vote of the Trustees or the shareholders of the fund, or by PAC, PIL or Putnam Management, on 30 days’ written notice. The sub-advisory contract also terminates without payment of any penalty in the event of its assignment. Subject to applicable law, it may be amended by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. The sub-advisory contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either

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case, by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a “majority of the outstanding voting securities” as defined in the 1940 Act.

Portfolio Transactions

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Potential conflicts of interest in managing multiple accounts. Like other investment professionals with multiple clients, the fund’s Portfolio Manager(s) may face certain potential conflicts of interest in connection with managing both the fund and the other accounts listed under “PORTFOLIO MANAGERS” “Other accounts managed” at the same time. The paragraphs below describe some of these potential conflicts, which Putnam Management believes are faced by investment professionals at most major financial firms. As described below, Putnam Management and the Trustees of the Putnam funds have adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

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The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (“performance fee accounts”), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

• The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

• The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

• The trading of other accounts could be used to benefit higher-fee accounts (front- running).

• The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

Putnam Management attempts to address these potential conflicts of interest relating to higher-fee accounts through various compliance policies that are generally intended to place all accounts, regardless of fee structure, on the same footing for investment management purposes. For example, under Putnam Management’s policies:

• Performance fee accounts must be included in all standard trading and allocation procedures with all other accounts.

• All accounts must be allocated to a specific category of account and trade in parallel with allocations of similar accounts based on the procedures generally applicable to all accounts in those groups (e.g., based on relative risk budgets of accounts).

• All trading must be effected through Putnam’s trading desks and normal queues and procedures must be followed (i.e., no special treatment is permitted for performance fee accounts or higher-fee accounts based on account fee structure).

• Front running is strictly prohibited.

• The fund’s Portfolio Manager(s) may not be guaranteed or specifically allocated any portion of a performance fee.

As part of these policies, Putnam Management has also implemented trade oversight and review procedures in order to monitor whether particular accounts (including higher-fee accounts or performance fee accounts) are being favored over time.

Potential conflicts of interest may also arise when the Portfolio Manager(s) have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited

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exceptions, Putnam Management’s investment professionals do not have the opportunity to invest in client accounts, other than the Putnam funds. However, in the ordinary course of business, Putnam Management or related persons may from time to time establish “pilot” or “incubator” funds for the purpose of testing proposed investment strategies and products prior to offering them to clients. These pilot accounts may be in the form of registered investment companies, private funds such as partnerships or separate accounts established by Putnam Management or an affiliate. Putnam Management or an affiliate supplies the funding for these accounts. Putnam employees, including the fund’s Portfolio Manager(s), may also invest in certain pilot accounts. Putnam Management, and to the extent applicable, the Portfolio Manager(s) will benefit from the favorable investment performance of those funds and accounts. Pilot funds and accounts may, and frequently do, invest in the same securities as the client accounts. Putnam Management’s policy is to treat pilot accounts in the same manner as client accounts for purposes of trading allocation – neither favoring nor disfavoring them except as is legally required. For example, pilot accounts are normally included in Putnam Management’s daily block trades to the same extent as client accounts (except that pilot accounts do not participate in initial public offerings).

A potential conflict of interest may arise when the fund and other accounts purchase or sell the same securities. On occasions when the Portfolio Manager(s) consider the purchase or sale of a security to be in the best interests of the fund as well as other accounts, Putnam Management’s trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to the fund or another account if one account is favored over another in allocating the securities purchased or sold – for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account. Putnam Management’s trade allocation policies generally provide that each day’s transactions in securities that are purchased or sold by multiple accounts are, insofar as possible, averaged as to price and allocated between such accounts (including the fund) in a manner which in Putnam Management’s opinion is equitable to each account and in accordance with the amount being purchased or sold by each account. Certain exceptions exist for specialty, regional or sector accounts. Trade allocations are reviewed on a periodic basis as part of Putnam Management’s trade oversight procedures in an attempt to ensure fairness over time across accounts.

“Cross trades,” in which one Putnam account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay, or if such trades result in more attractive investments being allocated to higher-fee accounts. Putnam Management and the fund’s Trustees have adopted compliance procedures that provide that any transactions between the fund and another Putnam-advised account are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different investment objectives and strategies of the fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than the fund. Depending on another account’s objectives or other factors, the Portfolio Manager(s) may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to the fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by the Portfolio Manager(s) when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts. As noted above, Putnam Management has implemented trade oversight and review procedures to monitor whether any account is systematically favored over time.

The fund’s Portfolio Manager(s) may also face other potential conflicts of interest in managing the fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing

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both the fund and other accounts. For information on restrictions imposed on personal securities transactions of the fund’s Portfolio Manager(s), please see “– Personal Investments by Employees of Putnam Management and Putnam Retail Management and Officers and Trustees of the Fund.”

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For information about other funds and accounts managed by the fund’s Portfolio Manager(s), please refer to Who oversees and manages the fund(s)? in the prospectus and “PORTFOLIO MANAGERS” “Other accounts managed” in Part I of the SAI.

Brokerage and research services.

Transactions on stock exchanges, commodities markets and futures markets and other agency transactions involve the payment by the fund of negotiated brokerage commissions. Such commissions may vary among different brokers. A particular broker may charge different commissions according to such factors as execution venue and exchange. Although the fund does not typically pay commissions for principal transactions in the over-the-counter markets, such as the markets for most fixed income securities and certain derivatives, an undisclosed amount of profit or “mark-up” is included in the price the fund pays. In underwritten offerings, the price paid by the fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. See “Charges and expenses” in Part I of this SAI for information concerning commissions paid by the fund.

It has for many years been a common practice in the investment advisory business for broker-dealers that execute portfolio transactions for the clients of advisers of investment companies and other institutional investors to provide those advisers with brokerage and research services, as defined in Section 28(e) of the Exchange Act. Consistent with this practice, Putnam Management receives brokerage and research services from broker-dealers with which Putnam Management places the fund's portfolio transactions. The services that broker-dealers may provide to Putnam Management’s managers and analysts include, among others, brokerage and trading systems, economic analysis, investment research, industry and company reviews, statistical information, market data, evaluations of investments, recommendations as to the purchase and sale of investments and performance measurement services. Some of these services are of value to Putnam Management and its affiliates in advising various of their clients (including the fund), although not all of these services are necessarily useful and of value in managing the fund. Research services provided by broker-dealers are supplemental to Putnam Management’s own research efforts and relieve Putnam Management of expenses it might otherwise have borne in generating such research. The management fee paid by the fund is not reduced because Putnam Management and its affiliates receive brokerage and research services even though Putnam Management might otherwise be required to purchase some of these services for cash. Putnam Management may also use portfolio transactions to generate “soft dollar” credits to pay for “mixed-use” services (i.e., products or services that may be used both for investment- and non-investment-related purposes), but in such instances Putnam Management uses its own resources to pay for that portion of the mixed-use product or service that in its good-faith judgment does not relate to investment or brokerage purposes. Putnam Management may also allocate trades to generate soft dollar credits for third-party investment research reports and related fundamental research.

Putnam Management places all orders for the purchase and sale of portfolio investments for the funds, and buys and sells investments for the funds, through a substantial number of brokers and dealers. In selecting broker-dealers to execute the funds’ portfolio transactions, Putnam Management uses its best efforts to obtain for each fund the most favorable price and execution reasonably available under the circumstances, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution and in considering the overall reasonableness of the brokerage commissions paid, Putnam Management, having in mind the fund's best interests, considers all factors it deems relevant, including, in no particular order of importance, and by way of illustration, price, the size and type of the transaction, the nature of the market for the security or other investment, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

Putnam Management may cause the fund to pay a broker-dealer that provides "brokerage and research services" (as defined in the Exchange Act and as described above) to Putnam Management an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the

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fund on an agency basis in excess of the commission another broker-dealer would have charged for effecting that transaction. Putnam Management may also instruct an executing broker to “step out” a portion of the trades placed with a broker to other brokers that provide brokerage and research services to Putnam Management. Putnam Management's authority to cause the fund to pay any such greater commissions or to instruct a broker to “step out” a portion of a trade is subject to the requirements of applicable law and such policies as the Trustees may adopt from time to time. It is the position of the staff of the Securities and Exchange Commission that Section 28(e) of the Exchange Act does not apply to the payment of such greater commissions in "principal" transactions. Accordingly, Putnam Management will use its best effort to obtain the most favorable price and execution available with respect to such transactions, as described above.

The Trustees of the funds have directed Putnam, subject to seeking most favorable pricing and execution, to use its best efforts to allocate a portion of overall fund trades to trading programs which generate commission credits to pay fund expenses such as shareholder servicing and custody charges. The extent of any commission credits generated for this purpose may vary significantly from time to time and from fund to fund depending on, among other things, the nature of each fund's trading activities and market conditions.

The Management Contract provides that commissions, fees, brokerage or similar payments received by Putnam Management or an affiliate in connection with the purchase and sale of portfolio investments of the fund, less any direct expenses approved by the Trustees, shall be recaptured by the fund through a reduction of the fee payable by the fund under the Management Contract. Putnam Management seeks to recapture for the fund soliciting dealer fees on the tender of the fund's portfolio securities in tender or exchange offers. Any such fees which may be recaptured are likely to be minor in amount.

Principal Underwriter

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Putnam Retail Management, located at One Post Office Square, Boston, MA 02109 is the principal underwriter of shares of the fund and the other continuously offered Putnam funds. Putnam Retail Management is not obligated to sell any specific amount of shares of the fund and will purchase shares for resale only against orders for shares. See “Charges and expenses” in Part I of this SAI for information on sales charges and other payments received by Putnam Retail Management.

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Personal Investments by Employees of Putnam Management and Putnam Retail Management and
Officers and Trustees of the Fund

Employees of Putnam Management, PIL, PAC and Putnam Retail Management and officers and Trustees of the fund are subject to significant restrictions on engaging in personal securities transactions. These restrictions are set forth in the Codes of Ethics adopted by Putnam Management, PIL, PAC and Putnam Retail Management (the Putnam Investments Code of Ethics) and by the fund (the Putnam Funds Code of Ethics). The Putnam Investments Code of Ethics and the Putnam Funds Code of Ethics, in accordance with Rule 17j-1 of the 1940 Act, contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the fund.

The Putnam Investments Code of Ethics does not prohibit personnel from investing in securities that may be purchased or held by the fund. However, the Putnam Investments Code of Ethics, consistent with standards recommended by the Investment Company Institute’s Advisory Group on Personal Investing and requirements established by Rule 17j-1 and rules adopted under the Investment Advisers Act of 1940, among other things, prohibits personal securities investments without pre-clearance, imposes time periods during which personal transactions may not be made in certain securities by employees with access to investment information, and requires the timely submission of broker confirmations and quarterly reporting of personal securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process.

The Putnam Funds Code of Ethics incorporates and applies the restrictions of the Putnam Investments Code of

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Ethics to officers and Trustees of the fund who are affiliated with Putnam Investments. The Putnam Funds Code of Ethics does not prohibit unaffiliated officers and Trustees from investing in securities that may be held by the fund; however, the Putnam Funds Code of Ethics regulates the personal securities transactions of unaffiliated Trustees of the fund, including limiting the time periods during which they may personally buy and sell certain securities and requiring them to submit reports of personal securities transactions under certain circumstances.

The fund’s Trustees, in compliance with Rule 17j-1, approved the Putnam Investments and the Putnam Funds Codes of Ethics and are required to approve any material changes to these Codes. The Trustees also provide continued oversight of personal investment policies and annually evaluate the implementation and effectiveness of the Codes of Ethics.

Investor Servicing Agent

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Putnam Investor Services, Inc., located at One Post Office Square, Boston, MA 02109, is the fund’s investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees that are paid monthly by the fund as an expense of all its shareholders. The fee paid to Putnam Investor Services, subject to certain limitations, is based on a fund’s retail asset level, the number of shareholder accounts in the fund and the level of defined contribution plan assets in the fund. Effective August 1, 2009 through at least July 31, 2010, investor servicing fees for the fund will not exceed an annual rate of 0.375% of the fund’s average assets. Prior to January 1, 2009, the fund’s investor servicing agent was Putnam Fiduciary Trust Company (“PFTC”).

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Custodian

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State Street Bank and Trust Company, located at 2 Avenue de Lafayette, Boston, Massachusetts 02111, is the fund’s custodian. State Street is responsible for safeguarding and controlling the fund’s cash and securities, handling the receipt and delivery of securities, collecting interest and dividends on the fund’s investments, serving as the fund’s foreign custody manager, providing reports on foreign securities depositaries, making payments covering the expenses of the fund and performing other administrative duties. State Street does not determine the investment policies of the fund or decide which securities the fund will buy or sell. State Street has a lien on the fund’s assets to secure charges and advances made by it. The fund may from time to time enter into brokerage arrangements that reduce or recapture fund expenses, including custody expenses. The fund also has an offset arrangement that may reduce the fund’s custody fee based on the amount of cash maintained by its custodian.

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Counsel to the Trust and the Independent Trustees

Ropes & Gray LLP serves as counsel to the Trust and the independent Trustees, and is located at One International Place, Boston, Massachusetts 02110.

DETERMINATION OF NET ASSET VALUE

The fund determines the net asset value per share of each class of shares once each day the New York Stock Exchange (the “Exchange”) is open. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year’s Day, Rev. Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving Day and Christmas Day. The fund determines net asset value as of the close of regular trading on the Exchange, normally 4:00 p.m. Eastern time. The net asset value per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares.

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Assets of money market funds are valued at amortized cost pursuant to Rule 2a-7 of the 1940 Act. For other funds, securities and other assets (“Securities”) for which market quotations are readily available are valued at prices which, in the opinion of Putnam Management, most nearly represent the market values of such Securities. Currently, prices for these Securities are determined using the last reported sale price (or official closing price for Securities listed on certain markets) or, if no sales are reported (as in the case of some Securities traded over-the-counter), the last reported bid price, except that certain Securities are valued at the mean between the last reported bid and ask prices. All other Securities are valued by Putnam Management or other parties at their fair value following procedures approved by the Trustees.

Reliable market quotations are not considered to be readily available for, among other Securities, long-term corporate bonds and notes, certain preferred stocks, tax-exempt securities, and certain foreign securities. These investments are valued at fair value, generally on the basis of valuations furnished by approved pricing services, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. Other Securities, such as various types of options, are valued at fair value on the basis of valuations furnished by broker-dealers or other market intermediaries.

Putnam Management values all other Securities at fair value using its internal resources. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the Securities (including any registration expenses that might be borne by the fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted Securities of the same class, the size of the holding, the prices of any recent transactions or offers with respect to such Securities and any available analysts’ reports regarding the issuer. In the case of Securities that are restricted as to resale, Putnam Management determines fair value based on the inherent worth of the Security without regard to the restrictive feature, adjusted for any diminution in value resulting from the restrictive feature.

Generally, trading in certain Securities (such as foreign securities) is substantially completed each day at various times before the close of the Exchange. The closing prices for these Securities in markets or on exchanges outside the U.S. that close before the close of the Exchange may not fully reflect events that occur after such close but before the close of the Exchange. As a result, the fund has adopted fair value pricing procedures, which, among other things, require the fund to fair value foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will vary, it is possible that fair value prices will be used by the fund to a significant extent. In addition, Securities held by some of the funds may be traded in foreign markets that are open for business on days that the fund is not, and the trading of such Securities on those days may have an impact on the value of a shareholder’s investment at a time when the shareholder cannot buy and sell shares of the fund.

Currency exchange rates used in valuing Securities are normally determined as of 3:00 p.m. Eastern time. Occasionally, events affecting such exchange rates may occur between the time of the determination of exchange rates and the close of the Exchange, which, in the absence of fair valuation, would not be reflected in the computation of the fund’s net asset value. If events materially affecting the currency exchange rates occur during such period, then the exchange rates used in valuing affected Securities will be valued by Putnam Management at their fair value following procedures approved by the Trustees.

In addition, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain Securities (such as convertible bonds, U.S. government securities and tax-exempt securities) are determined based on market quotations collected before the close of the Exchange. Occasionally, events affecting the value of such Securities may occur between the time of the determination of value and the close of the Exchange, which, in the absence of fair value prices, would not be reflected in the computation of the fund’s net asset value. If events materially affecting the value of such Securities occur during such period, then these Securities will be valued by Putnam Management at their fair

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value following procedures approved by the Trustees. It is expected that any such instance would be very rare.

The fair value of Securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such Securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a Security at a given point in time and does not reflect an actual market price.

The fund may also value its Securities at fair value under other circumstances pursuant to procedures approved by the Trustees.

Money Market Funds

Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the 1940 Act.

Since the net income of a money market fund is declared as a dividend each time it is determined, the net asset value per share of a money market fund remains at $1.00 per share immediately after such determination and dividend declaration. Any increase in the value of a shareholder’s investment in a money market fund representing the reinvestment of dividend income is reflected by an increase in the number of shares of that fund in the shareholder’s account on the last business day of each month. It is expected that a money market fund’s net income will normally be positive each time it is determined. However, if because of realized losses on sales of portfolio investments, a sudden rise in interest rates, or for any other reason the net income of a fund determined at any time is a negative amount, a money market fund may offset such amount allocable to each then shareholder’s account from dividends accrued during the month with respect to such account. If, at the time of payment of a dividend, such negative amount exceeds a shareholder’s accrued dividends, a money market fund may reduce the number of outstanding shares by treating the shareholder as having contributed to the capital of the fund that number of full and fractional shares which represent the amount of the excess. Each shareholder is deemed to have agreed to such contribution in these circumstances by his or her investment in a money market fund.

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ADDITIONAL PAYMENTS

In addition to the ongoing payments described under “Distribution Plan,” Putnam Retail Management and its affiliates also pay additional compensation to selected insurance companies (or affiliated broker-dealers) to whom shares of the funds are offered (“Record Owners”) and to dealers that sell variable insurance products (“dealers”) as described below. These payments may create an incentive for a Record Owner firm, dealer firm or their representatives to recommend or offer shares of the fund or other Putnam funds, or insurance products for which the funds serve as underlying investments, to its customers. These additional payments are made pursuant to agreements with Record Owners and dealers and do not change the price paid by investors for the purchase of a share or the amount a fund will receive as proceeds from such sales or the distribution (12b-1) fees and other expenses paid by the fund as shown under the heading Fees and Expenses in the prospectus.

Marketing and/or Administrative Services Support Payments

Putnam Retail Management and its affiliates will make payments to certain Record Owners and dealers for their marketing and/or administrative support services, including business planning assistance, educating dealer personnel about the funds and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund list, access to sales meetings, sales representatives and management representatives of the dealer and administrative services performed by the Record Owner or dealer. These payments are generally based on one or more of the following factors: average assets of a fund attributable to that dealer, gross or net sales of the funds attributable to that dealer or a negotiated lump sum payment for services rendered.

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Putnam Retail Management and its affiliates compensate Record Owners and dealers differently depending upon, among other factors, the level and/or type of marketing and/or administrative support servicing provided by the Record Owner or dealer.

Marketing and/or administrative support payments to any one Record Owner or dealer are not expected, with certain limited exceptions, to exceed 0.25% of the average assets of the funds attributable to that Record Owner or dealer on an annual basis.

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The following Record Owners and dealers (and such Record Owner’s and dealer’s affiliates) received marketing and/or administrative support payments from Putnam Retail Management and its affiliates during calendar year ended December 31, 2009: To be filed by Amendment

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Additional Record Owners and dealers may receive marketing and/or administrative support payments in 2009 and in future years. Any additions, modifications or deletions to the list of Record Owners and dealers identified above that have occurred since December 31, 2009 are not reflected. You can ask your Record Owner or dealer about any payments it receives from Putnam Retail Management and its affiliates.

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Other Payments

From time to time, Putnam Retail Management, at its expense, may provide additional compensation to Record Owners or dealers which sell or arrange for the sale of shares of the fund or variable insurance products to the extent not prohibited by laws or the rules of any self-regulatory agency, such as FINRA. Such compensation provided by Putnam Retail Management may include financial assistance to Record Owners or dealers that enable Putnam Retail Management to participate in and/or present at Record Owner or dealer-sponsored educational conferences or seminars, sales or training programs for invited registered representatives and other Record Owner or dealer employees, Record Owner or dealer entertainment, and other Record Owner or dealer-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, retention and due diligence trips. Putnam Retail Management makes payments for entertainment events it deems appropriate, subject to Putnam Retail Management’s internal guidelines and applicable law. These payments may vary upon the nature of the event.

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Putnam Investor Services makes payments to certain dealers that distribute the insurance products for which the funds serve as underlying funding vehicles for subaccounting and similar recordkeeping services provided to shareholders of other Putnam funds.

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You can ask your Record Owner or dealer for information about payments it receives from Putnam Retail Management and its affiliates and the services it provides for those payments.

REDEMPTIONS

Suspension of redemptions. The fund may not suspend shareholders’ right of redemption, or postpone payment for more than seven days, unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the Commission for protection of investors.

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In-kind redemptions. In Putnam’s discretion, the fund will consider satisfying all or a portion of a redemption request by distributing securities or other property in lieu of cash (“in-kind” redemptions). Any transaction costs or other expenses involved in liquidating securities received in an in-kind redemption will be borne by the redeeming investor. For information regarding procedures for in-kind redemptions, please contact Putnam Retail Management.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the fund. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the fund or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of fund property for all loss and expense of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund would be unable to meet its obligations. The likelihood of such circumstances appears to be remote.

DISCLOSURE OF PORTFOLIO INFORMATION

The Trustees of the Putnam funds have adopted policies with respect to the disclosure of the fund’s portfolio holdings by the fund, Putnam Management, or their affiliates. These policies provide that information about the fund’s portfolio generally may not be released to any party prior to (i) the day after the posting of such information on the Putnam Investments website, (ii) the filing of the information with the SEC in a required filing, or (iii) the dissemination of such information to all shareholders simultaneously. Certain limited exceptions pursuant to the fund’s policies are described below. The Trustees will periodically receive reports from the fund’s Chief Compliance Officer regarding the operation of these policies and procedures, including any arrangements to make non-public disclosures of the fund’s portfolio information to third parties. Putnam Management and its affiliates are not permitted to receive compensation or other consideration in connection with disclosing information about the fund’s portfolio holdings to third parties.

Public Disclosures

The fund’s portfolio holdings are currently disclosed to the public through required filings with the SEC and voluntary postings on the Putnam Investments website. The fund files its portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of the fund’s fiscal year). Shareholders may obtain the fund’s Form N-CSR and N-Q filings on the SEC’s website at http://www.sec.gov. In addition, the fund’s Form N-CSR and N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the public reference room.

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Putnam Management also currently makes the fund’s portfolio information publicly available on the Putnam Investments website, putnam.com, as disclosed in the following table:

Information	Frequency of Disclosure	Date of Web Posting

Full Portfolio Holdings	Quarterly	Last business day of the month
following the end of each
calendar quarter(1)

Top 10 Portfolio Holdings and	Monthly	Approximately 15 days after the
other portfolio statistics		end of each month

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(1) Putnam VT Money Market Fund makes full quarterly holdings available on the Putnam website on or after the sixth business day after the end of each calendar quarter and may do so more frequently if determined by the Funds’ Chief Compliance Officer, but only to the extent it is in the best interest of Putnam VT Money Market Fund’s shareholders.

The scope of the information relating to the fund’s portfolio that is made available on the website may change from time to time without notice. In addition, the posting of fund holdings may be delayed in some instances for technical reasons.

Putnam Management or its affiliates may include fund portfolio information that has already been made public through a Web posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that, in the case of information made public through the Web, the information is disclosed no earlier than the day after the date of posting to the website.

Other Disclosures

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In order to address potential conflicts between the interest of fund shareholders, on the one hand, and those of Putnam Management, Putnam Retail Management or any affiliated person of those entities or of the fund, on the other hand, the fund’s policies require that non-public disclosures of information regarding the fund’s portfolio may be made only if there is a legitimate business purpose consistent with fiduciary duties to all shareholders of the fund. In addition, the party receiving the non-public information must sign a non-disclosure agreement unless otherwise approved by the Chief Compliance Officer of the fund. Arrangements to make non-public disclosures of the fund’s portfolio information must be approved by the Chief Compliance Officer of the fund. The Chief Compliance Officer will report on an ongoing basis to a committee of the fund’s Board of Trustees consisting only of Trustees who are not “interested persons” of the fund or Putnam Management regarding any such arrangement that the fund may enter into with third parties other than service providers to the fund.

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The fund periodically discloses its portfolio information on a confidential basis to various service providers that require such information in order to assist the fund with its day-to-day business affairs. In addition to Putnam Management and its affiliates, including PFTC and PRM, these service providers include the fund’s custodian (State Street Bank and Trust Company) and any sub-custodians, pricing services, independent registered public accounting firm, legal counsel (Ropes & Gray LLP), financial printer (McMunn Associates, Inc.), and proxy voting service (Glass, Lewis & Co). These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the fund.

The fund may also periodically provide non-public information about its portfolio holdings to rating and ranking organizations, such as Lipper Inc. and Morningstar Inc., in connection with those firms’ research on and classification of the fund and in order to gather information about how the fund’s attributes (such as volatility, turnover, and expenses) compare with those of peer funds. The fund may also periodically provide non-public information about its portfolio holdings to consultants that provide portfolio analysis services or other investment research. Any such rating, ranking, or consulting firm would be required to keep the fund’s portfolio information confidential and would be prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the fund.

PROXY VOTING GUIDELINES AND PROCEDURES

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The Trustees of the Putnam funds have established proxy voting guidelines and procedures that govern the voting of proxies for the securities held in the funds’ portfolios. The proxy voting guidelines summarize the funds’ positions on various issues of concern to investors, and provide direction to the proxy voting service

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used by the funds as to how fund portfolio securities should be voted on proposals dealing with particular issues. The proxy voting procedures explain the role of the Trustees, Putnam Management, the proxy voting service and the funds’ proxy manager in the proxy voting process, describe the procedures for referring matters involving investment considerations to the investment personnel of Putnam Management and describe the procedures for handling potential conflicts of interest. The Putnam funds’ proxy voting guidelines and procedures are included in this SAI as Appendix A. Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2009 is available on the Putnam Individual Investor website, putnam.com/individual, and on the SEC’s website at www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures by calling Putnam’s Shareholder Services at 1-800-225-1581.

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SECURITIES RATINGS

The ratings of securities in which the fund may invest will be measured at the time of purchase and, to the extent a security is assigned a different rating by one or more of the various rating agencies, Putnam Management may use the highest rating assigned by any agency. Putnam Management will not necessarily sell an investment if its rating is reduced. The following rating services describe rated securities as follows:

Moody’s Investors Service, Inc.

Bonds

Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds which are rated Baa are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

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Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Notes

MIG 1/VMIG 1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Commercial paper

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by the following characteristics:

-- Leading market positions in well established industries.

-- High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

-- Well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard & Poor’s

Bonds

AAA -- An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA -- An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A -- An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB -- An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

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Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB -- An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B -- An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligations. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC -- An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC -- An obligation rated CC is currently highly vulnerable to nonpayment.

C -- The C rating may be used to cover a situation where a bankruptcy petition has been filed, or similar action has been taken, but payments on this obligation are being continued.

D -- An obligation rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition, or the taking of a similar action if payments on an obligation are jeopardized.

Notes

SP-1 -- Strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

SP-2 -- Satisfactory capacity to pay principal and interest.

SP-3 -- Speculative capacity to pay principal and interest.

Commercial paper

A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated ‘A-1’.

A-3 -- Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

Fitch Investors Service, Inc.

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AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA -- Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

A -- Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB -- Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB -- Bonds considered to be speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B -- Bonds are considered highly speculative. Bonds in this class are lightly protected as to the obligor’s ability to pay interest over the life of the issue and repay principal when due.

CCC -- Bonds have certain characteristics which, with passing of time, could lead to the possibility of default on either principal or interest payments.

CC -- Bonds are minimally protected. Default in payment of interest and/or principal seems probable.

C -- Bonds are in actual or imminent default in payment of interest or principal.

DDD -- Bonds are in default and in arrears in interest and/or principal payments. Such bonds are extremely speculative and should be valued only on the basis of their value in liquidation or reorganization of the obligor.

CLAIMS-PAYING ABILITY RATINGS

The fund may invest in securities insured at the time of purchase as to the payment of principal and interest in the event of default. The fund may buy investments insured by (or insurance from) insurance companies whose claims-paying ability is rated by rating agencies.

An insurance claims-paying ability rating does not constitute an opinion on any specific contract. Furthermore, an insurance claims-paying ability rating does not take in account deductibles, surrender or cancellation penalties or the timeliness of payment; nor does it address the ability of a company to meet non-policy obligations (i.e., debt contracts).

The assignment of ratings to debt issues that are fully or partially supported by insurance policies, contracts, or guarantees is a separate process from the determination of claims-paying ability ratings. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a key element in the rating determination of such debt issues.

Listed below are rating agencies and their corresponding claims-paying ability ratings.

Standard & Poor’s Insurance Claims-Paying Ability Ratings

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An S&P insurance claims-paying ability rating is an assessment of an operating insurance company’s financial capacity to meet its obligations under an insurance policy in accordance with its terms. For example, an insurer with an insurance claims-paying ability rating of AAA by S&P has the highest rating assigned by S&P, which means its capacity to honor insurance contracts is deemed by S&P to be extremely strong and highly likely to remain so over a long period of time.

Secure claims-paying ability – AAA to BBB

Vulnerable claims-paying ability – BB to CCC

AAA -- Superior financial security on an absolute and relative basis. Capacity to meet policyholder obligations is overwhelming under a variety of economic and underwriting conditions.

AA -- Excellent financial security. Capacity to meet policyholder obligations is strong under a variety of economic and underwriting conditions.

A -- Good financial security, but capacity to meet policyholder obligations is somewhat susceptible to adverse economic and underwriting conditions.

BBB -- Adequate financial security, but capacity to meet policyholder obligations is susceptible to adverse economic and underwriting conditions.

BB -- Financial security may be adequate, but capacity to meet policyholder obligations, particularly with respect to long-term or "long-tail" policies, is vulnerable to adverse economic and underwriting conditions.

B -- Vulnerable financial security. Currently able to meet policyholder obligations, but capacity to meet policyholder obligations is particularly vulnerable to adverse economic and underwriting conditions.

CCC, CC, C -- Extremely vulnerable financial security. Continued capacity to meet policyholder obligations is highly questionable unless favorable economic and underwriting conditions prevail.

R Regulatory action -- As of the date indicated, the insurer is under supervision of insurance regulators following rehabilitation, receivership, liquidation, or any other action that reflects regulatory concern about the insurer's financial condition. Information on this status is provided by the National Association of Insurance Commissioners and other regulatory bodies. Although believed to be accurate, this information is not guaranteed. The 'R' rating does not apply to insurers subject only to non-financial actions such as market conduct violations.

Notes:

NR = Not Rated. The insurer is not rated by Standard & Poor's. The issue has not yet been evaluated by the respective credit rating agency. It is no indication as to the merits of the issue.

Plus (+) or minus (-): The ratings from 'AA' to 'B' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody’s Investors Service, Inc. Insurance Claims-Paying Ability Ratings

A Moody’s insurance claims-paying ability rating is an opinion by Moody’s about the ability of an insurance company to repay punctually senior policyholder obligations and claims. For example, an insurer with an insurance claims-paying ability rating of Aaa by Moody’s is deemed by Moody’s to be of the best quality. In the opinion of Moody’s, the policy obligations of an insurance company with an insurance claims-paying ability rating of Aaa carries the smallest degree of credit risk and, while the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair the company’s

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fundamentally strong position.

Moody’s claims-paying ability ratings are as follows:

Long-Term Insurance Financial Strength Ratings

Moody's rating symbols for Insurance Financial Strength Ratings are identical to those used to indicate the credit quality of long-term obligations. These rating gradations provide investors with a system for measuring an insurance company's ability to meet its senior policyholder claims and obligations.

Aaa - Insurance companies rated Aaa offer exceptional financial security. While the credit profile of these companies is likely to change, such changes as can be visualized are most unlikely to impair their fundamentally strong position.

Aa - Insurance companies rated Aa offer excellent financial security. Together with the Aaa group, they constitute what are generally known as high-grade companies. They are rated lower than Aaa companies because long-term risks appear somewhat larger.

A - Insurance companies rated A offer good financial security. However, elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Insurance companies rated Baa offer adequate financial security. However, certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

Ba - Insurance companies rated Ba offer questionable financial security. Often the ability of these companies to meet policyholder obligations may be very moderate and thereby not well safeguarded in the future.

B - Insurance companies rated B offer poor financial security. Assurance of punctual payment of policyholder obligations over any long period of time is small.

Caa - Insurance companies rated Caa offer very poor financial security. They may be in default on their policyholder obligations or there may be present elements of danger with respect to punctual payment of policyholder obligations and claims.

Ca - Insurance companies rated Ca offer extremely poor financial security. Such companies are often in default on their policyholder obligations or have other marked shortcomings.

C - Insurance companies rated C are the lowest-rated class of insurance company and can be regarded as having extremely poor prospects of ever offering financial security.

Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. Numeric modifiers are used to refer to the ranking within a group with 1 being the highest and 3 being the lowest. However, the financial strength of companies within a generic rating symbol (Aa, for example) is broadly the same.

Fitch IBCA / International Insurance Claims-Paying Ability Ratings

Fitch IBCA credit ratings are an opinion on the ability of an entity or of a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis. Fitch IBCA credit ratings apply to a variety of entities and issues, including but not limited to sovereigns, governments, structured financings, and corporations; debt, preferred/preference stock, bank loans, and counterparties; as well as the claims-paying ability of insurance companies and financial guarantors.

AAA -- Exceptionally strong claims-paying ability. Insurers assigned this highest rating have an exceptionally

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strong capacity to meet policyholder obligations and provide policyholder benefits. The impact of any adverse business and economic factors on the claims-paying ability of these insurers is expected to be minimal.

AA --Very strong claims-paying ability. Insurers rated ‘AA’ have a very strong capacity to meet policyholder obligations and provide policyholder benefits. The impact of any adverse business and economic factors on the claims-paying ability of these insurers is expected to be very small.

A -- Strong claims-paying ability. Insurers rated ‘A’ have a strong capacity to meet policyholder obligations and provide policyholder benefits. Although adverse business and economic factors may have an impact on the claims-paying ability of these insurers, the effect of such factors is expected to be small.

BBB -- Good claims-paying ability. Insurers rated ‘BBB’ have a good capacity to meet policyholder obligations and provide policyholder benefits. However, their claims-paying ability may be more susceptible than that of higher rated insurers to the impact of adverse business and economic factors.

BB -- Speculative claims-paying ability. Insurers rated ‘BB’ have a capacity to meet policyholder obligations and provide policyholder benefits which is regarded as speculative. The impact of adverse business and economic factors on their claims-paying ability is considered likely to be more problematic than in the case of higher rated insurers.

B -- Vulnerable claims-paying ability. Insurers rated ‘B’ have a vulnerable capacity to meet policyholder obligations and provide policyholder benefits. The impact of adverse business and economic factors on their claims-paying ability is considered likely to be significant.

CCC, CC, C-- Highly vulnerable claims-paying ability. Insurance companies assigned one of these ratings are considered very weak with respect to their capacity to meet policyholder obligations and provide policyholder benefits. The insurer may be under the supervision of an insurance regulator and already may not be making all payments in a timely fashion.

D -- Insurers which have been placed in liquidation by insurance regulators and for which policy or claims payments are being controlled, delayed, or reduced.

Notes:

"+" or "-" may be appended to a rating to indicate the relative position of a credit within the rating category. Such suffixes are not added to the ‘AAA’ and ‘D’ categories.

IQ ratings - Fitch IBCA Qualified: Provided for issuers based solely on information in the public domain. These ratings include significant analytical input. Because of the reduced information presented in this process, compared with the full claims-paying ability rating approach, these ratings tend to be conservative and do not employ "+" or "-" qualifiers.

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Appendix A

Proxy voting guidelines of the Putnam funds

The proxy voting guidelines below summarize the funds’ positions on various issues of concern to investors, and give a general indication of how fund portfolio securities will be voted on proposals dealing with particular issues. The funds’ proxy voting service is instructed to vote all proxies relating to fund portfolio securities in accordance with these guidelines, except as otherwise instructed by the Proxy Manager, a member of the Office of the Trustees who is appointed to assist in the coordination and voting of the funds’ proxies.

The proxy voting guidelines are just that – guidelines. The guidelines are not exhaustive and do not address all potential voting issues. Because the circumstances of individual companies are so varied, there may be instances when the funds do not vote in strict adherence to these guidelines. For example, the proxy voting service is expected to bring to the Proxy Manager’s attention proxy questions that are company-specific and of a non-routine nature and that, even if covered by the guidelines, may be more appropriately handled on a case-by-case basis.

Similarly, Putnam Management’s investment professionals, as part of their ongoing review and analysis of all fund portfolio holdings, are responsible for monitoring significant corporate developments, including proxy proposals submitted to shareholders, and notifying the Proxy Manager of circumstances where the interests of fund shareholders may warrant a vote contrary to these guidelines. In such instances, the investment professionals submit a written recommendation to the Proxy Manager and the person or persons designated by Putnam Management’s Legal and Compliance Department to assist in processing referral items under the funds’ “Proxy Voting Procedures.” The Proxy Manager, in consultation with the funds’ Senior Vice President, Executive Vice President, and/or the Chair of the Board Policy and Nominating Committee, as appropriate, will determine how the funds’ proxies will be voted. When indicated, the Chair of the Board Policy and Nominating Committee may consult with other members of the Committee or the full Board of Trustees.

The following guidelines are grouped according to the types of proposals generally presented to shareholders. Part I deals with proposals submitted by management and approved and recommended by a company’s board of directors. Part II deals with proposals submitted by shareholders. Part III addresses unique considerations pertaining to non-U.S. issuers.

The Trustees of the Putnam funds are committed to promoting strong corporate governance practices and encouraging corporate actions that enhance shareholder value through the judicious voting of the funds’ proxies. It is the funds’ policy to vote their proxies at all shareholder meetings where it is practicable to do so. In furtherance of this, the funds’ have requested that their securities lending agent recall each domestic issuer’s voting securities that are on loan, in advance of the record date for the issuer’s shareholder meetings, so that the funds may vote at the meetings.

The Putnam funds will disclose their proxy votes not later than August 31 of each year for the most recent 12-month period ended June 30, in accordance with the timetable established by SEC rules.

I. Board-Approved Proposals

The vast majority of matters presented to shareholders for a vote involve proposals made by a company itself (sometimes referred to as “management proposals”), which have been approved and recommended by its board of directors. In view of the enhanced corporate governance practices currently being implemented in public companies and of the funds’ intent to hold corporate boards accountable for their actions in promoting shareholder interests, the funds’ proxies generally will be voted for the decisions reached by majority independent boards of directors, except as otherwise indicated in these guidelines. Accordingly, the funds’ proxies will be voted for board-approved proposals, except as follows:

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Matters relating to the Board of Directors

Uncontested Election of Directors

The funds’ proxies will be voted for the election of a company’s nominees for the board of directors, except as follows:

► The funds will withhold votes from the entire board of directors if

• the board does not have a majority of independent directors,

•  the board has not established independent nominating, audit, and compensation committees,

•  the board has more than 19 members or fewer than five members, absent special circumstances,

•  the board has not acted to implement a policy requested in a shareholder proposal that received the support of a majority of the shares of the company cast at its previous two annual meetings, or

•  the board has adopted or renewed a shareholder rights plan (commonly referred to as a “poison pill”) without shareholder approval during the current or prior calendar year.

► The funds will on a case-by-case basis withhold votes from the entire board of directors, or from particular directors as may be appropriate, if the board has approved compensation arrangements for one or more company executives that the funds determine are unreasonably excessive relative to the company’s performance or has otherwise failed to observe good corporate governance practices.

►The funds will withhold votes from any nominee for director:

•  who is considered an independent director by the company and who has received compensation within the last three years from the company other than for service as a director (e.g., investment banking, consulting, legal, or financial advisory fees),

•  who attends less than 75% of board and committee meetings without valid reasons for the absences (e.g., illness, personal emergency, etc.),

•  of a public company (Company A) who is employed as a senior executive of another company (Company B), if a director of Company B serves as a senior executive of Company A (commonly referred to as an “interlocking directorate”), or

•  who serves on more than five unaffiliated public company boards (for the purpose of this guideline, boards of affiliated registered investment companies will count as one board).

Commentary:

Board independence: Unless otherwise indicated, for the purposes of determining whether a board has a majority of independent directors and independent nominating, audit, and compensation committees, an “independent director” is a director who (1) meets all requirements to serve as an independent director of a company under the NYSE Corporate Governance Rules (e.g., no material business relationships with the company and no present or recent employment relationship with the company including employment of an immediate family member as an executive officer), and (2) has not within the last three years accepted directly or indirectly any consulting, advisory, or other compensatory fee from the company other than in his or her capacity as a member of the board of directors or any board committee. The funds’ Trustees believe that the

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recent (i.e., within the last three years) receipt of any amount of compensation for services other than service as a director raises significant independence issues.

Board size: The funds’ Trustees believe that the size of the board of directors can have a direct impact on the ability of the board to govern effectively. Boards that have too many members can be unwieldy and ultimately inhibit their ability to oversee management performance. Boards that have too few members can stifle innovation and lead to excessive influence by management.

Time commitment: Being a director of a company requires a significant time commitment to adequately prepare for and attend the company’s board and committee meetings. Directors must be able to commit the time and attention necessary to perform their fiduciary duties in proper fashion, particularly in times of crisis. The funds’ Trustees are concerned about over-committed directors. In some cases, directors may serve on too many boards to make a meaningful contribution. This may be particularly true for senior executives of public companies (or other directors with substantially full-time employment) who serve on more than a few outside boards. The funds may withhold votes from such directors on a case-by-case basis where it appears that they may be unable to discharge their duties properly because of excessive commitments.

Interlocking directorships: The funds’ Trustees believe that interlocking directorships are inconsistent with the degree of independence required for outside directors of public companies.

Corporate governance practices: Board independence depends not only on its members’ individual relationships, but also on the board’s overall attitude toward management. Independent boards are committed to good corporate governance practices and, by providing objective independent judgment, enhancing shareholder value. The funds may withhold votes on a case-by-case basis from some or all directors who, through their lack of independence or otherwise, have failed to observe good corporate governance practices or, through specific corporate action, have demonstrated a disregard for the interests of shareholders. Such instances may include cases where a board of directors has approved compensation arrangements for one or more members of management that, in the judgment of the funds’ Trustees, are excessive by reasonable corporate standards relative to the company’s record of performance.

Contested Elections of Directors

► The funds will vote on a case-by-case basis in contested elections of directors.

Classified Boards

► The funds will vote against proposals to classify a board, absent special circumstances indicating that shareholder interests would be better served by this structure.

Commentary: Under a typical classified board structure, the directors are divided into three classes, with each class serving a three-year term. The classified board structure results in directors serving staggered terms, with usually only a third of the directors up for re-election at any given annual meeting. The funds’ Trustees generally believe that it is appropriate for directors to stand for election each year, but recognize that, in special circumstances, shareholder interests may be better served under a classified board structure.

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Other Board-Related Proposals

The funds will generally vote for proposals that have been approved by a majority independent board, and on a case-by-case basis on proposals that have been approved by a board that fails to meet the guidelines’ basic independence standards (i.e., majority of independent directors and independent nominating, audit, and compensation committees).

Executive Compensation

The funds generally favor compensation programs that relate executive compensation to a company’s long-term performance. The funds will vote on a case-by-case basis on board-approved proposals relating to executive compensation, except as follows:

► Except where the funds are otherwise withholding votes for the entire board of directors, the funds will vote for stock option and restricted stock plans that will result in an average annual dilution of 1.67% or less (based on the disclosed term of the plan and including all equity-based plans).

► The funds will vote against stock option and restricted stock plans that will result in an average annual dilution of greater than 1.67% (based on the disclosed term of the plan and including all equity-based plans).

► The funds will vote against any stock option or restricted stock plan where the company’s actual grants of stock options and restricted stock under all equity-based compensation plans during the prior three (3) fiscal years have resulted in an average annual dilution of greater than 1.67%.

► The funds will vote against stock option plans that permit the replacing or repricing of underwater options (and against any proposal to authorize a replacement or repricing of underwater options).

► The funds will vote against stock option plans that permit issuance of options with an exercise price below the stock’s current market price.

► Except where the funds are otherwise withholding votes for the entire board of directors, the funds will vote for an employee stock purchase plan that has the following features: (1) the shares purchased under the plan are acquired for no less than 85% of their market value; (2) the offering period under the plan is 27 months or less; and (3) dilution is 10% or less.

Commentary: Companies should have compensation programs that are reasonable and that align shareholder and management interests over the longer term. Further, disclosure of compensation programs should provide absolute transparency to shareholders regarding the sources and amounts of, and the factors influencing, executive compensation. Appropriately designed equity-based compensation plans can be an effective way to align the interests of long-term shareholders with the interests of management. However, the funds may vote against these or other executive compensation proposals on a case-by-case basis where compensation is excessive by reasonable corporate standards or where a company fails to provide transparent disclosure of executive compensation. (Examples of excessive executive compensation may include, but are not limited to, equity incentive plans that exceed the dilution criteria noted above, excessive perquisites, performance-based compensation programs that do not properly correlate reward and performance, “golden parachutes” or other severance arrangements that present conflicts between management’s interests and the interests of shareholders, and “golden coffins” or unearned death benefits.) In voting on a proposal relating to executive compensation, the funds will consider whether the proposal has been approved by an independent compensation committee of the board.

Capitalization

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Many proxy proposals involve changes in a company’s capitalization, including the authorization of additional stock, the issuance of stock, the repurchase of outstanding stock, or the approval of a stock split. The management of a company’s capital structure involves a number of important issues, including cash flow, financing needs, and market conditions that are unique to the circumstances of the company. As a result, the funds will vote on a case-by-case basis on board-approved proposals involving changes to a company’s capitalization, except that where the funds are not otherwise withholding votes from the entire board of directors:

► The funds will vote for proposals relating to the authorization and issuance of additional common stock (except where such proposals relate to a specific transaction).

► The funds will vote for proposals to effect stock splits (excluding reverse stock splits).

► The funds will vote for proposals authorizing share repurchase programs.

Commentary: A company may decide to authorize additional shares of common stock for reasons relating to executive compensation or for routine business purposes. For the most part, these decisions are best left to the board of directors and senior management. The funds will vote on a case-by-case basis, however, on other proposals to change a company’s capitalization, including the authorization of common stock with special voting rights, the authorization or issuance of common stock in connection with a specific transaction (e.g., an acquisition, merger or reorganization), or the authorization or issuance of preferred stock. Actions such as these involve a number of considerations that may affect a shareholder’s investment and that warrant a case-by-case determination.

Acquisitions, Mergers, Reincorporations, Reorganizations and Other Transactions

Shareholders may be confronted with a number of different types of transactions, including acquisitions, mergers, reorganizations involving business combinations, liquidations, and the sale of all or substantially all of a company’s assets, which may require their consent. Voting on such proposals involves considerations unique to each transaction. As a result, the funds will vote on a case-by-case basis on board-approved proposals to effect these types of transactions, except as follows:

► The funds will vote for mergers and reorganizations involving business combinations designed solely to reincorporate a company in Delaware.

Commentary: A company may reincorporate into another state through a merger or reorganization by setting up a “shell” company in a different state and then merging the company into the new company. While reincorporation into states with extensive and established corporate laws – notably Delaware – provides companies and shareholders with a more well-defined legal framework, shareholders must carefully consider the reasons for a reincorporation into another jurisdiction, including especially an offshore jurisdiction.

Anti-Takeover Measures

Some proxy proposals involve efforts by management to make it more difficult for an outside party to take control of the company without the approval of the company’s board of directors. These include the adoption of a shareholder rights plan, requiring supermajority voting on particular issues, the adoption of fair price provisions, the issuance of blank check preferred stock, and the creation of a separate class of stock with disparate voting rights. Such proposals may adversely affect shareholder rights, lead to management entrenchment, or create conflicts of interest. As a result, the funds will vote against board-approved proposals to adopt such anti-takeover measures, except as follows:

► The funds will vote on a case-by-case basis on proposals to ratify or approve shareholder rights plans; and

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► The funds will vote on a case-by-case basis on proposals to adopt fair price provisions.

Commentary: The funds’ Trustees recognize that poison pills and fair price provisions may enhance or protect shareholder value under certain circumstances. For instance, where a company has incurred significant operating losses, a shareholder rights plan may be appropriately tailored to protect shareholder value by preserving a company’s net operating losses. Thus, the funds will consider proposals to approve such matters on a case-by-case basis.

Other Business Matters

Many proxies involve approval of routine business matters, such as changing a company’s name, ratifying the appointment of auditors, and procedural matters relating to the shareholder meeting. For the most part, these routine matters do not materially affect shareholder interests and are best left to the board of directors and senior management of the company. The funds will vote for board-approved proposals approving such matters, except as follows:

► The funds will vote on a case-by-case basis on proposals to amend a company’s charter or bylaws (except for charter amendments necessary to effect stock splits, to change a company’s name or to authorize additional shares of common stock).

► The funds will vote against authorization to transact other unidentified, substantive business at the meeting.

► The funds will vote on a case-by-case basis on proposals to ratify the selection of independent auditors if there is evidence that the audit firm’s independence or the integrity of an audit is compromised.

► The funds will vote on a case-by-case basis on other business matters where the funds are otherwise withholding votes for the entire board of directors.

Commentary: Charter and bylaw amendments and the transaction of other unidentified, substantive business at a shareholder meeting may directly affect shareholder rights and have a significant impact on shareholder value. As a result, the funds do not view these items as routine business matters. Putnam Management’s investment professionals and the funds’ proxy voting service may also bring to the Proxy Manager’s attention company-specific items that they believe to be non-routine and warranting special consideration. Under these circumstances, the funds will vote on a case-by-case basis.

The fund’s proxy voting service may identify circumstances that call into question an audit firm’s independence or the integrity of an audit. These circumstances may include recent material restatements of financials, unusual audit fees, egregious contractual relationships, and aggressive accounting policies. The funds will consider proposals to ratify the selection of auditors in these circumstances on a case-by-case basis. In all other cases, given the existence of rules that enhance the independence of audit committees and auditors by, for example, prohibiting auditors from performing a range of non-audit services for audit clients, the funds will vote for the ratification of independent auditors.

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II. SHAREHOLDER PROPOSALS

SEC regulations permit shareholders to submit proposals for inclusion in a company’s proxy statement. These proposals generally seek to change some aspect of the company’s corporate governance structure or to change some aspect of its business operations. The funds generally will vote in accordance with the recommendation of the company’s board of directors on all shareholder proposals, except as follows:

► The funds will vote for shareholder proposals asking that director nominees receive support from holders of a majority of votes cast or a majority of shares outstanding in order to be (re)elected.

► The funds will vote for shareholder proposals to declassify a board, absent special circumstances which would indicate that shareholder interests are better served by a classified board structure.

► The funds will vote for shareholder proposals to require shareholder approval of shareholder rights plans.

► The funds will vote for shareholder proposals requiring companies to make cash payments under management severance agreements only if both of the following conditions are met:

• the company undergoes a change in control, and

• the change in control results in the termination of employment for the person receiving the severance payment.

► The funds will vote on a case-by-case basis on shareholder proposals requiring companies to accelerate vesting of equity awards under management severance agreements only if both of the following conditions are met:

• the company undergoes a change in control, and

• the change in control results in the termination of employment for the person receiving the severance payment.

► The funds will vote on a case-by-case basis on shareholder proposals to limit a company’s ability to make excise tax gross-up payments under management severance agreements.

► The funds will vote on a case-by-case basis on shareholder proposals requesting that the board adopt a policy to recoup, in the event of a significant restatement of financial results or significant extraordinary write-off, to the fullest extent practicable, for the benefit of the company, all performance-based bonuses or awards that were paid to senior executives based on the company having met or exceeded specific performance targets to the extent that the specific performance targets were not, in fact, met.

► The funds will vote for shareholder proposals requiring a company to report on its executive retirement benefits (e.g., deferred compensation, split-dollar life insurance, SERPs and pension benefits).

► The funds will vote for shareholder proposals requiring a company to disclose its relationships with executive compensation consultants (e.g., whether the company, the board or the compensation committee retained the consultant, the types of services provided by the consultant over the past five years, and a list of the consultant’s clients on which any of the company’s executives serve as a director).

► The funds will vote for shareholder proposals that are consistent with the funds’ proxy voting guidelines for board-approved proposals.

► The funds will vote on a case-by-case basis on other shareholder proposals where the funds are otherwise withholding votes for the entire board of directors.

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Commentary: In light of the substantial reforms in corporate governance that are currently underway, the funds’ Trustees believe that effective corporate reforms should be promoted by holding boards of directors –and in particular their independent directors – accountable for their actions, rather than by imposing additional legal restrictions on board governance through piecemeal proposals. Generally speaking, shareholder proposals relating to business operations are often motivated primarily by political or social concerns, rather than the interests of shareholders as investors in an economic enterprise. As stated above, the funds’ Trustees believe that boards of directors and management are responsible for ensuring that their businesses are operating in accordance with high legal and ethical standards and should be held accountable for resulting corporate behavior. Accordingly, the funds will generally support the recommendations of boards that meet the basic independence and governance standards established in these guidelines. Where boards fail to meet these standards, the funds will generally evaluate shareholder proposals on a case-by-case basis.

However, the funds generally support shareholder proposals to implement majority voting for directors, observing that majority voting is an emerging standard intended to encourage directors to be attentive to shareholders’ interests. The funds also generally support shareholder proposals to declassify a board or to require shareholder approval of shareholder rights plans. The funds’ Trustees believe that these shareholder proposals further the goals of reducing management entrenchment and conflicts of interest, and aligning management’s interests with shareholders’ interests in evaluating proposed acquisitions of the company. The Trustees also believe that shareholder proposals to limit severance payments may further these goals in some instances. In general, the funds favor arrangements in which severance payments are made to an executive only when there is a change in control and the executive loses his or her job as a result. Arrangements in which an executive receives a payment upon a change of control even if the executive retains employment introduce potential conflicts of interest and may distract management focus from the long term success of the company.

In evaluating shareholder proposals that address severance payments, the funds distinguish between cash and equity payments. The funds generally do not favor cash payments to executives upon a change in control transaction if the executive retains employment. However, the funds recognize that accelerated vesting of equity incentives, even without termination of employment, may help to align management and shareholder interests in some instances, and will evaluate shareholder proposals addressing accelerated vesting of equity incentive payments on a case-by-case basis.

When severance payments exceed a certain amount based on the executive’s previous compensation, the payments may be subject to an excise tax. Some compensation arrangements provide for full excise tax gross-ups, which means that the company pays the executive sufficient additional amounts to cover the cost of the excise tax. The funds are concerned that the benefits of providing full excise tax gross-ups to executives may be outweighed by the cost to the company of the gross-up payments. Accordingly, the funds will vote on a case-by-case basis on shareholder proposals to curtail excise tax gross-up payments. The funds generally favor arrangements in which severance payments do not trigger an excise tax or in which the company’s obligations with respect to gross-up payments are limited in a reasonable manner.

The funds’ Trustees believe that performance-based compensation can be an effective tool for aligning management and shareholder interests. However, to fulfill its purpose, performance compensation should only be paid to executives if the performance targets are actually met. A significant restatement of financial results or a significant extraordinary write-off may reveal that executives who were previously paid performance compensation did not actually deliver the required business performance to earn that compensation. In these circumstances, it may be appropriate for the company to recoup this performance compensation. The funds will consider on a case-by-case basis shareholder proposals requesting that the board adopt a policy to recoup, in the event of a significant restatement of financial results or significant extraordinary write-off, performance-based bonuses or awards paid to senior executives based on the company having met or exceeded specific performance targets to the extent that the specific performance targets were not, in fact, met. The funds do not believe that such a policy should necessarily disadvantage a company in recruiting executives, as executives should understand that they are only entitled to performance compensation based on the actual performance they deliver.

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The funds’ Trustees will also consider whether a company’s severance payment and performance-based compensation arrangements, taking all of the pertinent circumstances into account, constitute excessive compensation or otherwise reflect poorly on the corporate governance practices of the company. In addition, as the Trustees evaluate these matters, they will be mindful of evolving practices and legislation relevant to executive compensation and corporate governance.

The funds’ Trustees also believe that shareholder proposals that are intended to increase transparency, particularly with respect to executive compensation, without establishing rigid restrictions upon a company’s ability to attract and motivate talented executives, are generally beneficial to sound corporate governance without imposing undue burdens. The funds will generally support shareholder proposals calling for reasonable disclosure.

III. VOTING SHARES OF NON-U.S. ISSUERS

Many of the Putnam funds invest on a global basis, and, as a result, they may hold, and have an opportunity to vote, shares in non-U.S. issuers – i.e., issuers that are incorporated under the laws of foreign jurisdictions and whose shares are not listed on a U.S. securities exchange or the NASDAQ stock market.

In many non-U.S. markets, shareholders who vote proxies of a non-U.S. issuer are not able to trade in that company’s stock on or around the shareholder meeting date. This practice is known as “share blocking.” In countries where share blocking is practiced, the funds will vote proxies only with direction from Putnam Management’s investment professionals.

In addition, some non-U.S. markets require that a company’s shares be re-registered out of the name of the local custodian or nominee into the name of the shareholder for the shareholder to be able to vote at the meeting. This practice is known as “share re-registration.” As a result, shareholders, including the funds, are not able to trade in that company’s stock until the shares are re-registered back in the name of the local custodian or nominee following the meeting. In countries where share re-registration is practiced, the funds will generally not vote proxies.

Protection for shareholders of non-U.S. issuers may vary significantly from jurisdiction to jurisdiction. Laws governing non-U.S. issuers may, in some cases, provide substantially less protection for shareholders than do U.S. laws. As a result, the guidelines applicable to U.S. issuers, which are premised on the existence of a sound corporate governance and disclosure framework, may not be appropriate under some circumstances for non-U.S. issuers. However, the funds will vote proxies of non-U.S. issuers in accordance with the guidelines applicable to U.S. issuers, except as follows:

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Uncontested Election of Directors

Germany

► For companies subject to “co-determination,” the funds will vote on a case by- case basis for the election of nominees to the supervisory board.

► The funds will withhold votes for the election of a former member of the company’s managerial board to chair of the supervisory board.

Commentary: German corporate governance is characterized by a two-tier board system—a managerial board composed of the company’s executive officers, and a supervisory board. The supervisory board appoints the members of the managerial board. Shareholders elect members of the supervisory board, except that in the case of companies with more than 2,000 employees, company employees are allowed to elect half of the supervisory board members. This “co-determination” practice may increase the chances that the supervisory board of a large German company does not contain a majority of independent members. In this situation, under the Fund’s proxy voting guidelines applicable to U.S. issuers, the funds would vote against all nominees. However, in the case of companies subject to “co-determination,” the Funds will vote for supervisory board members on a case-by-case basis, so that the funds can support independent nominees.

Consistent with the funds’ belief that the interests of shareholders are best protected by boards with strong, independent leadership, the funds will withhold votes for the election of former chairs of the managerial board to chair of the supervisory board.

Japan

► For companies that have established a U.S.-style corporate governance structure, the funds will withhold votes from the entire board of directors if

•  the board does not have a majority of outside directors,

•  the board has not established nominating and compensation committees composed of a majority of outside directors, or

•  the board has not established an audit committee composed of a majority of independent directors.

► The funds will withhold votes for the appointment of members of a company’s board of statutory auditors if a majority of the members of the board of statutory auditors is not independent.

Commentary:

Board structure: Recent amendments to the Japanese Commercial Code give companies the option to adopt a U.S.-style corporate governance structure (i.e., a board of directors and audit, nominating, and compensation committees). The funds will vote for proposals to amend a company’s articles of incorporation to adopt the U.S.-style corporate structure.

Definition of outside director and independent director: Corporate governance principles in Japan focus on the distinction between outside directors and independent directors. Under these principles, an outside director is a director who is not and has never been a director, executive, or employee of the company or its parent company, subsidiaries or affiliates. An outside director is “independent” if that person can make decisions completely independent from the managers of the company, its parent, subsidiaries, or affiliates and does not have a material relationship with the company (i.e., major client, trading partner, or other business relationship;

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familial relationship with current director or executive; etc.). The guidelines have incorporated these definitions in applying the board independence standards above.

Korea

► The funds will withhold votes from the entire board of directors if

• the board does not have a majority of outside directors,

• the board has not established a nominating committee composed of at least a majority of outside directors, or

• the board has not established an audit committee composed of at least three members and in which at least two-thirds of its members are outside directors.

Commentary: For purposes of these guidelines, an “outside director” is a director that is independent from the management or controlling shareholders of the company, and holds no interests that might impair performing his or her duties impartially from the company, management or controlling shareholder. In determining whether a director is an outside director, the funds will also apply the standards included in Article 415-2(2) of the Korean Commercial Code (i.e., no employment relationship with the company for a period of two years before serving on the committee, no director or employment relationship with the company’s largest shareholder, etc.) and may consider other business relationships that would affect the independence of an outside director.

Russia

► The funds will vote on a case-by-case basis for the election of nominees to the board of directors.

Commentary: In Russia, director elections are typically handled through a cumulative voting process. Cumulative voting allows shareholders to cast all of their votes for a single nominee for the board of directors, or to allocate their votes among nominees in any other way. In contrast, in “regular” voting, shareholders may not give more than one vote per share to any single nominee. Cumulative voting can help to strengthen the ability of minority shareholders to elect a director.

In Russia, as in some other emerging markets, standards of corporate governance are usually behind those in developed markets. Rather than vote against the entire board of directors, as the funds generally would in the case of a company whose board fails to meet the funds’ standards for independence, the funds may, on a case by case basis, cast all of their votes for one or more independent director nominees. The funds believe that it is important to increase the number of independent directors on the boards of Russian companies to mitigate the risks associated with dominant shareholders.

United Kingdom

► The funds will withhold votes from the entire board of directors if

• the board does not have at least a majority of independent non-executive directors,

• the board has not established a nomination committee composed of a majority of independent non-executive directors, or

• the board has not established compensation and audit committees composed of (1) at least three directors (in the case of smaller companies, two directors) and (2) solely independent non-executive directors.

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► The funds will withhold votes from any nominee for director who is considered an independent director by the company and who has received compensation within the last three years from the company other than for service as a director, such as investment banking, consulting, legal, or financial advisory fees.

► The funds will vote for proposals to amend a company’s articles of association to authorize boards to approve situations that might be interpreted to present potential conflicts of interest affecting a director.

Commentary:

Application of guidelines: Although the United Kingdom’s Combined Code on Corporate Governance (“Combined Code”) has adopted the “comply and explain” approach to corporate governance, the funds’ Trustees believe that the guidelines discussed above with respect to board independence standards are integral to the protection of investors in U.K. companies. As a result, these guidelines will generally be applied in a prescriptive manner.

Definition of independence: For the purposes of these guidelines, a non-executive director shall be considered independent if the director meets the independence standards in section A.3.1 of the Combined Code (i.e., no material business or employment relationships with the company, no remuneration from the company for non-board services, no close family ties with senior employees or directors of the company, etc.), except that the funds do not view service on the board for more than nine years as affecting a director’s independence.

Smaller companies: A smaller company is one that is below the FTSE 350 throughout the year immediately prior to the reporting year.

Conflicts of interest: The Companies Act 2006 requires a director to avoid a situation in which he or she has, or can have, a direct or indirect interest that conflicts, or possibly may conflict, with the interests of the company. This broadly written requirement could be construed to prevent a director from becoming a trustee or director of another organization. Provided there are reasonable safeguards, such as the exclusion of the relevant director from deliberations, the funds believe that the board may approve this type of potential conflict of interest in its discretion.

Other Matters

► The funds will vote for shareholder proposals calling for a majority of a company’s directors to be independent of management.

► The funds will vote for shareholder proposals seeking to increase the independence of board nominating, audit, and compensation committees.

► The funds will vote for shareholder proposals that implement corporate governance standards similar to those established under U.S. federal law and the listing requirements of U.S. stock exchanges, and that do not otherwise violate the laws of the jurisdiction under which the company is incorporated.

► The funds will vote on a case-by-case basis on proposals relating to (1) the issuance of common stock in excess of 20% of the company’s outstanding common stock where shareholders do not have preemptive rights, or (2) the issuance of common stock in excess of 100% of the company’s outstanding common stock where shareholders have preemptive rights.

► The funds will vote for proposals permitting companies to deliver reports and other materials electronically (e.g., via website posting).

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► The funds will vote for proposals permitting companies to issue regulatory reports in English.

► The funds will vote: against remuneration reports that indicate that awards under a long term incentive plan are not linked to performance targets; and on a case-by-case basis on other remuneration reports, giving consideration to whether the report indicates a correlation between compensation and performance that is consistent with the funds’ high standards for compensation practices.

As adopted March 6, 2009

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Proxy voting procedures of the Putnam funds

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The proxy voting procedures below explain the role of the funds’ Trustees, the proxy voting service and the Proxy Manager, as well as how the process will work when a proxy question needs to be handled on a case-by-case basis, or when there may be a conflict of interest.

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The role of the funds’ Trustees

The Trustees of the Putnam funds exercise control of the voting of proxies through their Board Policy and Nominating Committee, which is composed entirely of independent Trustees. The Board Policy and Nominating Committee oversees the proxy voting process and participates, as needed, in the resolution of issues that need to be handled on a case-by-case basis. The Committee annually reviews and recommends, for Trustee approval, guidelines governing the funds’ proxy votes, including how the funds vote on specific proposals and which matters are to be considered on a case-by-case basis. The Trustees are assisted in this process by their independent administrative staff (“Office of the Trustees”), independent legal counsel, and an independent proxy voting service. The Trustees also receive assistance from Putnam Investment Management, LLC (“Putnam Management”), the funds’ investment advisor, on matters involving investment judgments. In all cases, the ultimate decision on voting proxies rests with the Trustees, acting as fiduciaries on behalf of the shareholders of the funds.

The role of the proxy voting service

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The funds have engaged an independent proxy voting service to assist in the voting of proxies. The proxy voting service is responsible for coordinating with the funds’ custodians to ensure that all proxy materials received by the custodians relating to the funds’ portfolio securities are processed in a timely fashion. To the extent applicable, the proxy voting service votes all proxies in accordance with the proxy voting guidelines established by the Trustees. The proxy voting service will refer proxy questions to the Proxy Manager (described below) for instructions under circumstances where: (1) the application of the proxy voting guidelines is unclear; (2) a particular proxy question is not covered by the guidelines; or (3) the guidelines call for specific instructions on a case-by-case basis. The proxy voting service is also requested to call to the Proxy Manager’s attention specific proxy questions that, while governed by a guideline, appear to involve unusual or controversial issues. The funds also utilize research services relating to proxy questions provided by the proxy voting service and by other firms.

The role of the Proxy Manager

Each year, a member of the Office of the Trustees is appointed Proxy Manager to assist in the coordination and voting of the funds’ proxies. The Proxy Manager will deal directly with the proxy voting service and, in the case of proxy questions referred by the proxy voting service, will solicit voting recommendations and instructions from the Office of the Trustees, the Chair of the Board Policy and Nominating Committee, and Putnam Management’s investment professionals, as appropriate. The Proxy Manager is responsible for ensuring that these questions and referrals are responded to in a timely fashion and for transmitting appropriate voting instructions to the proxy voting service.

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Voting procedures for referral items

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As discussed above, the proxy voting service will refer proxy questions to the Proxy Manager under certain circumstances. When the application of the proxy voting guidelines is unclear or a particular proxy question is not covered by the guidelines (and does not involve investment considerations), the Proxy Manager will assist in interpreting the guidelines and, as appropriate, consult with one or more senior staff members of the Office of the Trustees and the Chair of the Board Policy and Nominating Committee on how the funds’ shares will be voted.

For proxy questions that require a case-by-case analysis pursuant to the guidelines or that are not covered by the guidelines but involve investment considerations, the Proxy Manager will refer such questions, through an electronic request form, to Putnam Management’s investment professionals for a voting recommendation. Such referrals will be made in cooperation with the person or persons designated by Putnam Management’s Legal and Compliance Department to assist in processing such referral items. In connection with each such referral item, the Legal and Compliance Department will conduct a conflicts of interest review, as described below under “Conflicts of interest,” and provide electronically a conflicts of interest report (the “Conflicts Report”) to the Proxy Manager describing the results of such review. After receiving a referral item from the Proxy Manager, Putnam Management’s investment professionals will provide a recommendation electronically to the Proxy Manager and the person or persons designated by the Legal and Compliance Department to assist in processing referral items. Such recommendation will set forth (1) how the proxies should be voted; (2) the basis and rationale for such recommendation; and (3) any contacts the investment professionals have had with respect to the referral item with non-investment personnel of Putnam Management or with outside parties (except for routine communications from proxy solicitors). The Proxy Manager will then review the investment professionals’ recommendation and the Conflicts Report with one or more senior staff members of the Office of the Trustees in determining how to vote the funds’ proxies. The Proxy Manager will maintain a record of all proxy questions that have been referred to Putnam Management’s investment professionals, the voting recommendation, and the Conflicts Report.

In some situations, the Proxy Manager and/or one or more senior staff members of the Office of the Trustees may determine that a particular proxy question raises policy issues requiring consultation with the Chair of the Board Policy and Nominating Committee, who, in turn, may decide to bring the particular proxy question to the Committee or the full Board of Trustees for consideration.

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Conflicts of interest

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Occasions may arise where a person or organization involved in the proxy voting process may have a conflict of interest. A conflict of interest may exist, for example, if Putnam Management has a business relationship with (or is actively soliciting business from) either the company soliciting the proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. Any individual with knowledge of a personal conflict of interest (e.g., familial relationship with company management) relating to a particular referral item shall disclose that conflict to the Proxy Manager and the Legal and Compliance Department and otherwise remove himself or herself from the proxy voting process. The Legal and Compliance Department will review each item referred to Putnam Management’s investment professionals to determine if a conflict of interest exists and will provide the Proxy Manager with a Conflicts Report for each referral item that (1) describes any conflict of interest; (2) discusses the procedures used to address such conflict of interest; and (3) discloses any contacts from parties outside Putnam Management (other than routine communications from proxy solicitors) with respect to the referral item not otherwise reported in an investment professional’s recommendation. The Conflicts Report will also include written confirmation that any recommendation from an investment professional provided under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

As adopted March 11, 2005 and revised June 12, 2009.

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PUTNAM VARIABLE TRUST

FORM N-1A
PART C

OTHER INFORMATION

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Item 28. Exhibits

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(a) Amended and Restated Agreement and Declaration of Trust dated January 14, 2005 – Incorporated by reference to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement filed on March 1, 2005.

(b) By-Laws, as amended through January 30, 1997 – Incorporated by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement filed on August 31, 2000.

(c)(1) Portions of Agreement and Declaration of Trust Relating to Shareholders' Rights – Incorporated by reference to Post-Effective Amendment No. 14 to the Registrant's Registration Statement filed on May 1, 1997.

(c)(2) Portions of By-Laws Relating to Shareholders' Rights – Incorporated by reference to Post-Effective Amendment No. 14 to the Registrant's Registration Statement filed on May 1, 1997.

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(d)(1) Management Contract with Putnam Investment Management, LLC dated January 1, 2010.

(d)(2) Sub-Management Contract between Putnam Investment Management, LLC and Putnam Investments Limited dated May 15, 2008; schedule dated December 14, 2009.

(d)(3) Sub-Advisory Contract among Putnam Investment Management, LLC, Putnam Investments Limited and The Putnam Advisory Company, LLC dated May 15, 2008; schedule B dated December 14, 2009.

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(e)(1) Distributor’s Contract with Putnam Retail Management Limited Partnership dated August 3, 2007 – Incorporated by reference to Post-Effective Amendment No. 38 to the Registrant's Registration Statement filed on April 28, 2008.

(e)(2) Form of Dealer Sales Contract – Incorporated by reference to Post-Effective Amendment No. 11 to the Registrant’s Registration Statement filed on February 29, 1996.

(e)(3) Form of Financial Institution Sales Contract – Incorporated by reference to Post-Effective Amendment No. 11 to the Registrant’s Registration Statement filed on February 29, 1996.

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(f) Trustee Retirement Plan dated October 4, 1996, as amended July 21, 2000 – Incorporated by reference to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement filed on March 1, 2005.

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(g) Master Custodian Agreement with State Street Bank and Trust Company dated January 1, 2007; schedule dated February 2, 2010.

(h)(1) Amended and Restated Investor Servicing Agreement with Putnam Investment Management, LLC and Putnam Investor Services, Inc. dated January 1, 2009; schedule dated February 2, 2010.

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(h)(2) Letter of Indemnity with Putnam Investment Management, LLC dated December 18, 2003 – Incorporated by reference to Post-Effective Amendment No. 33 to the Registrant's Registration Statement filed on April 29, 2004.

(h)(3) Liability Insurance Allocation Agreement dated December 18, 2003 – Incorporated by reference to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement filed on March 1, 2005.

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(h)(4) Master Sub-Accounting Services Agreement between Putnam Investment Management, LLC and State Street Bank and Trust Company dated January 1, 2007; schedule dated February 2, 2010.

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(i) Opinion of Ropes & Gray LLP, including consent – Incorporated by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement filed on April 30, 2003.

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(j) Consent of Independent Registered Public Accounting Firm-to be filed by amendment.

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(k) Not applicable.

(l) Investment Letters from Putnam Investment Management, LLC to the Registrant – Incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement filed on April 28, 1995.

(m)(1) Class IB Distribution Plan and Agreement dated April 1, 2000 – Incorporated by reference to Post-Effective Amendment No. 24 to the Registrant's Registration Statement filed on April 28, 2000.

(m)(2) Form of Dealer Service Agreement – Incorporated by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed on October 2, 1997.

(m)(3) Form of Financial Institution Service Agreement – Incorporated by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed on October 2, 1997.

(n) Rule 18f-3(d) Plan – Incorporated by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed on October 2, 1997.

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(p)(1) The Putnam Funds Code of Ethics dated September 11, 2009.

(p)(2) Putnam Investments Code of Ethics dated May 2008 – Incorporated by reference to Post-Effective Amendment No. 40 to the Registrant's Registration Statement filed on April 30, 2009.

(p)(3) Amendment dated May 2009 to Putnam Investments Code of Ethics dated May 2008.

Item 29. Persons Controlled by or under Common Control with the Fund

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None

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Item 30. Indemnification

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The information required by this item is incorporated by reference to the Registrant’s Initial Registration Statement on Form N-1A under the Investment Company Act of 1940 (File No. 811-5346).

Item 31. Business and Other Connections of the Investment Adviser

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Except as set forth below, the directors and officers of each of Putnam Investment Management, LLC, the Registrant’s investment adviser (the “Investment Adviser”), Putnam Investments Limited, investment sub-manager to certain Putnam funds (the “Sub-Manager”), and The Putnam Advisory Company, LLC, investment sub-adviser to certain Putnam funds, have been engaged during the past two fiscal years in no business, profession, vocation or employment of a substantial nature other than as directors or officers of the Investment Adviser, Sub-Manager, or certain of the Investment Adviser’s corporate affiliates. Certain officers of the Investment Adviser serve as officers of some or all of the Putnam funds. The address of the Investment Adviser, its corporate affiliates other than the Sub-Manager, and the Putnam funds is One Post Office Square, Boston, Massachusetts 02109. The address of the Sub-Manager is Cassini House, 57-59 St James’s Street, London, England, SW1A 1LD.

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Name and Title	Non-Putnam business, profession, vocation or
employment
Anne Marie Duffy	Prior to July 2007, Attorney, Proskauer Rose,
Vice President	LLP, One International Place,
Putnam Investment Management, LLC	Boston, MA 02110

Carlo N. Forcione	Prior to November 2007, Associate, Ropes &
Vice President	Gray, LLP, One International Place,
Putnam Investment Management, LLC	Boston, MA 02110

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
Steven W. Curbow	Prior to December 2008, Senior Vice President
Senior Vice President	Director of Research, Independence Investments,
Putnam Investment Management, LLC	160 Federal Street, Boston, MA 02110
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Robert L. Reynolds	Prior to July 2008, retired
Leonard M. Glynn	Prior to October 2008, Senior Vice President
Executive Committee, Fidelity Investments

Item 32. Principal Underwriter

(a) Putnam Retail Management Limited Partnership is the principal underwriter for each of the following investment companies, including the Registrant:

Putnam American Government Income Fund, Putnam Arizona Tax Exempt Income Fund, Putnam Asset Allocation Funds, Putnam California Tax Exempt Income Fund, Putnam Convertible Income-Growth Trust, Putnam Diversified Income Trust, Putnam Equity Income Fund, Putnam Europe Equity Fund, Putnam Funds Trust, The Putnam Fund for Growth and Income, The George Putnam Fund of Boston, Putnam Global Equity Fund, Putnam Global

Income Trust, Putnam Global Natural Resources Fund, Putnam Global Health Care Fund, Putnam Global Utilities Fund, Putnam High Yield Advantage Fund, Putnam High Yield Trust, Putnam Income Fund, Putnam International Equity Fund, Putnam Investment Funds, Putnam Investors Fund, Putnam Massachusetts Tax Exempt Income Fund, Putnam Michigan Tax Exempt Income Fund, Putnam Minnesota Tax Exempt Income Fund, Putnam Money Market Fund, Putnam New Jersey Tax Exempt Income Fund, Putnam New Opportunities Fund, Putnam New York Tax Exempt Income Fund, Putnam Ohio Tax Exempt Income Fund, Putnam Pennsylvania Tax Exempt Income Fund, Putnam RetirementReady® Funds, Putnam Tax Exempt Income Fund, Putnam Tax Exempt Money Market Fund, Putnam Tax-Free Income Trust, Putnam Tax Smart Funds Trust, Putnam U.S. Government Income Trust, Putnam Variable Trust, Putnam Vista Fund and Putnam Voyager Fund.

(b) The directors and officers of the Registrant's principal underwriter are listed below. Except as noted below, no officer of the Registrant’s principal underwriter is an officer of the Registrant.

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The principal business address of each person listed below is One Post Office Square, Boston, MA 02109.

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Name	Position and Office with the Underwriter

Aaron III Jefferson F.	Senior Vice President

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

Ahearn Paul D.	Vice President

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

Amisano Paulette Cusick	Vice President

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

Azzarito Nicholas S.	Vice President

Babcock III Warren W.	Senior Vice President

Balfour Renee	Assistant Vice President

Barnett William E.	Senior Vice President

Bartlett-Armstrong Laura Ann	Senior Vice President

Bartony Paul A.	Senior Vice President

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

Black Robert W.	Vice President

Boornazian Aram R.	Assistant Vice President

Borden Richard S.	Senior Vice President

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

Bumpus James F.	Managing Director

Bunker Christopher M.	Senior Vice President

Burke Brian M.	Vice President

Burns Robert T.	Managing Director

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

Cahill Daniel J.	Assistant Vice President

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Callahan Lea H	Vice President

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Campbell Christopher F.	Vice President

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Capece John P.	Vice President

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Caple Daniel S.	Senior Vice President

Card Victoria R.	Vice President

Carney Jeffrey R.	Senior Managing Director

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

Casey David M.	Senior Vice President

Cass William D.	Senior Vice President

Chapman Frederick	Senior Vice President

Clark James F.	Senior Vice President

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

Colman Donald M.	Senior Vice President

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

Coneeny Mark L.	Managing Director

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

Connolly William T.	Senior Managing Director

Cooley Jonathan A.	Senior Vice President

Corbett Dennis T.	Senior Vice President

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

Coveney Anne M.	Managing Director

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Craig Casey R.	Vice President

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Crilly Lindsay T.	Vice President

Cristo Chad H.	Managing Director

Curtin Brian	Senior Vice President

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

Daley Eric Hugh	Senior Vice President

Daly Elizabeth Paul	Vice President

D'Amico Charles Joseph	Vice President

DeAngelis Adam	Senior Vice President

DeGregorio Jr. Richard A.	Vice President

Demery Thomas R.	Vice President

Dewey Jr. Paul S.	Managing Director

DiBuono Jeffrey P.	Vice President

DiPietro Daniel S.	Assistant Vice President

Donadio Joyce M.	Senior Vice President

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

Druker Linda A.	Assistant Vice President

Duffy Anne Marie	Vice President

Dyer Martin	Senior Vice President

Economou Stefan G.	Vice President

Eidelberg Kathleen E.	Vice President

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

Evans Adam Christopher	Senior Vice President

Favaloro Beth A.	Managing Director

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

Filmore Benjamin R.	Senior Vice President

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Fleming Pamela B.	Vice President

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Fleming Robert A.	Vice President

Fogarty Jr. Vincent G.	Senior Vice President

Forcione Carlo N.	Vice President

Foster Laura G.	Senior Vice President

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

Gentile Donald A.	Vice President

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

Geraigery Mark F.	Assistant Vice President

Giacobbe Gale L.	Vice President

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

Greeley Jr. Robert E.	Vice President

Greenwood Julie M.	Senior Vice President

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

Halloran James E.	Senior Vice President

Halloran Thomas W.	Managing Director

Hancock Nancy E.	Vice President

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Harrington Threrese A.	Assistant Vice President

Harrison Paul	Senior Vice President

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Hartigan Maureen A.	Senior Vice President

Hayes Alexander D.	Vice President

Hazzard Jessica L.	Managing Director

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

Homer Edward M.	Assistant Vice President

Horby Gary C.	Senior Vice President

Houtekamer Leendert Pieter	Senior Vice President

Hoyt Paula J.	Senior Vice President

Hughes Rosemary A.	Vice President

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

Iskandar Anthony Michael	Vice President

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

Kapinos Peter J.	Senior Vice President

Kay Karen R.	Managing Director

Kealty Joseph M.	Vice President

Keith Pamela J.	Vice President

Kelley Brian J.	Managing Director

Kelly A. Siobhan	Senior Vice President

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

Kennedy Daniel J.	Senior Vice President

Kersten Charles N.	Senior Vice President

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

Kinsman Anne M.	Senior Vice President

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

Kotsiras Steven	Senior Vice President

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

Lacascia Charles M.	Managing Director

Lacour Jayme J.	Vice President

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

Leahy Jon F.	Vice President

Lecce Vincent L.	Vice President

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Leonard Glynn M.	Managing Director

Leveille Robert R. *	Managing Director

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Levy Norman S.	Senior Vice President

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Lewis Benjamin Herbert	Managing Director

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Lieberman Samuel L.	Senior Vice President

Link Christopher H.	Senior Vice President

Lohmeier Andrew	Senior Vice President

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Maher Stephen B.	Vice President

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Maher James M.	Vice President

Mahoney Julie M.	Senior Vice President

Martin David M.	Senior Vice President

Martin Paul J.	Senior Vice President

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

Martino Eric M.	Assistant Vice President

Marzelli Kristine	Assistant Vice President

Mattucci John T.	Senior Vice President

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

McCarthy Anne B.	Vice President

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

McCloy Andrew P.	Vice President

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

McCollough Martha J.	Assistant Vice President

McDaries Jane S.	Assistant Vice President

McDermott Robert J.	Senior Vice President

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

McKenna Mark J.	Managing Director

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

Mehta Ashok	Senior Vice President

Miller Daniel R.	Vice President

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

Minor Sean Charles	Vice President

Minsk Judith	Senior Vice President

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

Molesky Kevin P.	Senior Vice President

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

Morais Joseph	Vice President

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

Murphy III Edmund F.	Managing Director

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

Nakamura Denise-Marie	Senior Vice President

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

Nichols Leslie G.	Vice President

Nickodemus John P.	Managing Director

Norcross George H.	Senior Vice President

O'Connell Jr. Paul P.	Senior Vice President

O'Connor Brian P.	Senior Vice President

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

Perkins Erin M.	Senior Vice President

Petitti Joseph P.	Senior Vice President

Pheeney Bradford S.	Vice President

Pheeney Douglas K.	Vice President

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

Pike John R.	Managing Director

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

Powers Michele M.	Assistant Vice President

Pulkrabek Scott M.	Senior Vice President

Puzzangara John C.	Senior Vice President

Puzzangara Kendra L.	Senior Vice President

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

Quinn Kyle C.	Vice President

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

Reid Sandra L.	Senior Vice President

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

Riccardella Paul A.	Vice President

Ritter Jesse D.	Vice President

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

Rodammer Kris	Senior Vice President

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

Saunders Catherine A.	Managing Director

Scanlon Sharon Rose	Senior Vice President

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

Shipman Carroll E.	Senior Vice President

Short Jr. Harold P.	Managing Director

Signorello Stephen	Assistant Vice President

Simonetti Andrew	Assistant Vice President

Skomial Victoria S.	Assistant Vice President

Sloane Melissa A.	Vice President

Snyder Scott Joseph	Assistant Vice President

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Spence David L.	Vice President

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Spigelmeyer III Carl M.	Senior Vice President

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

Steingarten Brie A.E.	Vice President

Stern Derek	Vice President

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

Stuart James F.	Senior Vice President

Sullivan Brian L.	Senior Vice President

Sullivan Daniel John	Vice President

Sullivan Elaine M.	Managing Director

Taber Rene B.	Senior Vice President

Tate Stephen J.	Senior Vice President

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

Thompson Christopher C.	Managing Director

Tolmie Ryan J.	Assistant Vice President

Tottenham Abby	Assistant Vice President

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Tucker Jason A.	Managing Director

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Tyrie David C.	Managing Director

Valentin-Hess Carmen	Vice President

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

Wallace Stephen	Senior Vice President

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

Watson Stefanie H.	Vice President

Wilde Michael R.	Vice President

Williams Brie P.	Senior Vice President

Wolff Meredith M.	Senior Vice President

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

Zannino David J.	Vice President

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

Zitnay Lauren K.	Assistant Vice President

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*Mr. Leveille is Vice President and Chief Compliance Officer of the Registrant.

Item 33. Location of Accounts and Records

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Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are the Registrant’s Clerk, Judith Cohen; the Registrant’s investment adviser, Putnam Investment Management, LLC (PIM); the Registrant’s principal underwriter, Putnam Retail Management Limited Partnership (PRM); the Registrant’s custodian, State Street Bank and Trust Company (which, in addition to its duties as custodian, also provides certain administrative, pricing and bookkeeping services); and the Registrant’s transfer and dividend disbursing agent, Putnam Investor Services Inc. The address of the Clerk, PIM, PRM and Putnam Investor Services, Inc. is One Post Office Square, Boston, Massachusetts 02109. State Street Bank and Trust Company is located at 225 Franklin Street, Boston, Massachusetts 02110 and 2 Avenue de Lafayette, Boston, Massachusetts 02111.

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Item 34. Management Services

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None

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Item 35. Undertakings

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None

NOTICE

A copy of the Agreement and Declaration of Trust of Putnam Variable Trust is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Registrant.

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POWER OF ATTORNEY

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I, the undersigned Trustee of each of the funds listed on Schedule A hereto, hereby severally constitute and appoint John Hill, George Putnam III, Charles E. Porter, Jonathan S. Horwitz, John W. Gerstmayr and Bryan Chegwidden, and each of them singly, my true and lawful attorneys, with full power to them and each of them, to sign for me, and in my name and in the capacity indicated below, the Registration Statements on Form N-1A of each of the funds listed on Schedule A hereto and any and all amendments (including post-effective amendments) to said Registration Statements and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto my said attorneys, and each of them acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully to all intents and purposes as he might or could do in person, and hereby ratify and confirm all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

WITNESS my hand and seal on the date set forth below.

Signature	Title	Date

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/s/ W. Thomas Stephens
--------------------------------------	Trustee	May 14, 2009
W. Thomas Stephens
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C-5

Schedule A

Putnam American Government Income Fund
Putnam Arizona Tax Exempt Income Fund
Putnam Asset Allocation Funds
Putnam California Tax Exempt Income Fund
Putnam Convertible Income-Growth Trust
Putnam Diversified Income Trust
Putnam Equity Income Fund
Putnam Europe Equity Fund
Putnam Funds Trust
The George Putnam Fund of Boston
Putnam Global Equity Fund
Putnam Global Health Care Fund
Putnam Global Income Trust
Putnam Global Natural Resources Fund
Putnam Global Utilities Fund
The Putnam Fund for Growth and Income
Putnam High Yield Advantage Fund
Putnam High Yield Trust
Putnam Income Fund
Putnam International Equity Fund
Putnam Investment Funds
Putnam Investors Fund
Putnam Massachusetts Tax Exempt Income Fund
Putnam Michigan Tax Exempt Income Fund
Putnam Minnesota Tax Exempt Income Fund
Putnam Money Market Fund
Putnam New Jersey Tax Exempt Income Fund
Putnam New Opportunities Fund
Putnam New York Tax Exempt Income Fund
Putnam Ohio Tax Exempt Income Fund
Putnam Pennsylvania Tax Exempt Income Fund
Putnam RetirementReady® Funds
Putnam Tax Exempt Income Fund
Putnam Tax Exempt Money Market Fund
Putnam Tax-Free Income Trust
Putnam U.S. Government Income Trust
Putnam Variable Trust
Putnam Vista Fund
Putnam Voyager Fund

C-6

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POWER OF ATTORNEY

I, the undersigned Officer of each of the funds listed on Schedule A hereto, hereby severally constitute and appoint John Hill, George Putnam III, Jonathan S. Horwitz, John W. Gerstmayr and Bryan Chegwidden, and each of them singly, my true and lawful attorneys, with full power to them and each of them, to sign for me, and in my name and in the capacity indicated below, the Registration Statements on Form N-1A of each of the funds listed on Schedule A hereto and any and all amendments (including post-effective amendments) to said Registration Statements and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto my said attorneys, and each of them acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully to all intents and purposes as he might or could do in person, and hereby ratify and confirm all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

WITNESS my hand and seal on the date set forth below.

Signature	Title	Date

/s/ Jonathan S. Horwitz
--------------------------------------	Executive Vice President,	January 8, 2010
Jonathan S. Horwitz	Treasurer, Principal
Executive Officer and
Compliance Liaison

C-7

Schedule A

Putnam American Government Income Fund
Putnam Arizona Tax Exempt Income Fund
Putnam Asset Allocation Funds
Putnam California Tax Exempt Income Fund
Putnam Convertible Income-Growth Trust
Putnam Diversified Income Trust
Putnam Equity Income Fund
Putnam Europe Equity Fund
Putnam Funds Trust
The George Putnam Fund of Boston
Putnam Global Equity Fund
Putnam Global Health Care Fund
Putnam Global Income Trust
Putnam Global Natural Resources Fund
Putnam Global Utilities Fund
The Putnam Fund for Growth and Income
Putnam High Yield Advantage Fund
Putnam High Yield Trust
Putnam Income Fund
Putnam International Equity Fund
Putnam Investment Funds
Putnam Investors Fund
Putnam Massachusetts Tax Exempt Income Fund
Putnam Michigan Tax Exempt Income Fund
Putnam Minnesota Tax Exempt Income Fund
Putnam Money Market Fund
Putnam New Jersey Tax Exempt Income Fund
Putnam New Opportunities Fund
Putnam New York Tax Exempt Income Fund
Putnam Ohio Tax Exempt Income Fund
Putnam Pennsylvania Tax Exempt Income Fund
Putnam RetirementReady® Funds
Putnam Tax Exempt Income Fund
Putnam Tax Exempt Money Market Fund
Putnam Tax-Free Income Trust
Putnam U.S. Government Income Trust
Putnam Variable Trust
Putnam Vista Fund
Putnam Voyager Fund

C-8

SIGNATURES

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Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts, on the 16th day of February, 2010.


Putnam Variable Trust
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By: /s/ Jonathan S. Horwitz, Executive Vice
President, Treasurer, Principal Executive Officer
and Compliance Liaison
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Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement of Putnam Variable Trust has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title

John A. Hill*	Chairman of the Board and Trustee

Jameson A. Baxter*	Vice Chairman of the Board and Trustee
Robert L. Reynolds*	President and Trustee

Jonathan S. Horwitz**	Executive Vice President, Treasurer, Principal Executive
Officer and Compliance Liaison

Steven D. Krichmar*	Vice President and Principal Financial Officer

Janet C. Smith*	Vice President, Assistant Treasurer and Principal
Accounting Officer

Ravi Akhoury*	Trustee

Charles B. Curtis*	Trustee

C-9

Robert J. Darretta*	Trustee

Myra R. Drucker*	Trustee

Paul L. Joskow*	Trustee

Elizabeth T. Kennan*	Trustee

Kenneth R. Leibler*	Trustee

Robert E. Patterson*	Trustee

George Putnam, III*	Trustee

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W. Thomas Stephens**	Trustee

Richard B. Worley*	Trustee
	By:	/s/ Jonathan S. Horwitz,
Attorney-in-Fact
February 16, 2010

*Signed pursuant to power of attorney filed
in Post-Effective Amendment No. 40 to the
Registrant’s Registration Statement on April
30, 2009.
**Signed pursuant to power of attorney filed
herewith.

C-10

EXHIBIT INDEX

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Item 28 Exhibit

(d)(1) Management Contract between Putnam Investment Management, LLC dated January 1, 2010.

(d)(2) Sub-Management Contract between Putnam Investment Management, LLC and Putnam Investments Limited dated May 15, 2008; schedule dated December 14, 2009.

(d)(3) Sub-Advisory Contract among Putnam Investment Management, LLC, Putnam Investments Limited and The Putnam Advisory Company, LLC dated May 15, 2008; schedule B dated December 14, 2009.

(g) Master Custodian Agreement with State Street Bank and Trust Company dated January 1, 2007; schedule dated February 2, 2010.

(h)(1) Amended and Restated Investor Servicing Agreement with Putnam Investment Management, LLC and Putnam Investor Services, Inc. dated January 1, 2009; schedule dated February 2, 2010.

(h)(4) Master Sub-Accounting Services Agreement between Putnam Investment Management, LLC and State Street Bank and Trust Company dated January 1, 2007; schedule dated February 2, 2010.

(p)(1) The Putnam Funds Code of Ethics dated September 11, 2009.

(p)(3) Amendment dated May 2009 to Putnam Investments Code of Ethics dated May 2008.


C-11